UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.
              BlackRock Balanced Capital Portfolio
              BlackRock Bond Portfolio
              BlackRock Fundamental Growth Portfolio
              BlackRock Global Allocation Portfolio
              BlackRock Government Income Portfolio
              BlackRock High Income Portfolio
              BlackRock Large Cap Core Portfolio
              BlackRock Money Market Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
              BlackRock Series Fund, Inc., 800 Scudders Mill Road,
              Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
              Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry                                         Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                    160,000    Honeywell International, Inc.                                 $  9,515,200
                                              160,000    United Technologies Corp.                                       12,876,800
                                                                                                                       ------------
                                                                                                                         22,392,000
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.3%                 27,500    FedEx Corp.                                                      2,880,625
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.8%                            145,000    Harley-Davidson, Inc.                                            6,700,450
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                              145,000    Anheuser-Busch Cos., Inc.                                        7,248,550
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.9%                      325,000    Masco Corp.                                                      7,530,250
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.7%                        285,000    The Bank of New York Mellon Corp.                               12,579,900
                                               90,000    Legg Mason, Inc.                                                 7,586,100
                                              180,000    Morgan Stanley                                                  11,340,000
                                                                                                                       ------------
                                                                                                                         31,506,000
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                              215,000    E.I. du Pont de Nemours & Co.                                   10,655,400
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.7%                       180,000    Wells Fargo & Co.                                                6,411,600
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.6%               425,000    Cisco Systems, Inc. (a)                                         14,071,750
                                               70,000    Juniper Networks, Inc. (a)                                       2,562,700
                                              325,000    Motorola, Inc.                                                   6,022,250
                                                                                                                       ------------
                                                                                                                         22,656,700
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.0%                265,000    Hewlett-Packard Co.                                             13,194,350
                                              110,000    International Business Machines Corp.                           12,958,000
                                            1,350,000    Sun Microsystems, Inc. (a)                                       7,573,500
                                                                                                                       ------------
                                                                                                                         33,725,850
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                       145,000    Discover Financial Services, Inc.                                3,016,000
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.6%         255,000    Citigroup, Inc.                                                 11,900,850
                                              220,000    JPMorgan Chase & Co.                                            10,080,400
                                                                                                                       ------------
                                                                                                                         21,981,250
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 215,000    AT&T Inc.                                                        9,096,650
Services - 2.3%                               245,000    Verizon Communications, Inc.                                    10,848,600
                                                                                                                       ------------
                                                                                                                         19,945,250
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                         90,000    Tyco Electronics Ltd.                                            3,188,700
Instruments - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.9%             75,000    GlobalSantaFe Corp.                                              5,701,500
                                               70,000    Schlumberger Ltd.                                                7,350,000
                                              170,000    Weatherford International Ltd. (a)                              11,420,600
                                                                                                                       ------------
                                                                                                                         24,472,100
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.8%               160,000    Wal-Mart Stores, Inc.                                            6,984,000
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 3.8%                          110,000    Cadbury Schweppes Plc (b)                                        5,117,200
                                               85,000    General Mills, Inc.                                              4,930,850
                                               27,000    Nestle SA Registered Shares                                     12,128,838
                                              325,000    Unilever NV (b)                                                 10,026,250
                                                                                                                       ------------
                                                                                                                         32,203,138
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                       250,000    Baxter International, Inc.                                      14,070,000
Supplies - 1.7%
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                        35,000    AmerisourceBergen Corp.                                          1,586,550
Services - 0.2%                                 4,935    PharMerica Corp. (a)                                                73,630
                                                                                                                       ------------
                                                                                                                          1,660,180
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%          250,000    McDonald's Corp.                                                13,617,500
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                     105,000    Sony Corp. (b)                                                   5,046,300
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.6%                     200,000    Kimberly-Clark Corp.                                            14,052,000
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                            160,000    Accenture Ltd. Class A                                           6,440,000
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.5%               100,000    3M Co.                                                           9,358,000
                                              360,000    General Electric Co.                                            14,904,000
                                              230,000    Textron, Inc.                                                   14,308,300
                                                                                                                       ------------
                                                                                                                         38,570,300
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry                                         Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.4%                              200,000    ACE Ltd.                                                      $ 12,114,000
                                              195,000    American International Group, Inc.                              13,191,750
                                              125,000    Prudential Financial, Inc.                                      12,197,500
                                              125,000    RenaissanceRe Holdings Ltd.                                      8,176,250
                                                                                                                       -------------
                                                                                                                         45,679,500
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.9%           270,000    Yahoo! Inc. (a)                                                  7,246,800
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                              180,000    Dover Corp.                                                      9,171,000
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.3%                                  270,000    CBS Corp. Class B                                                8,505,000
                                              325,000    Comcast Corp. Special Class A (a)                                7,787,000
                                               90,000    Walt Disney Co.                                                  3,095,100
                                                                                                                       ------------
                                                                                                                         19,387,100
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                        160,000    Alcoa, Inc.                                                      6,259,200
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.3%            130,000    Devon Energy Corp.                                              10,816,000
                                               70,000    EnCana Corp.                                                     4,329,500
                                               75,000    Exxon Mobil Corp.                                                6,942,000
                                              205,000    Murphy Oil Corp.                                                14,327,450
                                                                                                                       ------------
                                                                                                                         36,414,950
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.8%                 75,000    International Paper Co.                                          2,690,250
                                              145,000    MeadWestvaco Corp.                                               4,281,850
                                                                                                                       ------------
                                                                                                                          6,972,100
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.9%                        320,000    Bristol-Myers Squibb Co.                                         9,222,400
                                               30,000    GlaxoSmithKline Plc (b)                                          1,596,000
                                              125,000    Pfizer, Inc.                                                     3,053,750
                                              250,000    Schering-Plough Corp.                                            7,907,500
                                              260,000    Wyeth                                                           11,583,000
                                                                                                                       ------------
                                                                                                                         33,362,650
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                175,000    Applied Materials, Inc.                                          3,622,500
Equipment - 2.7%                              145,000    Intersil Corp. Class A                                           4,847,350
                                              500,000    Micron Technology, Inc. (a)                                      5,550,000
                                              235,000    Texas Instruments, Inc.                                          8,598,650
                                                                                                                       ------------
                                                                                                                         22,618,500
------------------------------------------------------------------------------------------------------------------------------------
Software - 1.8%                               125,000    Electronic Arts, Inc. (a)                                        6,998,750
                                              285,000    Microsoft Corp.                                                  8,396,100
                                                                                                                       ------------
                                                                                                                         15,394,850
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.3%                       160,000    Home Depot, Inc.                                                 5,190,400
                                              275,000    Limited Brands, Inc.                                             6,294,750
                                                                                                                       ------------
                                                                                                                         11,485,150
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.5%              70,000    Fannie Mae                                                       4,256,700
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks  (Cost - $439,026,130) - 67.5%             575,202,643
------------------------------------------------------------------------------------------------------------------------------------
                                                         Preferred Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    Capital Trusts
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                  USD   130,000    Lehman Brothers Holdings Capital Trust V, 5.857% (c)(h)            123,853
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                       335,000    BAC Capital Trust VI, 5.625% due 3/08/2035                         299,251
                                              375,000    USB Capital IX, 6.189% (c)(h)                                      375,249
                                              450,000    Wachovia Capital Trust III, 5.80% (c)(h)                           446,981
                                                                                                                       ------------
                                                                                                                          1,121,481
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%            340,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014          373,861
                                                         Total Capital Trusts  (Cost - $1,637,374) - 0.2%                 1,619,195
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry                                         Held    Preferred Stocks                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%              20,800    Fannie Mae Series O, 7%                                       $  1,084,200
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Stocks  (Cost - $1,157,000) - 0.1%               1,084,200
------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    Trust Preferreds
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                 USD   350,000    SunTrust Capital VIII, 6.10% due 12/15/2036 (c)                    317,503
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Trust Preferreds  (Cost - $344,337) - 0.0%                   317,503
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Securities  (Cost - $3,138,711) - 0.3%           3,020,898
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                         Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.0%                    375,000    Honeywell International, Inc., 5.70% due 3/15/2036                 353,881
                                               12,000    L-3 Communications Corp. Series B, 6.375% due 10/15/2015            11,790
                                                                                                                       ------------
                                                                                                                            365,671
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                               201,602    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012 (k)    193,790
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%                      165,000    Momentive Performance Materials, Inc., 10.125%
                                                         due 12/01/2014 (d)(i)                                              162,525
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                        350,000    The Bear Stearns Cos., Inc., 5.76% due 7/19/2010 (c)               343,815
                                              950,000    The Bear Stearns Cos., Inc., 6.95% due 8/10/2012                   990,486
                                              475,000    The Bear Stearns Cos., Inc., 6.40% due 10/02/2017                  472,890
                                            1,070,000    Credit Suisse Guernsey Ltd., 5.86% (c)(h)                        1,012,094
                                              415,000    Goldman Sachs Capital II, 5.793% (c)(h)                            392,693
                                            1,780,000    The Goldman Sachs Group, Inc., 5.25% due 10/15/2013              1,738,994
                                              740,000    Lehman Brothers Holdings, Inc., 6% due 7/19/2012                   751,471
                                              575,000    Lehman Brothers Holdings, Inc. Series I, 5.25% due 2/06/2012       563,096
                                              650,000    Lehman Brothers Holdings, Inc. Series MTN, 7% due 9/27/2027        665,526
                                            5,250,000    Morgan Stanley, 5.493% due 1/09/2012 (c)                         5,143,126
                                              470,000    Morgan Stanley, 6.25% due 8/28/2017                                479,963
                                                                                                                       ------------
                                                                                                                         12,554,154
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                       620,000    Barclays Bank Plc, 8.55% (c)(d)(h)                                 670,391
                                              435,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                460,822
                                            1,600,000    JPMorgan Chase Capital XXV, 6.80% due 10/01/2037                 1,602,437
                                              775,000    Royal Bank of Scotland Plc Series MTN, 7.64% (c)(h)                775,000
                                                                                                                       ------------
                                                                                                                          3,508,650
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%                545,000    International Business Machines Corp.,
                                                         5.70% due 9/14/2017                                                547,855
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                     1,575,000    HSBC Finance Corp., 6.50% due 11/15/2008                         1,596,480
                                              305,000    MBNA Corp., 4.625% due 9/15/2008                                   303,521
                                              475,000    SLM Corp., 5.40% due 10/25/2011                                    443,476
                                              825,000    SLM Corp., 5.125% due 8/27/2012                                    746,850
                                                                                                                       ------------
                                                                                                                          3,090,327
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.4%         590,000    Bank of America Corp., 4.875% due 9/15/2012                        577,403
                                              925,000    Bank of America Corp., 6% due 9/01/2017                            946,450
                                              990,000    Citigroup, Inc., 5.625% due 8/27/2012                            1,001,600
                                            1,050,000    Citigroup, Inc., 5.50% due 2/15/2017                             1,031,222
                                              185,000    Citigroup, Inc., 5.875% due 5/29/2037                              178,326
                                            2,740,000    General Electric Capital Corp., 5% due 11/15/2011                2,727,623
                                              970,000    General Electric Capital Corp., 6.15% due 8/07/2037                995,470

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                        USD 3,375,000    General Electric Capital Corp. Series A, 5% due 12/01/2010    $  3,382,482
                                            1,100,000    JPMorgan Chase Bank NA, 6% due 7/05/2017                         1,110,477
                                                                                                                       ------------
                                                                                                                         11,951,053
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication               1,200,000    AT&T, Inc., 6.50% due 9/01/2037                                  1,237,316
Services - 0.2%                               250,000    GTE Corp., 6.84% due 4/15/2018                                     266,637
                                              140,000    Qwest Communications International, Inc., 7.50% due 2/15/2014      141,750
                                              205,000    Telecom Italia Capital SA, 6% due 9/30/2034                        190,612
                                                                                                                       ------------
                                                                                                                          1,836,315
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.2%                     175,000    Jersey Central Power & Light Co., 6.40% due 5/15/2036              174,120
                                              335,000    Nevada Power Co., 6.65% due 4/01/2036                              332,543
                                              405,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008              401,154
                                              460,000    Sierra Pacific Power Co., 6% due 5/15/2016                         450,027
                                              423,000    Southern California Edison Co., 5.625% due 2/01/2036               395,056
                                                                                                                       ------------
                                                                                                                          1,752,900
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                          810,000    Kraft Foods, Inc., 6.50% due 8/11/2017                             836,690
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                       315,000    UnitedHealth Group, Inc., 5.80% due 3/15/2036                      292,701
Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%               450,000    Hutchison Whampoa International (03/33) Ltd.,
                                                         7.45% due 11/24/2033 (d)                                           505,947
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                              470,000    American International Group, Inc., 6.25% due 5/01/2036            476,895
                                              475,000    Chubb Corp., 6.375% due 3/29/2067 (c)                              472,198
                                              315,000    Lincoln National Corp., 7% due 5/17/2066 (c)                       324,632
                                              620,000    Metlife, Inc., 6.40% due 12/15/2066                                589,528
                                              235,000    Principal Life Global Funding I, 3.625% due 4/30/2008 (d)          232,028
                                              460,000    Progressive Corp., 6.70% due 6/15/2037 (c)                         446,285
                                              320,000    Reinsurance Group of America, 6.75% due 12/15/2065 (c)             303,036
                                              910,000    The Travelers Cos., Inc., 6.25% due 3/15/2067 (c)                  879,838
                                                                                                                       ------------
                                                                                                                          3,724,440
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.7%                                   60,000    CSC Holdings, Inc. Series B, 8.125% due 7/15/2009                   61,050
                                              505,000    Comcast Corp., 5.85% due 1/15/2010                                 513,043
                                              625,000    Comcast Corp., 6.50% due 1/15/2017                                 644,726
                                              460,000    Comcast Corp., 6.45% due 3/15/2037                                 454,126
                                              800,000    Comcast Corp., 6.95% due 8/15/2037                                 839,688
                                              365,000    Cox Communications, Inc., 7.125% due 10/01/2012                    386,836
                                              145,000    Idearc, Inc., 8% due 11/15/2016                                    144,637
                                              470,000    News America, Inc., 6.40% due 12/15/2035                           453,906
                                              830,000    News America, Inc., 6.75% due 1/09/2038                            869,041
                                              750,000    Time Warner Cable, Inc., 5.85% due 5/01/2017 (d)                   729,156
                                              910,000    Time Warner Cos., Inc., 9.125% due 1/15/2013                     1,043,239
                                                                                                                       ------------
                                                                                                                          6,139,448
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                        215,000    Freeport-McMoRan Copper & Gold, Inc., 8.25% due 4/01/2015          232,200
                                              430,000    Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017         469,775
                                                                                                                       ------------
                                                                                                                            701,975
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                        380,000    CMS Energy Corp., 6.55% due 7/17/2017                              368,524
                                              215,000    Xcel Energy, Inc., 6.50% due 7/01/2036                             213,919
                                                                                                                       ------------
                                                                                                                            582,443
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                     540,000    Xerox Corp., 6.40% due 3/15/2016                                   546,679
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.7%            915,000    Anadarko Petroleum Corp., 6.45% due 9/15/2036                      900,817
                                              295,000    Colonial Pipeline Co., 7.63% due 4/15/2032                         342,113
                                              460,000    Gazprom OAO, 7.288% due 8/16/2037 (d)                              489,210

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                        USD   500,000    Midamerican Energy Holdings Co., 5.95% due 5/15/2037          $    472,264
                                              325,000    Midamerican Energy Holdings Co., 6.50% due 9/15/2037 (d)           328,511
                                              215,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (d)                    215,662
                                              585,000    Northwest Pipeline Corp., 7% due 6/15/2016                         607,669
                                            1,750,000    Pemex Project Funding Master Trust, 6.994% due 6/15/2010
                                                         (c)(d)                                                           1,780,625
                                              345,000    Sabine Pass LNG LP, 7.50% due 11/30/2016                           339,825
                                               90,000    Tennessee Gas Pipeline Co., 7% due 10/15/2028                       91,610
                                              425,000    XTO Energy, Inc., 6.75% due 8/01/2037                              443,458
                                                                                                                       ------------
                                                                                                                          6,011,764
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                        450,000    Bristol-Myers Squibb Co., 5.875% due 11/15/2036                    429,198
                                               10,000    Eli Lilly & Co., 7.125% due 6/01/2025                               11,249
                                              450,000    Wyeth, 6% due 2/15/2036                                            432,793
                                                                                                                       ------------
                                                                                                                            873,240
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                 170,000    Developers Diversified Realty Corp., 6.625% due 1/15/2008
(REITs) - 0.0%                                                                                                              170,468
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                100,000    Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (i)            92,500
Equipment - 0.0%                               40,000    Freescale Semiconductor, Inc., 9.569% due 12/15/2014 (c)            37,700
                                                                                                                       ------------
                                                                                                                            130,200
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Corporate Bonds  (Cost - $56,780,300) - 6.6%              56,479,235
------------------------------------------------------------------------------------------------------------------------------------
                                                         Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                        USD   593,750    Argentina Bonos, 5.374% due 8/03/2012 (c)(k)                       534,166
                                        EUR 1,247,701    France Government Bond OAT, 3.75% due 4/25/2017                  1,183,806
                                        USD   157,000    Mexico Government International Bond, 6.375% due 1/16/2013         165,085
                                              265,000    Mexico Government International Bond, 5.875% due 1/15/2014         272,817
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Foreign Government Obligations
                                                         (Cost - $2,111,858) - 0.3%                                       2,155,874
------------------------------------------------------------------------------------------------------------------------------------
                                                         Asset-Backed Securities**
------------------------------------------------------------------------------------------------------------------------------------
                                              950,000    ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                         5.553% due 9/25/2035 (c)                                           737,133
                                            1,487,919    ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                         5.073% due 10/25/2035 (c)                                        1,482,521
                                            1,050,000    Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                         Class M1, 5.723% due 8/25/2033 (c)                               1,005,343
                                              562,266    Bear Stearns Asset Backed Securities Trust
                                                         Series 2005-4 Class A, 5.203% due 1/25/2036 (c)                    554,198
                                            2,238,443    Bear Stearns Asset Backed Securities Trust
                                                         Series 2005-HE10 Class A2, 5.163% due 8/25/2035 (c)              2,210,564
                                            1,000,000    Bear Stearns Asset Backed Securities Trust
                                                         Series 2005-SD1 Class 1A2, 5.173% due 7/25/2027 (c)                989,888
                                            1,637,804    Carrington Mortgage Loan Trust Series 2006-NC5 Class A1,
                                                         4.923% due 1/25/2037 (c)                                         1,625,748
                                            3,125,000    Citibank Credit Card Issuance Trust Series 2003-A8
                                                         Class A8, 3.50% due 8/16/2010                                    3,085,170
                                            1,580,000    Citibank Credit Card Issuance Trust Series 2003-A11
                                                         Class A11, 5.41% due 10/15/2009 (c)                              1,580,031
                                              750,000    Countrywide Asset Backed Certificates Series 2004-13
                                                         Class AF4, 4.583% due 1/25/2033 (c)                                734,574

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Asset-Backed Securities**                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                        USD   750,000    Countrywide Asset Backed Certificates Series 2004-13
                                                         Class MF1, 5.071% due 12/25/2034 (c)                          $    729,826
                                            1,883,642    Daimler Chrysler Auto Trust Series 2004-B
                                                         Class A4, 3.71% due 10/08/2009                                   1,873,344
                                            1,715,000    Discover Card Master Trust I Series 2003-2
                                                         Class A, 5.221% due 8/15/2010 (c)                                1,715,854
                                            1,350,000    Equifirst Mortgage Loan Trust Series 2004-2
                                                         Class M1, 5.423% due 7/25/2034 (c)                               1,324,754
                                              286,479    First Franklin Mortgage Loan Asset Backed
                                                         Certificates Series 2004-FF10 Class A2,
                                                         5.273% due 12/25/2032 (c)                                          283,865
                                            1,498,843    First Franklin Mortgage Loan Asset Backed
                                                         Certificates Series 2005-FF10 Class A6,
                                                         5.223% due 11/25/2035 (c)                                        1,413,402
                                              246,244    Home Equity Asset Trust Series 2005-1 Class A2,
                                                         5.153% due 5/25/2035 (c)                                           245,949
                                              108,645    Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                         5.123% due 8/25/2035 (c)                                           108,467
                                            2,350,000    Honda Auto Receivables Owner Trust Series 2006-3
                                                         Class A3, 5.12% due 10/15/2010                                   2,348,727
                                            1,699,667    Indymac Residential Asset Backed Trust
                                                         Series 2006-E Class 2A1, 4.933% due 4/25/2037 (c)                1,687,644
                                              362,369    Irwin Home Equity Series 2005-C Class 1A1,
                                                         5.133% due 4/25/2030 (c)                                           358,362
                                            1,476,422    Long Beach Mortgage Loan Trust Series 2006-11
                                                         Class 2A1, 4.933% due 12/25/2036 (c)                             1,464,778
                                              223,089    Morgan Stanley ABS Capital I Series 2005-HE1
                                                         Class A2MZ, 5.173% due 12/25/2034 (c)                              215,803
                                               37,404    Morgan Stanley ABS Capital I Series 2005-NC2
                                                         Class A1MZ, 5.123% due 3/25/2035 (c)                                37,353
                                               40,904    Morgan Stanley ABS Capital I Series 2005-NC2
                                                         Class A2MZ, 5.123% due 3/25/2035 (c)                                40,841
                                              746,340    Nationstar Home Equity Loan Trust Series 2006-B
                                                         Class AV1, 4.943% due 9/25/2036 (c)                                743,670
                                              349,371    New Century Home Equity Loan Trust Series 2005-2
                                                         Class A2MZ, 5.133% due 6/25/2035 (c)                               339,676
                                            2,000,000    Nissan Auto Receivables Owner Trust Series 2006-A
                                                         Class A4, 4.77% due 7/15/2011                                    1,983,000
                                              117,133    Park Place Securities, Inc. Series 2005-WCH1
                                                         Class A1B, 5.173% due 1/25/2035 (c)                                112,431
                                              100,722    Park Place Securities, Inc. Series 2005-WCH1
                                                         Class A3D, 5.213% due 1/25/2035 (c)                                 96,360
                                              400,000    Popular ABS Mortgage Pass-Through Trust
                                                         Series 2005-1 Class M2, 5.507% due 5/25/2035                       352,659
                                            1,291,255    RAAC Series 2005-SP2 Class 2A, 5.173% due 6/25/2044 (c)          1,259,440
                                               76,626    Residential Asset Mortgage Products, Inc.
                                                         Series 2004-RS11 Class A2, 5.143% due 12/25/2033 (c)                76,610
                                              502,583    Residential Asset Mortgage Products, Inc.
                                                         Series 2005-RS3 Class AI2, 5.043% due 3/25/2035 (c)                501,377

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    Asset-Backed Securities**                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                        USD 2,150,000    Soundview Home Equity Loan Trust Series 2005-OPT3 Class
                                                         A4, 5.173% due 11/25/2035 (c)                                 $  2,075,114
                                            1,500,000    Structured Asset Investment Loan Trust
                                                         Series 2003-BC6 Class M1, 5.623% due 7/25/2033 (c)               1,409,310
                                            1,500,000    Structured Asset Investment Loan Trust
                                                         Series 2003-BC7 Class M1, 5.623% due 7/25/2033 (c)               1,409,700
                                              550,000    Structured Asset Investment Loan Trust
                                                         Series 2004-8 Class M4, 5.873% due 9/25/2034 (c)                   431,145
                                              396,678    Structured Asset Securities Corp. Series 2004-23XS
                                                         Class 2A1, 5.413% due 1/25/2035 (c)                                393,062
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Asset-Backed Securities
                                                         (Cost - $40,015,639) - 4.6%                                     39,037,693
------------------------------------------------------------------------------------------------------------------------------------
                                                         Non-Government Agency Mortgage-Backed Securities**
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                     6,767,707    Bear Stearns Adjustable Rate Mortgage Trust
Obligations - 3.3%                                       Series 2005-4 Class 3A1, 5.372% due 8/25/2035 (c)                6,759,304
                                            1,294,735    Citicorp Mortgage Securities, Inc.
                                                         Series 2007-7 Class 1A1, 6% due 8/25/2037                        1,274,097
                                            1,800,000    Citimortgage Alternative Loan Trust Series
                                                         2007-A1, 6% due 11/30/2037                                       1,769,906
                                            1,095,174    Countrywide Home Loan Mortgage Pass-Through Trust Series
                                                         2007-16 Class A1, 6.50% due 10/25/2037                           1,104,174
                                              914,254    First Horizon Asset Securities, Inc. Series 2005-AR3 Class
                                                         3A1, 5.504% due 8/25/2035 (c)                                      915,437
                                              294,392    Impac Secured Assets CMN Owner Trust
                                                         Series 2004-3 Class 1A4, 5.273% due 11/25/2034 (c)                 294,641
                                            2,131,798    Structured Adjustable Rate Mortgage Loan Trust Series
                                                         2007-3 Class 2A1, 5.741% due 4/25/2037 (c)                       2,161,188
                                              208,644    Structured Asset Securities Corp. Series 2005-GEL2 Class A,
                                                         5.153% due 4/25/2035 (c)                                           200,922
                                              652,242    Structured Asset Securities Corp. Series 2005-OPT1 Class
                                                         A4M, 5.223% due 11/25/2035 (c)                                     622,636
                                            5,671,160    WaMu Mortgage Pass-Through Certificates
                                                         Series 2007-HY3 Class 1A1, 5.672% due 3/25/2037 (c)              5,659,804
                                            2,679,546    WaMu Mortgage Pass-Through Certificates
                                                         Series 2007-HY3 Class 4A1, 5.349% due 3/25/2037 (c)              2,660,565
                                            3,052,389    Wells Fargo Mortgage Backed Securities Trust
                                                         Series 2005-AR15 Class 2A1, 5.105% due 9/25/2035 (c)             3,003,611
                                            1,581,511    Wells Fargo Mortgage Backed Securities Trust Series 2007-11
                                                         Class A96, 6% due 8/25/2037                                      1,583,234
                                                                                                                       ------------
                                                                                                                         28,009,519
------------------------------------------------------------------------------------------------------------------------------------
Commercial                                  1,890,000    Banc of America Commercial Mortgage, Inc.
Mortgage-Backed                                          Series 2003-2 Class A3, 4.873% due 3/11/2041 (c)                 1,867,214
Securities - 6.0%                           1,700,000    Banc of America Commercial Mortgage, Inc.
                                                         Series 2007-2 Class A4, 5.688% due 4/10/2049 (c)                 1,715,160
                                            1,035,018    CS First Boston Mortgage Securities Corp.
                                                         Series 2002-CP5 Class A1, 4.106% due 12/15/2035                  1,010,678
                                            2,121,316    Capco America Securitization Corp. Series 1998-D7
                                                         Class A1B, 6.26% due 10/15/2030                                  2,136,667
                                            1,618,671    Chase Commercial Mortgage Securities Corp. Series 1999-2
                                                         Class A2, 7.198% due 1/15/2032                                   1,679,585
                                              575,000    Citigroup Commercial Mortgage Trust Series 2007-C6
                                                         Class A4, 5.889% due 6/10/2017 (c)                                 581,288

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    Non-Government Agency Mortgage-Backed Securities**                Value
------------------------------------------------------------------------------------------------------------------------------------
                                        USD   675,000    Citigroup Commercial Mortgage Trust Series 2007-C6
                                                         Class AM, 5.70% due 6/10/2017 (c)                             $    671,385
                                            1,866,000    First Union National Bank Commercial Mortgage
                                                         Series 1999-C4 Class D, 7.936% due 12/15/2031                    1,974,354
                                            1,968,763    GMAC Commercial Mortgage Securities, Inc.
                                                         Series 1998-C2 Class A2, 6.42% due 5/15/2035                     1,980,174
                                            5,500,000    GMAC Commercial Mortgage Securities, Inc.
                                                         Series 2004-C3 Class AAB, 4.702% due 12/10/2041                  5,352,122
                                            1,700,000    GS Mortgage Securities Corp. II Series 2006-GG6
                                                         Class A2, 5.506% due 4/10/2038 (c)                               1,718,570
                                            1,350,000    Greenwich Capital Commercial Funding Corp.
                                                         Series 2004-GG1 Class A4, 4.755% due 6/10/2036                   1,342,941
                                            1,840,000    Greenwich Capital Commercial Funding Corp.
                                                         Series 2004-GG1 Class A5, 4.883% due 6/10/2036                   1,829,123
                                            1,845,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2001-CIB2 Class A3, 6.429% due 4/15/2035                  1,925,360
                                            1,550,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2006-CB17 Class A4, 5.429% due 12/12/2043                 1,535,340
                                            1,565,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2007-CB20 Class A4, 5.794% due 2/12/2051 (c)              1,580,400
                                              650,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2007-LD1 Class A2, 5.804% due 6/15/2049 (c)                 662,696
                                              530,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2007-LD12 Class A2, 5.827% due 8/15/2012                    539,192
                                            1,774,412    LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                         Class A2, 7.95% due 5/15/2025 (c)                                1,874,566
                                            1,510,000    LB-UBS Commercial Mortgage Trust Series 2003-C8
                                                         Class A4, 5.124% due 11/15/2032 (c)                              1,492,319
                                            1,940,908    LB-UBS Commercial Mortgage Trust Series 2004-C7
                                                         Class A1A, 4.475% due 10/15/2029                                 1,884,931
                                            1,400,000    LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                         Class A5, 4.739% due 7/15/2030 (c)                               1,336,010
                                            1,225,000    LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                         Class A3, 5.43% due 2/15/2040                                    1,208,699
                                            1,675,000    LB-UBS Commercial Mortgage Trust Series 2007-C6
                                                         Class A4, 5.858% due 7/15/2040 (c)                               1,703,235
                                              740,000    Morgan Stanley Capital I Series 2006-IQ12
                                                         Class A4, 5.332% due 12/15/2043                                    727,729
                                              235,000    Morgan Stanley Capital I Series 2007-HQ12
                                                         Class A2, 5.812% due 6/12/2012 (c)                                 238,050
                                            1,775,000    Morgan Stanley Capital I Series 2007-T27
                                                         Class A4, 5.651% due 6/11/2042 (c)                               1,790,274
                                            3,510,000    Mortgage Capital Funding, Inc. Series 1998-MC1
                                                         Class E, 7.06% due 3/18/2030 (c)                                 3,515,095
                                            1,870,000    Mortgage Capital Funding, Inc. Series 1998-MC2
                                                         Class B, 6.549% due 6/18/2030                                    1,874,731

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    Non-Government Agency Mortgage-Backed Securities**                Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD  1,675,000    Wachovia Bank Commercial Mortgage Trust
                                                         Series 2005-C20 Class A6A, 5.11% due 7/15/2042 (c)            $  1,657,901
                                            2,025,000    Wachovia Bank Commercial Mortgage Trust
                                                         Series 2006-C29 Class A4, 5.308% due 11/15/2048                  1,985,305
                                                                                                                       ------------
                                                                                                                         51,391,094
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Non-Government Agency Mortgage-Backed
                                                         Securities (Cost - $79,258,702) - 9.3%                          79,400,613
------------------------------------------------------------------------------------------------------------------------------------
                                                         U.S. Government Agency Mortgage-Backed Securities**
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fannie Mae Guaranteed Pass-Through Certificates:
                                              851,550      4.00% due 8/01/2020 - 11/01/2020                                 800,339
                                            6,664,461      4.50% due 9/01/2020 - 10/15/2022 (e)                           6,417,760
                                           29,227,441      5.00% due 4/01/2020 - 10/15/2037 (e)                          28,216,834
                                           41,840,389      5.50% due 10/15/2022 - 10/15/2037 (e)                         41,349,058
                                           53,193,873      6.00% due 12/01/2008 - 10/15/2037 (e)                         53,315,416
                                           46,738,325      6.50% due 8/01/2032 - 10/15/2037 (e)                          47,591,945
                                                         Freddie Mac Mortgage Participation Certificates:
                                            4,129,927      5.00% due 10/15/2022 - 10/01/2036 (e)                          3,974,157
                                           25,119,973      5.50% due 12/01/2013 - 10/15/2037 (e)                         24,750,951
                                           52,563,373      6.00% due 1/01/2034 - 11/15/2037 (e)                          52,605,087
                                              336,938      7.00% due 7/01/2031 - 6/01/2032                                  349,754
                                                         Ginnie Mae MBS Certificates:
                                            9,000,000      5.50% due 10/21/2037 (e)                                       8,862,187
                                           16,800,000      6.00% due 10/15/2037 - 10/21/2037 (e)                         16,871,675
                                           19,800,000      6.50% due 10/15/2037 - 10/18/2037 (e)                         20,209,688
                                               18,460      7.50% due 3/15/2032 (e)                                           19,370
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government Agency Mortgage-Backed
                                                         Securities (Cost - $306,018,154) - 35.8%                       305,334,221
------------------------------------------------------------------------------------------------------------------------------------
                                                         U.S. Government Mortgage-Backed Securities**-
                                                         Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                            3,136,320    Fannie Mae Trust Series 378 Class 5, 5% due 7/01/2036 (j)          772,684
                                            1,810,000    Fannie Mae Trust Series 2003-87 Class TJ,
                                                         4.50% due 9/25/2018                                              1,716,457
                                            3,115,270    Fannie Mae Trust Series 2005-69 Class LE,
                                                         5.50% due 11/25/2033                                             3,121,942
                                              859,445    Fannie Mae Trust Series 2006-65 Class TA,
                                                         5.50% due 1/25/2030                                                863,418
                                              888,136    Freddie Mac Multiclass Certificates Series 3068
                                                         Class VA, 5.50% due 10/15/2016                                     890,840
                                            2,531,810    Freddie Mac Multiclass Certificates Series 3087
                                                         Class VA, 5.50% due 3/15/2015                                    2,546,206
                                            1,516,218    Freddie Mac Multiclass Certificates Series 3137
                                                         Class XP, 6% due 4/15/2036                                       1,550,905
                                            1,207,587    Freddie Mac Multiclass Certificates Series 3162
                                                         Class OA, 6% due 10/15/2026                                      1,222,640
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government Mortgage-Backed Securities-
                                                         Collateralized Mortgage Obligations
                                                         (Cost - $12,574,269) - 1.5%                                     12,685,092
------------------------------------------------------------------------------------------------------------------------------------
                                                         U.S. Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                            2,220,000    Fannie Mae, 7.125% due 1/15/2030                                 2,752,689
                                            1,663,897    U.S. Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009      1,697,955

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    U.S. Government & Agency Obligations                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD  1,445,783    U.S. Treasury Inflation Indexed Bonds,
                                                         3.50% due 1/15/2011 (l)                                     $    1,508,923
                                            3,545,458    U.S. Treasury Inflation Indexed Bonds,
                                                         1.625% due 1/15/2015                                             3,393,113
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government & Agency Obligations
                                                         (Cost - $9,107,857) - 1.1%                                       9,352,680
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Fixed Income Securities
                                                         (Cost - $505,866,778) - 59.2%                                  504,445,408
------------------------------------------------------------------------------------------------------------------------------------
                                           Beneficial
                                             Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                       USD 12,067,412    BlackRock Liquidity Series, LLC
                                                         Cash Sweep Series, 5.22% (f)(g)                                 12,067,412
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost - $12,067,412) - 1.4%                                     12,067,412
------------------------------------------------------------------------------------------------------------------------------------
                                            Number of
                                           Contracts+    Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                              8    Receive a fixed rate of 5.78% and pay a floating rate
                                                         based on 3-month LIBOR, expiring August 2010,
                                                         broker Deutsche Bank AG (m)                                        293,841
                                                    5    Receive a fixed rate of 5.86% and pay a floating rate
                                                         based on 3-month LIBOR, expiring August 2011,
                                                         broker JPMorgan Chase (m)                                          297,071
                                                                                                                     --------------
                                                                                                                            590,912
------------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                               8    Pay a fixed rate of 5.78% and receive a floating rate
                                                         based 3-month LIBOR, expiring August 2010,
                                                         broker Deutsche Bank AG (m)                                        431,552
                                                    5    Pay a fixed rate of 5.86% and receive a floating rate
                                                         based 3-month LIBOR, expiring August 2011,
                                                         broker JPMorgan Chase  (m)                                         220,572
                                                                                                                     --------------
                                                                                                                            652,124
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Options Purchased
                                                         (Premiums Paid - $1,178,382) - 0.2%                              1,243,036
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments Before TBA Sale
                                                         Commitments (Cost - $961,277,413) - 128.6%                   1,095,979,397
------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    TBA Sale Commitments
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fannie Mae Guaranteed Pass-Through Certificates:
                                       USD  1,000,000      4.50% due 9/01/2020 - 10/15/2022                                (963,095)
                                           14,200,000      5.00% due 4/01/2020 - 10/15/2037                             (13,577,384)
                                           29,500,000      5.50% due 9/01/2020 - 10/15/2024                             (29,256,484)
                                           49,200,000      6.00% due 10/15/2022 - 10/15/2037                            (49,298,638)
                                           25,000,000      6.50% due 8/01/2032 - 10/15/2037                             (25,459,750)
                                           23,100,000    Freddie Mac Mortgage Participation Certificates,
                                                         5.50% due 1/01/2034 - 11/15/2037                               (22,745,220)
                                            2,100,000    Ginnie Mae MBS Certificates, 6.00% due 10/15/2037 -10/21/2037   (2,113,614)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total TBA Sale Commitments
                                                         (Premium Received - $142,838,729) - (16.8%)                   (143,414,185)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments, Net of TBA Sale Commitments
                                                         (Cost - $818,438,684*)  - 111.8%                               952,565,212
                                                         Liabilities in Excess of Other Assets - (11.8%)               (100,620,025)
                                                                                                                     --------------
                                                         Net Assets - 100.0%                                         $  851,945,187
                                                                                                                     ==============

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  * The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $825,124,063
                                                                   ============
      Gross unrealized appreciation                                $143,980,777
      Gross unrealized depreciation                                 (16,539,628)
                                                                   ------------
      Net unrealized appreciation                                  $127,441,149
                                                                   ============

 ** Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

  +   One contract represents a notional amount of $1,000,000.

(a)   Non-income producing security.

(b)   Depositary receipts.

(c)   Floating rate security.

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(e) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

(f)   Represents the current yield as of September 30, 2007.

(g) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                           $(40,970,988)       $596,595
      BlackRock Liquidity Series, LLC
        Money Market Series                         $ (5,099,600)       $  2,744
      --------------------------------------------------------------------------

(h)   The security is a perpetual bond and has no stated maturity date.

(i) Represents a pay-in-kind security, which may pay interest/dividends in additional face/shares.

(j) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(k)   Subject to principal paydowns.

(l) All or a portion of security held as collateral in connection with open financial futures contracts.

(m) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assts.

  o Forward foreign exchange contracts purchased as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                                Settlement    Unrealized
      Purchased                                          Date      Appreciation
      --------------------------------------------------------------------------
      JPY    941,339,210                             October 2007    $274,213
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $7,938,520)         $274,213
                                                                     ========

  o Forward foreign exchange contracts sold as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                                Settlement   Appreciation
      Sold                                               Date     (Depreciation)
      --------------------------------------------------------------------------
      EUR        697,500                             October 2007    $(31,389)
      JPY    338,385,000                             October 2007      64,286
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $3,980,243)         $ 32,897
                                                                     ========

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o Financial futures contracts purchased as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------
                                                                              Unrealized
      Number of                              Expiration          Face        Appreciation
      Contracts           Issue                 Date            Value       (Depreciation)
      ------------------------------------------------------------------------------------
         16            2-Year U.S.          December 2007    $ 3,306,999       $  5,751
                      Treasury Bond
         53            5-Year U.S.          December 2007    $ 5,668,871          3,786
                      Treasury Bond
         43          EuroBob Futures        December 2007    $ 6,604,423         (1,962)
         27         EuroBond Futures        December 2007    $ 4,367,095        (28,861)
      ------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                      $(21,286)
                                                                               ========

  o   Financial futures contracts sold as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------
                                                                              Unrealized
      Number of                              Expiration          Face        Appreciation
      Contracts           Issue                 Date            Value       (Depreciation)
      ------------------------------------------------------------------------------------
          54          10-Year U.S.          December 2007    $ 5,890,393       $(10,795)
                      Treasury Bond
         111          30-Year U.S.          December 2007    $12,403,388         44,232
                      Treasury Bond
      ------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                      $ 33,437
                                                                               ========

  o   Swap contracts outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                        Notional   Appreciation
                                                         Amount   (Depreciation)
      --------------------------------------------------------------------------
      Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS AAA 8.5+ Index and receive a floating rate based on the spread plus .20%

      Broker, Credit Suisse First Boston
      Expires October 2007                        USD  14,000,000           --

      Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Index and pay a floating rate based on 1.106%

      Broker, Deutsche Bank AG London
      Expires January 2008                        USD   3,270,000           --

      Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Investment Grade
      Index and pay 1.328%

      Broker, Citibank, N.A.
      Expires January 2008                        USD   3,275,000           --

      Receive a fixed rate of 3.401% and pay
      3.875% on Treasury Inflation Protected
      Securities (TIPS) adjusted principal

      Broker, JPMorgan Chase
      Expires January 2009                        USD   1,694,000    $ (21,249)

      Pay a fixed rate of 5.0675% and receive
      a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires April 2009                          USD   8,200,000     (141,380)

      Receive a fixed rate of 5.2725% and pay
      a floating rate based on 3-month LIBOR

      Broker, Citibank, N.A.
      Expires October 2009                        USD   8,100,000       97,225

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o   Swap contracts outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                        Notional   Appreciation
                                                         Amount   (Depreciation)
      --------------------------------------------------------------------------
      Receive a fixed rate of 4.492% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires August 2010                         SEK  41,500,000    $  14,907

      Pay a fixed rate of 4.981% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires August 2010                         USD   6,223,000      (39,032)

      Receive a fixed rate of 5.215% and pay a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Financing
      Expires October 2010                        USD  12,000,000      329,749

      Bought credit default protection on Sara
      Lee Corp. and pay 0.57%

      Broker, Lehman Brothers Special Financing
      Expires December 2010                       USD     670,000       (8,292)

      Bought credit default protection on
      RadioShack Corp. and pay 1.16%

      Broker, UBS Warburg
      Expires December 2010                       USD     665,000       (3,376)

      Bought credit default protection on
      Limited Brands, Inc. and pay 1.065%

      Broker, UBS Warburg
      Expires December 2010                       USD     665,000      (10,464)

      Receive a fixed rate of 4.17% and pay
      3.50% on Treasury Inflation Protected
      Securities (TIPS) adjusted principal

      Broker, Morgan Stanley Capital Services Inc.
      Expires January 2011                        USD   1,450,000      (70,772)

      Bought credit default protection on Sara
      Lee Corp. and pay 0.604%

      Broker, JPMorgan Chase
      Expires March 2011                          USD     700,000       (9,493)

      Bought credit default protection on
      Limited Brands, Inc. and pay 0.73%

      Broker, Lehman Brothers Special Financing
      Expires March 2011                          USD     700,000       (2,661)

      Bought credit default protection on
      Computer Sciences Corp. and pay 0.88%

      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2011                           USD     695,000      (15,521)

      Receive a fixed rate of 5.035% and pay a floating rate based on 3-month LIBOR

      Broker, Morgan Stanley Capital Services Inc.
      Expires November 2011                       USD   6,900,000      145,621

      Receive a fixed rate of 4.897% and pay a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires December 2011                       USD  12,300,000      186,485

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o   Swap contracts outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                        Notional   Appreciation
                                                         Amount   (Depreciation)
      --------------------------------------------------------------------------
      Pay a fixed rate of 5.21% and receive a
      floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires February 2012                       USD  17,000,000    $(241,256)

      Sold credit default protection on Colombia
      (Republic of) and receive 1.31%

      Broker, Deutsche Bank AG London
      Expires August 2012                         USD     670,000        5,014

      Sold credit default protection on
      Deutsche Stanley and receive 0.95%

      Broker, Deutsche Bank AG London
      Expires September 2012                      USD     255,000        1,233

      Sold credit default protection on Lehman
      Brothers Holdings, Inc. and receive
      1.23%

      Broker, Deutsche Bank AG London
      Expires September 2012                      USD     360,000        6,131

      Sold credit default protection on Lehman
      Brothers Holdings, Inc. and receive
      1.12%

      Broker, Deutsche Bank AG London
      Expires September 2012                      USD     650,000        7,955

      Bought credit default protection on
      Eastman Chemical Co. and pay 0.68%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2013                      USD     690,000      (10,229)

      Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires November 2016                       USD   1,600,000        7,252

      Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires January 2017                        USD     700,000       (2,678)

      Receive a fixed rate of 5.16% and pay a
      floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires February 2017                       USD   2,600,000      (37,787)

      Receive a fixed rate of 5.526% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank, N.A.
      Expires June 2017                           USD   2,200,000       83,966

      Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires June 2017                           USD   5,000,000     (201,346)

      Pay a fixed rate of 5.722% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank, N.A.
      Expires July 2017                           USD   4,400,000     (181,764)

BlackRock Series Fund, Inc. - BlackRock Balanced Capital Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o   Swap contracts outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                        Notional   Appreciation
                                                         Amount   (Depreciation)
      --------------------------------------------------------------------------
      Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month
      LIBOR

      Broker, Citibank, N.A.
      Expires July 2017                           USD   4,900,000    $(172,589)

      Pay a fixed rate of 5.775% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2017                           USD   9,300,000     (426,749)

      Receive a fixed rate of 5.324% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank, N.A.
      Expires August 2017                         USD   8,700,000       81,127

      Receive a fixed rate of 5.409% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires April 2027                          USD   1,000,000       12,179
      --------------------------------------------------------------------------
      Total                                                          $(617,793)
                                                                     =========

  o   Currency Abbreviations:
      EUR   Euro
      JPY   Japanese Yen
      SEK   Swedish Krona
      USD   U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount                    Asset-Backed Securities +                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD               ACE Securities Corp. Series 2003-OP1 Class A2, 5.491%
                                               22,599    due 12/25/2033 (b)                                            $     22,383
                                              450,000    ACE Securities Corp. Series 2005-ASP1 Class M1, 5.553%
                                                         due 9/25/2035 (b)                                                  349,168
                                              684,443    ACE Securities Corp. Series 2005-HE6 Class A2B, 5.073%
                                                         due 10/25/2035 (b)                                                 681,960
                                              665,138    ACE Securities Corp. Series 2006-NC3 Class A2A, 4.923%
                                                         due 12/25/2036 (b)                                                 660,446
                                              630,674    Aegis Asset Backed Securities Trust Series 2006-1
                                                         Class A1, 4.936% due 1/25/2037 (b)                                 627,359
                                              450,000    Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                         Class M1, 5.723% due 8/25/2033 (b)                                 430,862
                                              350,000    Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                                         Class M2, 5.453% due 2/25/2034 (b)                                 336,081
                                              578,450    Asset Backed Funding Certificates Series 2006-OPT3
                                                         Class A3A, 4.933% due 11/25/2036 (b)                               575,137
                                            1,100,000    Bank One Issuance Trust Series 2004-A1 Class A1, 3.45%
                                                         due 10/17/2011                                                   1,079,983
                                              246,849    Bear Stearns Asset Backed Securities Trust Series 2005-4
                                                         Class A, 5.203% due 1/25/2036 (b)                                  243,306
                                            1,009,494    Bear Stearns Asset Backed Securities Trust Series 2005-HE10
                                                         Class A2, 5.163% due 8/25/2035 (b)                                 996,921
                                              450,000    Bear Stearns Asset Backed Securities Trust Series 2005-SD1
                                                         Class 1A2, 5.173% due 7/25/2027 (b)                                445,450
                                              625,550    Bear Stearns Asset Backed Securities Trust Series 2006-HE8
                                                         Class 1A1, 4.943% due 10/25/2036 (b)                               621,228
                                              662,091    Carrington Mortgage Loan Trust Series 2006-NC5
                                                         Class A1, 4.923% due 1/25/2037 (b)                                 657,217
                                               67,765    Carrington Mortgage Loan Trust Series 2006-Opt1
                                                         Class A1, 4.938% due 2/25/2036 (b)                                  67,748
                                              801,424    Carrington Mortgage Loan Trust Series 2007-RFC1
                                                         Class A1, 4.923% due 12/25/2036 (b)                                796,255
                                            1,250,000    Citibank Credit Card Issuance Trust Series 2003-A8
                                                         Class A8, 3.50% due 8/16/2010                                    1,234,068
                                            1,390,000    Citibank Credit Card Issuance Trust Series 2003-A11
                                                         Class A11, 5.41% due 10/15/2009 (b)                              1,390,028
                                              100,156    Countrywide Asset Backed Certificates Series 2003-2
                                                         Class M1, 5.556% due 6/26/2033 (b)                                  80,125
                                               36,710    Countrywide Asset Backed Certificates Series 2003-BC3
                                                         Class A2, 5.493% due 9/25/2033 (b)                                  36,376
                                               82,280    Countrywide Asset Backed Certificates Series 2004-5
                                                         Class A, 5.323% due 10/25/2034 (b)                                  77,513
                                              400,000    Countrywide Asset Backed Certificates Series 2004-5
                                                         Class M2, 5.543% due 7/25/2034 (b)                                 359,652
                                              550,000    Countrywide Asset Backed Certificates Series 2004-13
                                                         Class AF4, 4.583% due 1/25/2033 (b)                                538,687
                                              550,000    Countrywide Asset Backed Certificates Series 2004-13
                                                         Class MF1, 5.071% due 12/25/2034 (b)                               535,205
                                              754,568    Countrywide Asset Backed Certificates Series 2006-20
                                                         Class 2A1, 4.923% due 4/25/2037 (b)                                749,365
                                              586,482    Countrywide Asset Backed Certificates Series 2006-22
                                                         Class 2A1, 4.923% due 5/25/2037 (b)                                581,380

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount                    Asset-Backed Securities +                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD  1,091,981    Daimler Chrysler Auto Trust Series 2006-B
                                                         Class A3, 5.33% due 8/08/2010                                 $  1,093,015
                                              900,000    Daimler Chrysler Auto Trust Series 2006-D
                                                         Class A3, 4.98% due 2/08/2011                                      898,405
                                              600,000    Equifirst Mortgage Loan Trust Series 2004-2
                                                         Class M1, 5.423% due 7/25/2034 (b)                                 588,780
                                               51,477    First Franklin Mortgage Loan Asset Backed Certificates
                                                         Series 2004-FF10 Class A2, 5.273% due 12/25/2032 (b)                51,007
                                              675,949    First Franklin Mortgage Loan Asset Backed Certificates
                                                         Series 2005-FF10 Class A6, 5.223% due 11/25/2035 (b)               637,416
                                              925,000    Ford Credit Auto Owner Trust Series 2005-A
                                                         Class A4, 3.72% due 10/15/2009                                     917,612
                                            1,100,000    Ford Credit Auto Owner Trust Series 2006-C
                                                         Class A3, 5.16% due 11/15/2010                                   1,100,878
                                              420,853    Fremont Home Loan Trust Series 2005-E Class 2A2,
                                                         5.043% due 1/25/2036 (b)                                           419,684
                                               79,150    Home Equity Asset Trust Series 2005-1 Class A2,
                                                         5.153% due 5/25/2035 (b)                                            79,055
                                               45,965    Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                         5.123% due 8/25/2035 (b)                                            45,890
                                              950,000    Honda Auto Receivables Owner Trust Series 2006-3
                                                         Class A3, 5.12% due 10/15/2010                                     949,485
                                              690,490    Indymac Residential Asset Backed Trust Series 2006-E
                                                         Class 2A1, 4.933% due 4/25/2037 (b)                                685,606
                                              159,868    Irwin Home Equity Series 2005-C Class 1A1,
                                                         5.133% due 4/25/2030 (b)                                           158,101
                                              459,445    JPMorgan Mortgage Acquisition Corp. Series 2006-HE3
                                                         Class A2, 4.943% due 11/25/2036 (b)                                456,981
                                              590,569    Long Beach Mortgage Loan Trust Series 2006-11
                                                         Class 2A1, 4.933% due 12/25/2036 (b)                               585,911
                                               98,744    Morgan Stanley ABS Capital I Series 2005-HE1
                                                         Class A2MZ, 5.173% due 12/25/2034 (b)                               95,519
                                               16,832    Morgan Stanley ABS Capital I Series 2005-NC2
                                                         Class A1MZ, 5.123% due 3/25/2035 (b)                                16,809
                                               18,406    Morgan Stanley ABS Capital I Series 2005-NC2
                                                         Class A2MZ, 5.123% due 3/25/2035 (b)                                18,378
                                              550,772    Morgan Stanley ABS Capital I Series 2006-HE8
                                                         Class A2A, 4.923% due 10/25/2036 (b)                               547,537
                                              302,315    Nationstar Home Equity Loan Trust Series 2006-B
                                                         Class AV1, 4.943% due 9/25/2036 (b)                                301,233
                                              155,276    New Century Home Equity Loan Trust Series 2005-2
                                                         Class A2MZ, 5.133% due 6/25/2035 (b)                               150,967
                                              120,069    Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                                         5.193% due 7/25/2033 (b)                                           118,914
                                              850,000    PECO Energy Transition Trust Series 2000-A Class A3,
                                                         7.625% due 3/01/2010                                               882,199
                                               52,059    Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                                         5.173% due 1/25/2035 (b)                                            49,969
                                               43,792    Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
\                                                        5.213% due 1/25/2035 (b)                                            41,896
                                              200,000    Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                                         Class M2, 5.507% due 5/25/2035 (b)                                 176,330
                                              582,331    RAAC Series 2005-SP2 Class 2A, 5.173% due 6/25/2044 (b)            567,983

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount                    Asset-Backed Securities +                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD     32,264    Residential Asset Mortgage Products, Inc.
                                                         Series 2004-RS11 Class A2, 5.143% due 12/25/2033 (b)          $     32,257
                                              223,370    Residential Asset Mortgage Products, Inc.
                                                         Series 2005-RS3 Class AI2, 5.043% due 3/25/2035 (b)                222,834
                                              517,088    Residential Asset Mortgage Products, Inc.
                                                         Series 2006-EFC2 Class A1, 4.933% due 12/25/2036 (b)               514,611
                                               92,644    Residential Asset Securities Corp. Series 2003-KS5
                                                         Class AIIB, 5.453% due 7/25/2033 (b)                                91,712
                                              648,275    SLM Student Loan Trust Series 2002-1 Class A2, 5.194%
                                                         due 4/25/2017 (b)                                                  649,753
                                              950,000    Soundview Home Equity Loan Trust Series 2005-OPT3
                                                         Class A4, 5.173% due 11/25/2035 (b)                                916,911
                                              650,000    Structured Asset Investment Loan Trust Series 2003-BC6
                                                         Class M1, 5.623% due 7/25/2033 (b)                                 610,701
                                              600,000    Structured Asset Investment Loan Trust Series 2003-BC7
                                                         Class M1, 5.623% due 7/25/2033 (b)                                 563,880
                                              250,000    Structured Asset Investment Loan Trust Series 2004-8
                                                         Class M4, 5.873% due 9/25/2034 (b)                                 195,975
                                              178,505    Structured Asset Securities Corp. Series 2004-23XS
                                                         Class 2A1, 5.413% due 1/25/2035 (b)                                176,878
                                              761,004    Structured Asset Securities Corp. Series 2006-BC3
                                                         Class A2, 4.923% due 10/25/2036 (b)                                753,252
                                              825,000    USAA Auto Owner Trust Series 2006-4 Class A3,
                                                         5.01% due 6/15/2011                                                824,341
                                              775,000    USAA Auto Owner Trust Series 2006-4 Class A4,
                                                         4.98% due 10/15/2012                                               771,851
                                              503,666    Wachovia Auto Owner Trust Series 2005-B Class A3,
                                                         4.79% due 4/20/2010                                                502,571
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Asset-Backed Securities
                                                         (Cost - $33,209,543) - 28.9%                                    32,636,990
------------------------------------------------------------------------------------------------------------------------------------
                                                                   U.S. Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                            1,070,000    Fannie Mae, 7.125% due 1/15/2030                                 1,326,747
                                                         U.S. Treasury Inflation Indexed Bonds:
                                              748,013        3.50% due 1/15/2011                                            780,693
                                            1,527,246        1.625% due 1/15/2015                                         1,461,649
                                              578,435        2.375% due 1/15/2027                                           585,937
                                                         U.S. Treasury Notes:
                                            1,475,000        4.125% due 8/31/2012                                         1,469,009
                                            6,175,000        4.75% due 8/15/2017                                          6,257,980
                                               80,000        4.75% due 2/15/2037                                             78,894
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government & Agency Obligations
                                                         (Cost - $11,741,394) - 10.6%                                    11,960,909
------------------------------------------------------------------------------------------------------------------------------------
                                                                  U.S. Government Agency Mortgage-Backed
                                                             Securities+ - Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fannie Mae Trust:
                                            1,207,808        Series 360 Class 2, 5% due 8/01/2035 (e)                       318,031
                                            1,279,146        Series 378 Class 4, 5% due 7/01/2036 (e)                       317,590
                                              771,083        Series 2003-9 Class DA, 4.50% due 12/25/2016                   760,563
                                              730,000        Series 2003-87 Class TJ, 4.50% due 9/25/2018                   692,273
                                              579,177        Series 2004-25 Class PA, 5.50% due 10/25/2030                  579,645
                                              638,587        Series 2005-57 Class PA, 5.50% due 5/25/2027                   640,478
                                            1,268,493        Series 2005-69 Class LE, 5.50% due 11/25/2033                1,271,210
                                                         Freddie Mac Multiclass Certificates:
                                              990,717        Series 3020 Class MA, 5.50% due 4/15/2027                      995,750

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face             U.S. Government Agency Mortgage-Backed
                                               Amount        Securities+ - Collateralized Mortgage Obligations            Value
------------------------------------------------------------------------------------------------------------------------------------
                                                         Freddie Mac Multiclass Certificates:
                                       USD    633,583        Series 3067 Class PG, 5.50% due 6/15/2025                 $    636,380
                                              356,996        Series 3068 Class VA, 5.50% due 10/15/2016                     358,083
                                            1,024,578        Series 3087 Class VA, 5.50% due 3/15/2015                    1,030,404
                                              613,707        Series 3137 Class XP, 6% due 4/15/2036                         627,747
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government Agency Mortgage-Backed
                                                         Securities - Collateralized Mortgage Obligations
                                                         (Cost - $8,161,793) - 7.3%                                       8,228,154
------------------------------------------------------------------------------------------------------------------------------------
                                                            U.S. Government Agency Mortgage-Backed Securities+
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fannie Mae Guaranteed Pass-Through Certificates:
                                              960,521        4.00% due 10/01/2020 - 4/01/2021                               902,758
                                            1,500,000        4.50% due 10/15/2022 (d)                                     1,444,218
                                            7,000,000        5.00% due 10/15/2022 - 10/15/2037 (d)                        6,807,500
                                            9,900,000        5.50% due 10/15/2022 - 10/15/2037 (d)                        9,831,750
                                           19,201,239        6.00% due 2/01/2017 - 10/15/2037 (d)                        19,243,480
                                            7,723,187        6.50% due 8/01/2032 - 10/15/2037 (d)                         7,865,028
                                               58,984        7.00% due 2/01/2016                                             60,995
                                                         Freddie Mac Mortgage Participation Certificates:
                                            1,728,322        5.00% due 12/01/2035                                         1,651,354
                                            4,164,665        5.50% due 2/01/2035 - 10/15/2037 (d)                         4,072,885
                                           26,153,492        6.00% due 6/01/2035 - 11/15/2037 (d)                        26,170,676
                                              179,890        7.00% due 1/01/2032 - 9/01/2032                                186,750
                                                         Ginnie Mae MBS Certificates:
                                           11,000,000        5.50% due 10/21/2037 (d)                                    10,831,563
                                            2,800,000        6.00% due 10/15/2037 - 10/21/2037 (d)                        2,813,938
                                            3,762,686        6.50% due 6/15/2031 - 10/18/2037 (d)                         3,842,530
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total U.S. Government Agency Mortgage-Backed Securities
                                                         (Cost - $95,885,922) - 84.8%                                    95,725,425
------------------------------------------------------------------------------------------------------------------------------------
                                                            Non-Government Agency Mortgage-Backed Securities +
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                     3,383,853    Bear Stearns Adjustable Rate Mortgage Trust
Obligations - 15.0%                                      Series 2005-4 Class 3A1, 5.372% due 8/25/2035 (b)                3,379,652
                                              595,140    Citicorp Mortgage Securities, Inc. Series 2007-7
                                                         Class 1A1, 6% due 8/25/2037                                        579,239
                                            1,181,346    Citigroup Mortgage Loan Trust, Inc. Series 2005-4
                                                         Class A, 5.345% due 8/25/2035 (b)                                1,165,447
                                              800,000    Citimortgage Alternative Loan Trust Series 2007-A1,
                                                         6% due 11/30/2037                                                  786,625
                                              483,092    Countrywide Alternative Loan Trust Series 2006-OC10
                                                         Class 2A1, 4.963% due 11/25/2036 (b)                               481,973
                                              497,806    Countrywide Home Loan Mortgage Pass-Through Trust
                                                         Series 2007-16 Class A1, 6.50% due 10/25/2037                      501,897
                                              498,684    First Horizon Asset Securities, Inc. Series 2005-AR3
                                                         Class 3A1, 5.504% due 8/25/2035 (b)                                499,329
                                            1,224,754    GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1,
                                                         5.25% due 7/25/2035 (b)                                          1,212,092
                                              131,969    Impac Secured Assets CMN Owner Trust Series 2004-3
                                                         Class 1A4, 5.273% due 11/25/2034 (b)                               132,080
                                              500,000    Impac Secured Assets CMN Owner Trust Series 2004-3
                                                         Class M1, 5.473% due 11/25/2034 (b)                                500,160
                                              760,961    Luminent Mortgage Trust Series 2006-7 Class 1A1,
                                                         5.053% due 5/25/2036 (b)                                           751,313
                                               91,825    RMAC Plc Series 2003-NS2A Class A2C, 6.104%
                                                         due 9/12/2035 (b)                                                   90,906

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount       Non-Government Agency Mortgage-Backed Securities +            Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD    900,092    Structured Adjustable Rate Mortgage Loan Trust
                                                         Series 2007-3 Class 2A1, 5.741% due 4/25/2037 (b)             $    912,502
                                               87,850    Structured Asset Securities Corp. Series 2005-GEL2
                                                         Class A, 5.153% due 4/25/2035 (b)                                   84,599
                                              283,584    Structured Asset Securities Corp. Series 2005-OPT1
                                                         Class A4M, 5.223% due 11/25/2035 (b)                               270,711
                                            2,481,132    WaMu Mortgage Pass-Through Certificates Series
                                                         2007-HY3 Class 1A1, 5.672% due 3/25/2037 (b)                     2,476,164
                                            1,108,778    WaMu Mortgage Pass-Through Certificates Series
                                                         2007-HY3 Class 4A1, 5.349% due 3/25/2037 (b)                     1,100,924
                                            1,271,829    Wells Fargo Mortgage Backed Securities Trust
                                                         Series 2005-AR15 Class 2A1, 5.105% due 9/25/2035 (b)             1,251,505
                                              691,911    Wells Fargo Mortgage Backed Securities Trust
                                                         Series 2007-11 Class A96, 6% due 8/25/2037 (a)                     692,665
                                                                                                                       ------------
                                                                                                                         16,869,783
------------------------------------------------------------------------------------------------------------------------------------
Commercial                                    840,000    Banc of America Commercial Mortgage, Inc. Series
Mortgage-Backed                                          2001-1 Class B, 6.674% due 4/15/2036                               882,839
Securities - 18.4%                            755,000    Banc of America Commercial Mortgage, Inc. Series
                                                         2003-2 Class A3, 4.873% due 3/11/2041 (b)(c)                       745,898
                                              700,000    Banc of America Commercial Mortgage, Inc. Series 2007-2
                                                         Class A4, 5.688% due 4/10/2049 (b)                                 706,242
                                              871,089    Bear Stearns Commercial Mortgage Securities Series 1998-C1
                                                         Class A2, 6.44% due 6/16/2030                                      874,621
                                              750,000    Bear Stearns Commercial Mortgage Securities
                                                         Series 2005-PWR8 Class A4, 4.674% due 6/11/2041                    713,019
                                              525,000    Bear Stearns Commercial Mortgage Securities Series
                                                         2007-PW17 Class A4, 5.694% due 6/11/2050 (b)                       529,268
                                              364,173    CS First Boston Mortgage Securities Corp. Series
                                                         2002-CP5 Class A1, 4.106% due 12/15/2035                           355,609
                                              758,278    Capco America Securitization Corp. Series 1998-D7
                                                         Class A1B, 6.26% due 10/15/2030                                    763,765
                                              667,089    Chase Commercial Mortgage Securities Corp. Series
                                                         1999-2 Class A2, 7.198% due 1/15/2032                              692,193
                                              275,000    Citigroup Commercial Mortgage Trust Series 2007-C6
                                                         Class AM, 5.70% due 6/10/2017 (b)                                  273,527
                                              745,000    First Union National Bank Commercial Mortgage Series
                                                         1999-C4 Class E, 8.15% due 12/15/2031 (a)(b)                       790,043
                                              794,947    GMAC Commercial Mortgage Securities, Inc. Series
                                                         1998-C2 Class A2, 6.42% due 5/15/2035                              799,555
                                              820,000    GMAC Commercial Mortgage Securities, Inc. Series
                                                         2000-C3 Class A2, 6.957% due 9/15/2035                             862,584
                                              690,000    GMAC Commercial Mortgage Securities, Inc. Series
                                                         2001-C1 Class B, 6.67% due 4/15/2034 (b)                           724,566
                                              850,000    GMAC Commercial Mortgage Securities, Inc. Series
                                                         2003-C3 Class A3, 4.646% due 4/10/2040                             840,585
                                              700,000    GS Mortgage Securities Corp. II Series 2006-GG6
                                                         Class A2, 5.506% due 4/10/2038 (b)                                 707,646
                                              900,000    Greenwich Capital Commercial Funding Corp. Series
                                                         2004-GG1 Class A4, 4.755% due 6/10/2036                            895,294
                                              225,000    Greenwich Capital Commercial Funding Corp. Series
                                                         2005-GG5 Class AJ, 5.479% due 4/10/2037 (b)                        216,840

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount       Non-Government Agency Mortgage-Backed Securities +            Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD    735,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2001-CIB2 Class A3, 6.429% due 4/15/2035               $    767,013
                                              625,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2006-CB17 Class A4, 5.429% due 12/12/2043                   619,089
                                              275,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2007-LD1 Class A2, 5.804% due 6/15/2049 (b)                 280,371
                                              225,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                                         Series 2007-LD12 Class A2, 5.827% due 8/15/2012                    228,902
                                              573,705    LB Commercial Conduit Mortgage Trust Series 1998-C4
                                                         Class A1B, 6.21% due 10/15/2035                                    577,434
                                              713,730    LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                         Class A2, 7.95% due 5/15/2025 (b)                                  754,015
                                              600,000    LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                         Class A5, 4.739% due 7/15/2030                                     572,576
                                              500,000    LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                         Class A3, 5.43% due 2/15/2040                                      493,347
                                              700,000    LB-UBS Commercial Mortgage Trust Series 2007-C6
                                                         Class A4, 5.858% due 7/15/2040 (b)                                 711,800
                                              300,000    Morgan Stanley Capital I Series 2006-IQ12 Class A4,
                                                         5.332% due 12/15/2043                                              295,025
                                              100,000    Morgan Stanley Capital I Series 2007-HQ12 Class A2,
                                                         5.812% due 6/12/2012 (b)                                           101,298
                                              700,000    Mortgage Capital Funding, Inc. Series 1998-MC1 Class E,
                                                         7.06% due 3/18/2030 (b)                                            701,016
                                              760,000    Mortgage Capital Funding, Inc. Series 1998-MC2 Class B,
                                                         6.549% due 6/18/2030                                               761,923
                                              680,000    Wachovia Bank Commercial Mortgage Trust Series 2005-C20
                                                         Class A6A, 5.11% due 7/15/2042 (b)                                 673,058
                                              850,000    Wachovia Bank Commercial Mortgage Trust Series 2007-C33
                                                         Class A4, 6.10% due 2/15/2051 (b)                                  872,864
                                                                                                                       ------------
                                                                                                                         20,783,825
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Non-Government Agency Mortgage-Backed Securities
                                                         (Cost - $37,454,321) - 33.4%                                    37,653,608
------------------------------------------------------------------------------------------------------------------------------------
Industry                                                                      Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                    155,000    Honeywell International, Inc., 5.70% due 3/15/2036                 146,271
                                                7,000    L-3 Communications Corp. Series B, 6.375% due 10/15/2015             6,878
                                                                                                                       ------------
                                                                                                                            153,149
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                                99,201    American Airlines, Inc. Series 2003-1,
                                                         3.857% due 1/09/2012 (f)                                            95,357
                                              140,000    Continental Airlines, Inc. Series 2002-1,
                                                         6.563% due 8/15/2013                                               144,865
                                                                                                                       ------------
                                                                                                                            240,222
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                       70,000    Momentive Performance Materials, Inc., 10.125%
                                                         due 12/01/2014 (a)(h)                                               68,950
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.5%                        145,000    The Bear Stearns Cos., Inc., 5.76% due 7/19/2010 (b)               142,438
                                              395,000    The Bear Stearns Cos., Inc., 6.95% due 8/10/2012                   411,834
                                              200,000    The Bear Stearns Cos., Inc., 6.40% due 10/02/2017                  199,111
                                              430,000    Credit Suisse Guernsey Ltd., 5.86% (b)(g)                          406,729
                                              175,000    Goldman Sachs Capital II, 5.793% (b)(g)                            165,594
                                              730,000    Goldman Sachs Group, Inc., 5.25% due 10/15/2013                    713,183
                                              295,000    Lehman Brothers Holdings, Inc., 6% due 7/19/2012                   299,573
                                              235,000    Lehman Brothers Holdings, Inc. Series I,
                                                         5.25% due 2/06/2012                                                230,135
                                              165,000    Lehman Brothers Holdings, Inc. Series MTN, 7%
                                                         due 9/27/2027                                                      168,941

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount                         Corporate Bonds                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD    540,000    Morgan Stanley, 6.25% due 8/28/2017                           $    551,447
                                              660,000    Morgan Stanley Series F, 5.55% due 4/27/2017                       640,351
                                                                                                                       ------------
                                                                                                                          3,929,336
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.4%                       290,000    Barclays Bank Plc, 8.55% (a)(b)(g)                                 313,570
                                              220,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                233,059
                                              675,000    JPMorgan Chase Capital XXV, 6.80% due 10/01/2037                   676,028
                                              325,000    Royal Bank of Scotland Group Plc, 6.99%  (a)(b)(g)                 325,299
                                                                                                                       ------------
                                                                                                                          1,547,956
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%                325,000    International Business Machines Corp., 5.70% due 9/14/2017         326,703
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                       200,000    HSBC Finance Corp., 6.50% due 11/15/2008                           202,728
                                              180,000    SLM Corp., 5.40% due 10/25/2011                                    168,054
                                                                                                                       ------------
                                                                                                                            370,782
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                         225,000    Bank of America Corp., 4.875% due 9/15/2012                        220,196
Services - 4.4%                               400,000    Bank of America Corp., 6% due 9/01/2017                            409,276
                                              430,000    Citigroup, Inc., 5.625% due 8/27/2012                              435,038
                                              410,000    Citigroup, Inc., 5.50% due 2/15/2017                               402,667
                                               80,000    Citigroup, Inc., 5.875% due 5/29/2037                               77,114
                                            1,115,000    General Electric Capital Corp., 5% due 11/15/2011                1,109,963
                                              400,000    General Electric Capital Corp., 6.15% due 8/07/2037                410,503
                                            1,375,000    General Electric Capital Corp. Series A,
                                                         5% due 12/01/2010 (c)                                            1,378,048
                                              450,000    JPMorgan Chase Bank NA, 6% due 7/05/2017                           454,286
                                                                                                                       ------------
                                                                                                                          4,897,091
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 475,000    AT&T, Inc., 6.50% due 9/01/2037                                    489,771
Services - 0.8%                               270,000    GTE Corp., 6.84% due 4/15/2018                                     287,968
                                               60,000    Qwest Communications International, Inc., 7.50%
                                                         due 2/15/2014                                                       60,750
                                               95,000    Telecom Italia Capital SA, 6% due 9/30/2034                         88,332
                                                                                                                       ------------
                                                                                                                            926,821
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.5%                      70,000    Jersey Central Power & Light Co., 6.40% due 5/15/2036               69,648
                                              140,000    Nevada Power Co., 6.65% due 4/01/2036                              138,973
                                              190,000    Sierra Pacific Power Co., 6% due 5/15/2016                         185,881
                                              180,000    Southern California Edison Co., 5.625% due 2/01/2036               168,109
                                                                                                                       ------------
                                                                                                                            562,611
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.3%                          330,000    Kraft Foods, Inc., 6.50% due 8/11/2017
                                                                                                                            340,874
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                       130,000    The Cooper Cos., Inc., 7.125% due 2/15/2015                        128,050
Supplies - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                       130,000    UnitedHealth Group, Inc., 5.80% due 3/15/2036                      120,797
Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%               195,000    Hutchison Whampoa International (03/33) Ltd., 7.45%
                                                         due 11/24/2033 (a)                                                 219,244
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%                              195,000    American International Group, Inc., 6.25% due 5/01/2036            197,861
                                              200,000    Chubb Corp., 6.375% due 3/29/2067 (b)                              198,820
                                              130,000    Lincoln National Corp., 7% due 5/17/2066 (b)                       133,975
                                              250,000    Metlife, Inc., 6.40% due 12/15/2066                                237,713
                                              190,000    Progressive Corp., 6.70% due 6/15/2037 (b)                         184,335
                                              135,000    Reinsurance Group of America, 6.75% due 12/15/2065 (b)             127,843
                                              145,000    The Travelers Cos., Inc., 6.25% due 3/15/2067 (b)                  140,194
                                                                                                                       ------------
                                                                                                                          1,220,741
------------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                                   25,000    CSC Holdings, Inc. Series B, 8.125% due 7/15/2009                   25,438
                                              155,000    Cablevision Systems Corp. Series B, 9.644% due 4/01/2009 (b)       159,650
                                              255,000    Comcast Corp., 6.50% due 1/15/2017                                 263,048
                                              225,000    Comcast Corp., 6.45% due 3/15/2037                                 222,127
                                              350,000    Comcast Corp., 6.95% due 8/15/2037                                 367,363

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                       USD    135,000    Cox Communications, Inc., 7.125% due 10/01/2012               $    143,076
                                               60,000    Idearc, Inc., 8% due 11/15/2016                                     59,850
                                              200,000    News America, Inc., 6.40% due 12/15/2035                           193,151
                                              120,000    News America, Inc., 6.75% due 1/09/2038                            125,645
                                              275,000    Time Warner Cable, Inc., 5.85% due 5/01/2017 (a)                   267,357
                                              405,000    Time Warner Cos., Inc., 9.125% due 1/15/2013                       464,299
                                                                                                                       ------------
                                                                                                                          2,291,004
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                         90,000    Freeport-McMoRan Copper & Gold, Inc., 8.25% due 4/01/2015           97,200
                                              180,000    Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017         196,650
                                                                                                                       ------------
                                                                                                                            293,850
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                         90,000    Xcel Energy, Inc., 6.50% due 7/01/2036                              89,547
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                     230,000    Xerox Corp., 6.40% due 3/15/2016                                   232,845
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         370,000    Anadarko Petroleum Corp., 6.45% due 9/15/2036                      364,265
Fuels - 2.2%                                  190,000    Gazprom OAO, 7.288% due 8/16/2037 (a)                              202,065
                                              250,000    Midamerican Energy Holdings Co., 5.95% due 5/15/2037               236,132
                                              150,000    Midamerican Energy Holdings Co., 6.50% due 9/15/2037 (a)           151,620
                                              135,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                    135,416
                                              240,000    Northwest Pipeline Corp., 7% due 6/15/2016                         249,300
                                              750,000    Pemex Project Funding Master Trust, 6.994%
                                                         due 6/15/2010 (a)(b)                                               763,125
                                              135,000    Sabine Pass LNG LP, 7.50% due 11/30/2016                           132,975
                                               35,000    Tennessee Gas Pipeline Co., 7% due 10/15/2028                       35,626
                                              175,000    XTO Energy, Inc., 6.75% due 8/01/2037                              182,600
                                                                                                                       ------------
                                                                                                                          2,453,124
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.3%                        175,000    Bristol-Myers Squibb Co., 5.875% due 11/15/2036                    166,910
                                              190,000    Wyeth, 6% due 2/15/2036                                            182,735
                                                                                                                       ------------
                                                                                                                            349,645
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                 165,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038            169,312
(REITs) - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 15,000    Freescale Semiconductor, Inc., 9.569% due 12/15/2014 (b)            14,138
Equipment - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Corporate Bonds
                                                         (Cost - $20,993,428) - 18.6%                                    20,946,792
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                              243,750    Argentina Bonos, 5.374% due 8/03/2012 (b)(f)                       219,023
                                       EUR    325,000    France Government Bond OAT, 3.75% due 4/25/2017                    439,699
                                       USD    130,000    Mexico Government International Bond, 6.375%
                                                         due 1/16/2013                                                      136,695
                                              115,000    Mexico Government International Bond, 5.875%
                                                         due 1/15/2014                                                      118,393
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Foreign Government Obligations
                                                         (Cost - $890,710) - 0.8%                                           913,810
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Preferred Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Capital Trusts
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                         55,000    Lehman Brothers Holdings Capital Trust V, 5.857% (b)(g)             52,399
                                              150,000    Mellon Capital IV Series 1, 6.244% (b)(g)                          148,342
                                                                                                                       ------------
                                                                                                                            200,741
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                       150,000    BAC Capital Trust VI, 5.625% due 3/08/2035                         133,993
                                              150,000    USB Capital IX, 6.189% (b)(g)                                      150,100
                                              175,000    Wachovia Capital Trust III, 5.80% (b)(g)                           173,826
                                                                                                                       ------------
                                                                                                                            457,919
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount                         Capital Trusts                               Value
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  USD    150,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014     $    164,938
Fuels - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Capital Trusts
                                                         (Cost - $833,466) - 0.7%                                           823,598
------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
                                                 Held                        Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%               9,000    Fannie Mae Series O, 7%                                            469,125
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Stocks
                                                         (Cost - $500,625) - 0.4%                                           469,125
------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount                         Trust Preferred
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                USD    150,000    SunTrust Capital VIII, 6.10% due 12/15/2036 (b)                    136,073
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Trust Preferred
                                                         (Cost - $147,573) - 0.1%                                           136,073
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Securities
                                                         (Cost - $1,481,664) - 1.2%                                       1,428,796
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                            1,500,000    Federal Home Loan Bank, 4.40% due 10/17/2007                     1,497,067
                                              300,000    U.S. Treasury Bills, 4.30% due 10/04/2007                          299,892
------------------------------------------------------------------------------------------------------------------------------------
                              Total Short-Term Securities

                                                         (Cost - $1,796,959) - 1.6%                                       1,796,959
------------------------------------------------------------------------------------------------------------------------------------
                                            Number of
                                          Contracts++                        Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                              2    Receive a fixed rate of 5.735% and pay a
                                                         floating rate based on 3-month LIBOR,
                                                         expiring August 2010, broker Lehman Brothers
                                                         Special Financing (i)                                              116,575
                                                    3    Receive a fixed rate of 5.78% and pay a
                                                         floating rate based on 3-month LIBOR, expiring
                                                         August 2010, broker Deutsche Bank AG (i)                           123,547
                                                    2    Receive a fixed rate of 5.39% and pay a
                                                         floating rate based on 3-month LIBOR, expiring
                                                         March 2012, broker Lehman Brothers Special
                                                         Financing (i)                                                       81,586
                                                    5    Receive a fixed rate of 5.525% and pay a
                                                         floating rate based on 3-month LIBOR,
                                                         expiring May 2012, broker Citibank N.A. (i)                        242,933
                                                    5    Receive a fixed rate of 5.705% and pay a
                                                         floating rate based on 3-month LIBOR,
                                                         expiring May 2012, broker Deutsche Bank AG (i)                     258,104
                                                    2    Receive a fixed rate of 6.025% and pay a floating
                                                         rate based on 3-month LIBOR, expiring
                                                         June 2012, broker Lehman Brothers Special Financing (i)            133,983
                                                    3    Receive a fixed rate of 6.075% and pay a floating
                                                         rate based on 3-month LIBOR,
                                                         expiring July 2012, broker Lehman Brothers
                                                         Special Financing (i)                                              195,017
                                                                                                                       -------------
                                                                                                                          1,151,745
------------------------------------------------------------------------------------------------------------------------------------
Put Options Purchased                               2    Pay a fixed rate of 5.735% and receive a
                                                         floating rate based on 3-month LIBOR,
                                                         expiring August 2010, broker Lehman Brothers
                                                         Special Financing (i)                                               89,305
                                                    3    Pay a fixed rate of 5.78% and receive a
                                                         floating rate based 3-month LIBOR, expiring
                                                         August 2010, broker Deutsche Bank AG (i)                           181,448

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                            Number of
                                          Contracts++                        Options Purchased                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                    2    Pay a fixed rate of 5.39% and receive a
                                                         floating rate based on 3-month LIBOR, expiring
                                                         March 2012, broker Lehman Brothers                            $    123,786
                                                         Special Financing (i)
                                                    5    Pay a fixed rate of 5.525% and receive a
                                                         floating rate based on 3-month LIBOR,
                                                         expiring May 2012, broker Citibank N.A. (i)                        306,253
                                                    5    Pay a fixed rate of 5.705% and receive a
                                                         floating rate based on 3-month LIBOR,
                                                         expiring May 2012, broker Deutsche Bank AG (i)                     252,795
                                                    2    Pay a fixed rate of 6.025% and receive a
                                                         floating rate based on 3-month LIBOR, expiring
                                                         June 2012, broker Lehman Brothers
                                                         Special Financing (i)                                               89,363
                                                    3    Pay a fixed rate of 6.075% and receive a
                                                         floating rate based 3-month LIBOR, expiring
                                                         July 2012, broker Lehman Brothers
                                                         Special Financing (i)                                              123,158
                                                                                                                       ------------
                                                                                                                          1,166,108
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Options Purchased
                                                         (Premiums Paid - $1,997,150) - 2.0%                              2,317,853
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments Before TBA Sale Commitments and
                                                         Options Written (Cost - $213,612,884) - 189.2%                 213,609,296
------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount                      TBA Sale Commitments
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fannie Mae Guaranteed Pass-Through Certificates:
                                            3,000,000        5.00% due 10/15/2022 - 10/15/2037                           (2,888,115)
                                            9,200,000        5.50% due 10/15/2022 - 10/15/2037                           (9,137,245)
                                           14,800,000        6.00% due 2/01/2017 - 10/15/2037                           (14,822,823)
                                            2,500,000        6.50% due 8/01/2032 - 10/15/2037                            (2,545,976)
                                            4,100,000    Freddie Mac Mortgage Participation Certificates:
                                                             5.50% due 02/01/2035 - 10/15/2037                           (4,014,819)
                                            1,900,000    Ginnie Mae MBS Certificates, 5.50% due 10/21/2037               (1,863,932)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total TBA Sale Commitments
                                                         (Premiums Received - $35,181,538) - (31.2%)                    (35,272,910)
------------------------------------------------------------------------------------------------------------------------------------
                                            Number of
                                          Contracts++                         Options Written
------------------------------------------------------------------------------------------------------------------------------------
Call Options Written                                2    Pay a fixed rate of 5.115% and receive a
                                                         floating rate based on 3-month LIBOR, expiring
                                                         March 2008, broker Lehman Brothers
                                                         Special Financing (i)                                              (35,084)
                                                    1    Pay a fixed rated of 5.46% and receive a
                                                         floating rate based on 3-month LIBOR,
                                                         expiring August 2008, broker JPMorgan Chase (i)                    (32,872)
                                                                                                                       ------------
                                                                                                                            (67,956)
------------------------------------------------------------------------------------------------------------------------------------
Put Options Written                                 2    Receive a fixed rate of 5.115% and pay a
                                                         floating rate based on 3-month LIBOR, expiring
                                                         March 2008, broker Lehman Brothers Special Financing (i)           (53,914)
                                                    1    Receive a fixed rated of 5.46% and pay a
                                                         floating rate based on 3-month LIBOR, expiring
                                                         August 2008, broker JPMorgan Chase (i)                             (20,566)
                                                                                                                       -------------
                                                                                                                            (74,480)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Options Written
                                                         (Premiums Received - $136,150) - (0.1%)                           (142,436)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments, Net of TBA Sale Commitments and
                                                         Options Written (Cost - $178,295,196*)  - 157.9%               178,193,950
                                                         Liabilities in Excess of Other Assets - (57.9%)                (65,315,809)
                                                                                                                       ------------
                                                         Net Assets - 100.0%                                           $112,878,141
                                                                                                                       ============

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  * The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments and options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:


      Aggregate cost                                               $178,501,496
                                                                   ============
      Gross unrealized appreciation                                $  1,318,633
      Gross unrealized depreciation                                  (1,626,179)
                                                                   ------------
      Net unrealized depreciation                                  $   (307,546)
                                                                   ============

  + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

 ++   One contract represents a notional amount of $1,000,000.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)   Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(e) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f)   Subject to principal paydowns.

(g)   The security is a perpetual bond and has no definite maturity date.

(h) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(i) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which many combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                            Settlement      Unrealized
      Purchased                                     Date         Appreciation
      --------------------------------------------------------------------------
      JPY               394,344,675              October 2007      $115,096
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $3,325,372)                                $115,096
                                                                   ========
      --------------------------------------------------------------------------

                                                                  Unrealized
      Foreign Currency                            Settlement     Appreciation
      Sold                                           Date       (Depreciation)
      --------------------------------------------------------------------------
      EUR                   212,500              October 2007      $(9,563)
      JPY               145,510,000              October 2007       25,621
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $1,588,729)                                $16,058
                                                                   =======


  o Financial futures contracts purchased as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------------------------------
                                                                                            Unrealized
      Number of                                                                            Appreciation
      Contracts                   Issue                Expiration Date    Face Value      (Depreciation)
      --------------------------------------------------------------------------------------------------
          11               Euro Bond Future             December 2007     $ 1,758,730        $(11,733)
          18                   Euro BOBL                December 2007     $ 2,735,975             144
          33          10-Year U.S. Treasury Bond        December 2007     $ 3,597,699           8,582
      --------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                    $ (3,007)
                                                                                             ========

  o   Financial futures contracts sold as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------------------------------
                                                                                            Unrealized
      Number of                                                                            Appreciation
      Contracts                   Issue                Expiration Date     Face Value     (Depreciation)
      --------------------------------------------------------------------------------------------------
          29           2-Year U.S. Treasury Bond        December 2007     $ 5,991,548        $(14,171)
          69           5-Year U.S. Treasury Bond        December 2007     $ 7,401,314          16,158
          78          30-Year U.S. Treasury Bond        December 2007     $ 8,721,510          36,698
      --------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                    $ 38,685
                                                                                             ========

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o   Swaps outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation
                                                       Amount     (Depreciation)
      --------------------------------------------------------------------------
      Sold credit default protection on Comcast
      Cable Communications, Inc. and receive 1.15%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2008
                                                     $  430,000     $   4,558

      Receive a fixed rate of 3.401% and pay 3.875% on Treasury Inflation Protected Securities
      (TIPS) adjusted principal

      Broker, JPMorgan Chase
      Expires January 2009                           $  879,000       (10,668)


      Receive a fixed rate of 4.7775% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires August 2009                            $5,100,000         2,255

      Receive a fixed rate of 5.2725% and pay a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires October 2009                           $2,900,000        33,555

      Bought credit default protection on Sara
      Lee Corp. and pay 0.57%

      Broker, Lehman Brothers Special Financing
      Expires December 2010                          $  295,000        (3,651)

      Bought credit default protection on
      RadioShack Corp. and pay 1.16%

      Broker, UBS Warburg
      Expires December 2010                          $  295,000        (1,497)

      Bought credit default protection on Limited
      Brands, Inc. and pay 1.065%

      Broker, UBS Warburg
      Expires December 2010                          $  295,000        (4,642)

      Receive a fixed rate of 4.17% and pay 3.50% on Treasury Inflation Protected Securities
      (TIPS) adjusted principal

      Broker, Morgan Stanley Capital Services Inc.
      Expires January 2011                           $  750,000       (36,606)


      Bought credit default protection on Sara
      Lee Corp. and pay 0.604%

      Broker, JPMorgan Chase
      Expires March 2011                             $  295,000        (4,001)

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation
                                                       Amount     (Depreciation)
      --------------------------------------------------------------------------
      Bought credit default protection on Limited
      Brands, Inc. and pay 0.73%

      Broker, Lehman Brothers Special Financing
      Expires March 2011
                                                     $ 295,000      $  (1,121)

      Bought credit default protection on Computer
      Sciences Corp. and pay 0.88%

      Broker, Morgan Stanley Capital Services Inc.
      Expires June 2011                              $ 290,000         (6,476)

      Sold credit default protection on Colombia
      (Republic of) and receive 1.31%

      Broker, Deutsche Bank AG London
      Expires August 2012                            $ 280,000          2,095

      Sold credit default protection on Deutsche
      Bank AG and receive 0.95%

      Broker, Deutsche Bank AG London
      Expires September 2012                         $ 105,000            508

      Sold credit default protection on Lehman
      Brothers Holdings, Inc. and receive 1.12%

      Broker, Deutsche Bank AG London
      Expires September 2012                         $ 275,000          3,366

      Bought credit default protection on Eastman
      Chemical Co. and pay 0.68%

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2013                         $ 285,000         (4,225)

      Receive a fixed rate of 5.085% and pay a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires November 2016                          $ 600,000         (5,262)

      Pay a fixed rate of 5.225% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires January 2017                           $ 300,000           (978)

      Receive a fixed rate of 5.16% and pay a
      floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires February 2017                          $1,100,000        (1,666)

      Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires March 2017                             $1,500,000        11,643

BlackRock Series Fund, Inc. - BlackRock Bond Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation
                                                       Amount     (Depreciation)
      --------------------------------------------------------------------------
      Pay a fixed rate of 5.071% and receive a floating rate based on 3-month LIBOR

      Broker, UBS Warburg
      Expires March 2017                             $1,500,000     $  11,643


      Receive a fixed rate of 5.10% and pay a
      floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires March 2017                             $3,200,000       (17,718)


      Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires June 2017                              $2,100,000       (85,779)


      Pay a fixed rate of 5.6825% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Financing
      Expires June 2017                              $1,400,000       (52,506)


      Pay fixed rate of 5.762% and receive a
      floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2017                              $2,100,000       (90,909)


      Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month LIBOR

      Broker, Citibank N.A.
      Expires July 2017                              $2,000,000       (68,325)


      Pay a fixed rate of 5.775% and receive a floating rate based on 3-month LIBOR

      Broker, Deutsche Bank AG London
      Expires July 2017                              $3,900,000      (172,702)


      Pay a fixed rate of 5.26054% and receive a floating rate based on 3-month LIBOR

      Broker, Morgan Stanley Capital Services Inc.
      Expires September 2017                         $1,600,000        (7,332)

      Receive a fixed rate of 5.411% and pay a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires August 2022                            $2,670,000        13,770
      --------------------------------------------------------------------------
      Total                                                         $(492,671)
                                                                    =========

  o   Currency Abbreviations:
      EUR     Euro
      JPY     Japanese Yen
      USD     U.S. Dollar

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held   Common Stocks                                   Value
---------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 5.5%                 36,600   Boeing Co.                                      $ 3,842,634
                                           33,900   Lockheed Martin Corp.                             3,677,811
                                            4,900   Precision Castparts Corp.                           725,102
                                           35,900   Spirit Aerosystems Holdings, Inc. Class A (c)     1,397,946
                                           40,100   United Technologies Corp.                         3,227,248
                                                                                                     ----------
                                                                                                     12,870,741
---------------------------------------------------------------------------------------------------------------
Beverages - 3.5%                          159,400   Diageo Plc                                        3,502,651
                                           63,200   PepsiCo, Inc.                                     4,630,032
                                                                                                     ----------
                                                                                                      8,132,683
---------------------------------------------------------------------------------------------------------------
Biotechnology - 3.9%                       49,200   Celgene Corp. (c)                                 3,508,452
                                           21,800   Genentech, Inc. (c)                               1,700,836
                                           97,300   Gilead Sciences, Inc. (c)                         3,976,651
                                                                                                     ----------
                                                                                                      9,185,939
---------------------------------------------------------------------------------------------------------------
Capital Markets - 5.4%                      8,700   Affiliated Managers Group, Inc. (c)               1,109,337
                                          120,800   The Charles Schwab Corp.                          2,609,280
                                           17,600   Franklin Resources, Inc.                          2,244,000
                                           46,400   Lehman Brothers Holdings, Inc.                    2,864,272
                                           56,800   State Street Corp.                                3,871,488
                                                                                                     ----------
                                                                                                     12,698,377
---------------------------------------------------------------------------------------------------------------
Chemicals - 5.0%                           19,200   Air Products & Chemicals, Inc.                    1,876,992
                                           49,800   Monsanto Co.                                      4,269,852
                                           23,300   The Mosaic Co. (c)                                1,247,016
                                           11,500   Potash Corp. of Saskatchewan, Inc.                1,215,550
                                           37,200   Praxair, Inc.                                     3,115,872
                                                                                                     ----------
                                                                                                     11,725,282
---------------------------------------------------------------------------------------------------------------
Communications Equipment - 4.1%           287,800   Cisco Systems, Inc. (c)                           9,529,058
---------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 4.3%             24,800   Apple Computer, Inc. (c)                          3,807,792
                                          144,900   EMC Corp. (c)                                     3,013,920
                                           66,500   Hewlett-Packard Co.                               3,311,035
                                                                                                     ----------
                                                                                                     10,132,747
---------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.4%          12,800   Fluor Corp.                                       1,842,944
                                           19,400   Jacobs Engineering Group, Inc. (c)                1,466,252
                                                                                                     ----------
                                                                                                      3,309,196
---------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.9%      52,600   Bank of America Corp.                             2,644,202
                                            5,100   CME Group, Inc.                                   2,995,485
                                            7,300   IntercontinentalExchange, Inc. (c)                1,108,870
                                                                                                     ----------
                                                                                                      6,748,557
---------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%                65,000   Emerson Electric Co.                              3,459,300
                                            7,400   General Cable Corp. (c)                             496,688
                                                                                                     ----------
                                                                                                      3,955,988
---------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 6.7%         27,500   Baker Hughes, Inc.                                2,485,175
                                           41,800   Grant Prideco, Inc. (c)                           2,278,936
                                           19,300   National Oilwell Varco, Inc. (c)                  2,788,850
                                           36,600   Schlumberger Ltd.                                 3,843,000
                                           30,500   Transocean, Inc. (c)                              3,448,025
                                           11,100   Weatherford International Ltd. (c)                  745,698
                                                                                                     ----------
                                                                                                     15,589,684
---------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 3.0%           146,100   CVS/Caremark Corp.                                5,789,943
                                           24,400   Walgreen Co.                                      1,152,656
                                                                                                     ----------
                                                                                                      6,942,599
---------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio Schedule of Investments as of September 30, 2007 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Shares
Industry                                                     Held   Common Stocks                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 4.3%                    16,700   Alcon, Inc.                                        $ 2,403,464
                                                           16,200   Cytyc Corp. (c)                                        771,930
                                                            8,100   Hologic, Inc. (c)                                      494,100
                                                           11,100   Intuitive Surgical, Inc. (c)                         2,553,000
                                                           48,000   Zimmer Holdings, Inc. (c)                            3,887,520
                                                                                                                        ----------
                                                                                                                        10,110,014
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.1%                    45,300   Aetna, Inc.                                          2,458,431

-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.3%                       63,300   McDonald's Corp.                                     3,447,951
                                                           56,300   Yum! Brands, Inc.                                    1,904,629
                                                                                                                        ----------
                                                                                                                         5,352,580
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 3.5%                                 115,900   The Procter & Gamble Co.                             8,152,406
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.6%                                         20,700   Cognizant Technology Solutions Corp. (c)             1,651,239
                                                           70,100   Infosys Technologies Ltd.                            3,329,739
                                                          126,100   Satyam Computer Services Ltd.                        1,411,871
                                                           78,800   Tata Consultancy Services Ltd.                       2,096,488
                                                                                                                        ----------
                                                                                                                         8,489,337
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.7%                           147,900   General Electric Co.                                 6,123,060
                                                           39,000   Textron, Inc.                                        2,426,190
                                                                                                                        ----------
                                                                                                                         8,549,250
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.2%                                           41,600   American International Group, Inc.                   2,814,240
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 5.7%                        33,600   Akamai Technologies, Inc. (c)                          965,328
                                                           93,800   eBay, Inc. (c)                                       3,660,076
                                                           15,300   Google, Inc. Class A (c)                             8,679,231
                                                                                                                        ----------
                                                                                                                        13,304,635
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 3.0%                      21,000   Covance, Inc. (c)                                    1,635,900
                                                           71,100   Thermo Fisher Scientific, Inc. (c)                   4,103,892
                                                           18,000   Waters Corp. (c)                                     1,204,560
                                                                                                                        ----------
                                                                                                                         6,944,352
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                            9,200   Deere & Co.                                          1,365,464
                                                            7,600   Flowserve Corp.                                        578,968
                                                           13,600   Terex Corp. (c)                                      1,210,672
                                                                                                                        ----------
                                                                                                                         3,155,104
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.5%                                              146,350   Comcast Corp. Class A (c)                            3,538,743
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.7%                                     11,200   Allegheny Technologies, Inc.                         1,231,440
                                                           27,100   Freeport-McMoRan Copper & Gold, Inc. Class B         2,842,519
                                                                                                                        ----------
                                                                                                                         4,073,959
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.5%                         23,600   Consol Energy, Inc.                                  1,099,760
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.2%                                     75,400   Abbott Laboratories                                  4,042,948
                                                           64,000   Merck & Co., Inc.                                    3,308,160
                                                           52,200   Teva Pharmaceutical Industries Ltd. (a)              2,321,334
                                                                                                                        ----------
                                                                                                                         9,672,442
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                   88,900   Applied Materials, Inc.                              1,840,230
                                                          133,200   Intel Corp.                                          3,444,552
                                                           81,250   Nvidia Corp. (c)                                     2,944,500
                                                                                                                        ----------
                                                                                                                         8,229,282
----------------------------------------------------------------------------------------------------------------------------------
Software - 6.4%                                            76,300   Adobe Systems, Inc. (c)                              3,331,258
                                                           47,900   Electronic Arts, Inc. (c)                            2,681,921
                                                          189,400   Microsoft Corp.                                      5,579,724
                                                          155,300   Oracle Corp. (c)                                     3,362,245
                                                                                                                        14,955,148
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Fundamental Growth Portfolio Schedule of Investments as of September 30, 2007 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
                                          Shares
Industry                                   Held    Common Stocks                                                      Value
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                37,100   Coach, Inc. (c)                                                   $  1,753,717
Goods - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.3%                            42,700   Altria Group, Inc.                                                   2,968,931
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                34,400   China Mobile (Hong Kong) Ltd. (a)                                    2,822,176
Services - 1.2
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost - $188,733,413) - 98.3%                  229,265,358
---------------------------------------------------------------------------------------------------------------------------------
                             Beneficial Interest   Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                             $         7,629,209   BlackRock Liquidity Series, LLC Cash Sweep Series, 5.22% (b)(d)      7,629,209
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities (Cost - $7,629,209) - 3.3%               7,629,209
---------------------------------------------------------------------------------------------------------------------------------
                             Number of Contracts   Options Purchased
---------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased                     1,323   General Electric Co., expiring January 2008 at USD 35                  929,408
                                           1,200   Semiconductor HOLDRs Trust, expiring November 2007 at USD 37.5
                                                                                                                          229,200
                                           1,488   Yahoo! Inc., expiring January 2008 at USD 35                            46,872
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Purchased
                                                   (Premiums Paid - $1,066,641) - 0.5%                                  1,205,480
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments before Options Written                           238,100,047
                                                   (Cost - $197,429,263) - 102.1%
---------------------------------------------------------------------------------------------------------------------------------
                                                   Options Written
---------------------------------------------------------------------------------------------------------------------------------
Call Options Written                         247   Apple Computer, Inc., expiring January 2008 at USD 150                (410,020)
                                           2,794   General Electric Co., expiring January 2008 at USD 37.5             (1,341,120)
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Options Written
                                                   (Premiums Received - $450,083) - (0.8%)                             (1,751,140)
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments net of Options Written                           236,348,907
                                                   (Cost - $196,979,180*) - 101.3%
                                                                  Liabilities in Excess of Other Assets - (1.3%)       (3,123,197)
                                                                  Net Assets - 100.0%                                ------------
                                                                                                                     $233,225,710
                                                                                                                     ============




* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

       Aggregate cost                        $197,178,342
                                             ============
       Gross unrealized appreciation         $ 43,779,311
       Gross unrealized depreciation           (4,608,746)
                                             ------------
       Net unrealized appreciation           $ 39,170,565
                                             ============

(a)   Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1900, were as follows:

      -------------------------------------------------------------------------------------------
      Affiliate                                                  Net Activity     Interest Income
      -------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series          $  7,617,480        $    174,380
      BlackRock Liquidity Series, LLC Money Market Series        $(11,857,750)       $      8,011
      -------------------------------------------------------------------------------------------

(c) Non-income producing security.

(d) Represents the current yield as of September 30, 2007.

 o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Australia -     Beverages - 0.0%                       17,700   Coca-Cola Amatil Ltd.                                  $    141,355
1.0%            --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.6%                 21,000   BHP Billiton Ltd.                                           830,161
                                                       11,340   Newcrest Mining Ltd.                                        281,752
                                                        6,000   Rio Tinto Ltd.                                              576,175
                                                       16,800   Zinifex Ltd.                                                264,161
                                                                                                                       ------------
                                                                                                                          1,952,249
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                   7,000   Woodside Petroleum Ltd.                                     311,815
                Fuels - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest                         27,000   Great Southern Plantations Ltd.                              55,584
                Products - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Transportation                         44,000   Macquarie Airports Group                                    169,839
                Infrastructure - 0.3%                 120,000   Macquarie Infrastructure Group                              332,224
                                                       49,616   Transurban Group                                            321,396
                                                                                                                       ------------
                                                                                                                            823,459
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Australia                          3,284,462
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.0%  Diversified                             2,400   Telekom Austria AG                                           62,798
                Telecommunication
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Austria                               62,798
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.1%   Commercial Banks - 0.1%                 7,000   Banco Bradesco SA                                           205,035
                                                        1,600   Uniao de Bancos Brasileiros SA (a)                          210,480
                                                                                                                       ------------
                                                                                                                            415,515
                --------------------------------------------------------------------------------------------------------------------
                Construction &                         11,600   Obrascon Huarte Lain Brasil SA                              229,469
                Engineering - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%               8,400   Cia Energetica de Minas Gerais (a)                          179,172
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples                          5,396   Cia Brasileira de Distribuicao Grupo
                Retailing - 0.0%                                Pao de Acucar                                                81,985
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.2%                    9,000   Cosan SA Industria e Comercio                               122,750
                                                       39,000   JBS SA (f)                                                  174,255
                                                       26,000   SLC Agricola SA (f)                                         228,085
                                                                                                                       ------------
                                                                                                                            525,090
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%              13,000   Gafisa SA                                                   219,433
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.3%                 27,500   Companhia Vale do Rio Doce
                                                                (Preference 'A' Shares) (a)                                 782,375
                                                        5,400   Usinas Siderurgicas de Minas Gerais SA (Preference
                                                                'A' Shares)                                                 377,116
                                                                                                                       ------------
                                                                                                                          1,159,491
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                  43,800   Petroleo Brasileiro SA (a)                                3,047,700
                Fuels - 0.9%
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.1%                     26,000   All America Latina Logistica SA                             366,809
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.1%                        16,700   Datasul SA                                                  209,547
                --------------------------------------------------------------------------------------------------------------------
                Water Utilities - 0.1%                 12,200   Companhia de Saneamento de Minas Gerais                     199,673
                --------------------------------------------------------------------------------------------------------------------
                Wireless                               43,500   Vivo Participacoes SA (a)                                   215,760
                Telecommunication
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Brazil                             6,849,644
------------------------------------------------------------------------------------------------------------------------------------
Canada - 1.5%   Auto Components - 0.0%                    100   Magna International, Inc. (Class A)                           9,631
                --------------------------------------------------------------------------------------------------------------------
                Communications Equipment               13,400   Nortel Networks Corp. (f)                                   227,532
                - 0.1%
                --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                Diversified                               300   BCE, Inc.                                              $     12,015
                Telecommunication
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                   16,800   Saskatchewan Wheat Pool (f)                                 195,928
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                          200   Sun Life Financial, Inc.                                     10,490
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.5%                 40,400   Alamos Gold, Inc. (f)                                       255,077
                                                        7,594   Barrick Gold Corp.                                          305,886
                                                       60,950   Kinross Gold Corp. (f)                                      910,589
                                                       60,000   Peak Gold Ltd. (f)                                           42,226
                                                                                                                       ------------
                                                                                                                          1,513,778
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                   2,500   Canadian Natural Resources Ltd.                             189,375
                Fuels - 0.3%                              200   EnCana Corp.                                                 12,370
                                                        6,800   Petro-Canada Inc.                                           390,163
                                                        4,300   Suncor Energy, Inc. (a)                                     407,683
                                                        5,400   Talisman Energy, Inc.                                       106,138
                                                                                                                       ------------
                                                                                                                          1,105,729
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products                 9,900   Sino-Forest Corp. (f)                                       223,749
                - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.4%                     12,000   Canadian Pacific Railway Ltd.                               844,518
                                                        5,300   Canadian Pacific Railway Ltd. (USD)                         372,537
                                                                                                                       ------------
                                                                                                                          1,217,055
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Canada                             4,515,907
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.1%    Commercial Banks - 0.1%                 6,200   Banco Santander Chile SA (a)                                313,534
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%               7,900   Enersis SA (a)                                              140,146
                                                                Total Common Stocks in Chile                                453,680
------------------------------------------------------------------------------------------------------------------------------------
China - 2.1%    Automobiles - 0.0%                    200,000   Denway Motors Ltd.                                          116,030
                --------------------------------------------------------------------------------------------------------------------
                Diversified                             6,700   China Communications Services Corp. Ltd. (f)                  5,275
                Telecommunication
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment                  540,000   Shanghai Electric Group Corp.                               420,950
                - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.2%                  661,100   Chaoda Modern Agriculture Holdings Ltd.                     537,462
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates              292,967   Beijing Enterprises Holdings Ltd.                         1,488,606
                - 0.6%                                345,000   Tianjin Development Holdings Ltd.                           491,725
                                                                                                                       ------------
                                                                                                                          1,980,331
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                        4,033   China Life Insurance Co. Ltd. (a)                           347,725
                                                       33,000   Ping An Insurance Group Co. of China Ltd.                   456,762
                                                                                                                       ------------
                                                                                                                            804,487
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                 378,200   China Shenhua Energy Co. Ltd. Class H                     2,271,968
                Fuels - 0.7%
                --------------------------------------------------------------------------------------------------------------------
                Transportation                         98,300   Hainan Meilan International Airport Co., Ltd.               131,760
                Infrastructure - 0.1%
                                                       88,000   Jiangsu Express                                             113,200
                                                      399,800   Xiamen International Port Co. Ltd.                          147,601
                                                                                                                       ------------
                                                                                                                            392,561
                --------------------------------------------------------------------------------------------------------------------
                Wireless                               28,000   China Mobile Ltd.                                           458,512
                Telecommunication
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in China                              6,987,576
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.1%  Commercial Banks - 0.1%                11,252   Danske Bank A/S                                        $    456,825
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Denmark                              456,825
------------------------------------------------------------------------------------------------------------------------------------
Finland - 0.2%  Electric Utilities - 0.2%              14,624   Fortum Oyj                                                  536,756
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Finland                              536,756
------------------------------------------------------------------------------------------------------------------------------------
France - 1.6%   Aerospace & Defense - 0.1%             12,000   European Aeronautic Defense and Space Co.                   368,920
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.2%                      4,178   Renault SA                                                  605,410
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                 3,724   Societe Generale SA                                         624,906
                --------------------------------------------------------------------------------------------------------------------
                Diversified                            17,500   France Telecom SA                                           586,170
                Telecommunication
                Services - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%               6,541   Electricite de France SA                                    691,604
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.2%                       15,784   AXA SA                                                      706,273
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.2%                        1,773   Vallourec SA                                                510,696
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable
                Fuels - 0.3%                           11,337   Total SA                                                    921,781
                --------------------------------------------------------------------------------------------------------------------
                Software - 0.0%                       182,400   Infogrames Entertainment SA (f)                              49,417
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in France                             5,065,177
------------------------------------------------------------------------------------------------------------------------------------
Germany - 2.1%  Air Freight & Logistics                17,609   Deutsche Post AG                                            512,233
                - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.5%                      9,637   Bayerische Motoren Werke AG                                 621,542
                                                        9,377   DaimlerChrysler AG                                          944,533
                                                                                                                       ------------
                                                                                                                          1,566,075
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.3%                       10,970   Bayer AG                                                    873,170
                --------------------------------------------------------------------------------------------------------------------
                Diversified
                Telecommunication
                Services - 0.2%                        36,268   Deutsche Telekom AG                                         712,648
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%               3,679   E.ON AG                                                     680,202
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates
                - 0.3%                                  6,481   Siemens AG                                                  891,069
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.2%                        3,269   Allianz AG Registered Shares                                763,772
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.2%                  6,005   RWE AG                                                      755,238
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Germany                            6,754,407
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -     Electric Utilities - 0.1%              75,500   Cheung Kong Infrastructure Holdings Ltd.                    283,592
0.7%            --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates
                - 0.2%                                 59,000   Hutchison Whampoa Ltd.                                      631,071
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &               30,000   Cheung Kong Holdings Ltd.                                   494,735
                Development - 0.4%                     33,300   Sun Hung Kai Properties Ltd.                                561,151
                                                       70,000   Wharf Holdings Ltd.                                         343,974
                                                                                                                       ------------
                                                                                                                          1,399,860
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Hong Kong                          2,314,523
------------------------------------------------------------------------------------------------------------------------------------
India - 2.6%    Automobiles - 0.1%                      2,700   Bajaj Auto Ltd.                                             171,998
                                                       14,518   Tata Motors Ltd.                                            283,055
                                                                                                                       ------------
                                                                                                                            455,053
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                 5,600   Karnataka Bank Ltd.                                          31,403
                                                       11,700   State Bank of India Ltd.                                    571,339
                                                                                                                       ------------
                                                                                                                            602,742
                --------------------------------------------------------------------------------------------------------------------
                Construction &
                Engineering - 0.1%                      3,300   Larsen & Toubro Ltd.                                        232,542
                --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                Construction                           82,325   Gujarat Ambuja Cements Ltd.                            $    298,537
                Materials - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Diversified                             3,990   Reliance Capital Ltd.                                       158,569
                Financial
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.1%               5,557   Reliance Energy Ltd.                                        168,115
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.1%                      7,000   Infosys Technologies Ltd.                                   332,499
                --------------------------------------------------------------------------------------------------------------------
                Independent Power                      98,500   Reliance Natural Resources Ltd. (f)                         222,597
                Producers & Energy
                Traders - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.2%                           63,405   Wire and Wireless India Ltd. (f)                             71,763
                                                       57,331   Zee News Ltd. (f)                                            91,433
                                                       57,611   Zee Telefilms Ltd.                                          494,242
                                                                                                                       ------------
                                                                                                                            657,438
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                   5,700   Hindustan Petroleum Corp.                                    38,172
                Fuels - 1.3%                           72,700   Reliance Industries Ltd.                                  4,192,690
                                                                                                                       ------------
                                                                                                                          4,230,862
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceutical - 0.0%                   4,300   Wockhardt Ltd.                                               44,977
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.1%                      7,500   Container Corp. of India                                    396,292
                --------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage                      7,000   Housing Development Finance Corp.                           444,075
                Finance - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Wireless                               29,000   Reliance Communication Ventures Ltd.                        427,022
                Telecommunication
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in India                              8,671,320
------------------------------------------------------------------------------------------------------------------------------------
Ireland -       Commercial Banks - 0.1%                15,248   Allied Irish Banks Plc                                      369,627
0.2%            --------------------------------------------------------------------------------------------------------------------
                Construction                           11,557   CRH Plc                                                     458,958
                Materials - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Ireland                              828,585
------------------------------------------------------------------------------------------------------------------------------------
Israel - 0.3%   Communications                         76,300   ECI Telecom Ltd. (a)(f)                                     759,948
                Equipment - 0.2%
                Pharmaceutical - 0.1%                   5,034   Teva Pharmaceutical Industries Ltd. (a)                     223,862
                Software - 0.0%                         4,906   Ectel Ltd. (a)(f)                                            15,699
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Israel                               999,509
------------------------------------------------------------------------------------------------------------------------------------
Italy - 0.7%    Commercial Banks - 0.4%                83,849   Banca Intesa SpA                                            647,319
                                                       75,159   UniCredito Italiano SpA                                     643,035
                                                                                                                       ------------
                                                                                                                          1,290,354
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                  24,149   Eni SpA                                                     894,969
                Fuels - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Italy                              2,185,323
------------------------------------------------------------------------------------------------------------------------------------
Japan - 5.9%    Auto Components - 0.1%                  9,500   Toyota Industries Corp.                                     409,394
                --------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.4%                      5,400   Honda Motor Co., Ltd.                                       181,465
                                                       35,000   Suzuki Motor Corp.                                        1,035,999
                                                                                                                       ------------
                                                                                                                          1,217,464
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.3%                       24,018   Coca-Cola West Holdings Co., Ltd.                           564,564
                                                        7,000   Hokkaido Coca-Cola Bottling Co., Ltd.                        40,770
                                                       21,600   Kirin Holdings Co., Ltd.                                    285,831
                                                       23,000   Mikuni Coca-Cola Bottling Co., Ltd.                         257,102
                                                                                                                       ------------
                                                                                                                          1,148,267
                --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                Building Products - 0.1%               23,000   Asahi Glass Co., Ltd.                                  $    309,363
                                                        3,300   Daikin Industries Ltd.                                      158,873
                                                                                                                       ------------
                                                                                                                            468,236
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.5%                       65,000   Mitsubishi Rayon Co., Ltd.                                  460,628
                                                        9,300   Shin-Etsu Chemical Co., Ltd.                                642,859
                                                       68,000   Sumitomo Chemical Co., Ltd.                                 583,119
                                                       16,000   Ube Industries Ltd.                                          56,693
                                                                                                                       ------------
                                                                                                                          1,743,299
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                11,833   The Bank of Yokohama Ltd.                                    81,692
                                                       40,497   Fukuoka Financial Group, Inc.                               237,274
                                                       36,900   Shinsei Bank Ltd.                                           116,291
                                                           30   Sumitomo Mitsui Financial Group, Inc.                       233,753
                                                                                                                       ------------
                                                                                                                            669,010
                --------------------------------------------------------------------------------------------------------------------
                Construction &                         17,500   JGC Corp.                                                   337,461
                Engineering - 0.3%                     20,000   Kinden Corp.                                                182,823
                                                       69,200   Okumura Corp.                                               352,431
                                                       29,400   Toda Corp.                                                  155,107
                                                                                                                       ------------
                                                                                                                          1,027,822
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.1%                 8,100   Credit Saison Co., Ltd.                                     208,732
                --------------------------------------------------------------------------------------------------------------------
                Diversified                               860   NCB Holdings Ltd.                                            38,700
                Financial Services -                   48,800   RHJ International (f)                                       887,222
                0.4%                                   18,600   RHJ International (a)(e)(f)                                 338,162
                                                                                                                       ------------
                                                                                                                          1,264,084
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment                    6,500   Murata Manufacturing Co., Ltd.                              468,550
                & Instruments - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples                          4,500   Ministop Co., Ltd.                                           80,312
                Retailing - 0.2%                       18,600   Seven & I Holdings Co. Ltd.                                 478,501
                                                                                                                       ------------
                                                                                                                            558,813
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                    7,600   Ajinomoto Co., Inc.                                          95,277
                                                        6,000   House Foods Corp.                                           104,732
                                                                                                                       ------------
                                                                                                                            200,009
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.2%                  110,000   Tokyo Gas Co., Ltd.                                         512,341
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.1%               3,800   Rinnai Corp.                                                113,472
                                                       22,000   Sekisui House Ltd.                                          276,951
                                                                                                                       ------------
                                                                                                                            390,423
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 1.2%                      110,000   Aioi Insurance Co., Ltd.                                    639,707
                                                       35,000   Millea Holdings, Inc.                                     1,407,740

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                      100,000   Mitsui Sumitomo Insurance Co., Ltd.                    $  1,174,422
                                                       94,800   Nipponkoa Insurance Co., Ltd.                               824,491
                                                                                                                       ------------
                                                                                                                          4,046,360
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.1%                       34,500   Kubota Corp.                                                284,134
                                                          900   Tadano Ltd.                                                  12,090
                                                                                                                       ------------
                                                                                                                            296,224
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.1%                           23,700   Toho Co., Ltd.                                              468,367
                --------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.2%              12,450   Canon, Inc.                                                 679,593
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceutical  - 0.4%                 21,000   Mitsubishi Tanabe Pharma Corp.                              265,094
                                                       16,000   Takeda Pharmaceutical Co., Ltd.                           1,125,495
                                                                                                                       ------------
                                                                                                                          1,390,589
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                  105   Marco Polo Investment Holdings Ltd.                          52,500
                Development - 0.2%                        240   NTT Urban Development Co.                                   497,279
                                                                                                                       ------------
                                                                                                                            549,779
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 0.1%                         55   East Japan Railway Co.                                      433,814
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%                   400   Shimachu Co., Ltd.                                           10,586
                --------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel &                     5,500   Asics Corp.                                                  85,135
                Luxury Goods - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                             75   Japan Tobacco, Inc.                                         412,005
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies                      25,000   Mitsubishi Corp.                                            792,234
                & Distributors - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Wireless                                  530   NTT DoCoMo, Inc.                                            756,714
                Telecommunication
                Services - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Japan                             20,207,844
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg -    Metals & Mining - 0.2%                  8,848   ArcelorMittal                                               698,842
0.2%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Luxembourg                           698,842
------------------------------------------------------------------------------------------------------------------------------------
Malaysia -      Diversified                            55,000   Telekom Malaysia Bhd                                        156,566
0.5%            Telecommunication
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%             193,487   Tenaga Nasional Bhd                                         536,596
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.2%                  369,895   IOI Corp. Bhd                                               656,747
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.1%                         16,500   British American Tobacco Malaysia Bhd                       199,743
                --------------------------------------------------------------------------------------------------------------------
                Transportation                         76,400   PLUS Expressways Bhd                                         71,299
                Infrastructure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Malaysia                           1,620,951
------------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.3%   Beverages - 0.1%                       10,200   Fomento Economico Mexicano, SA de CV (a)                    381,480
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%               8,800   Urbi, Desarrollos Urbanos, SA de CV (f)                      31,620
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.2%                           23,700   Grupo Televisa, SA (a)                                      572,829
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Mexico                               985,929
------------------------------------------------------------------------------------------------------------------------------------
New Zealand     Diversified                            40,889   Telecom Corp. of New Zealand Ltd.                           138,506
- 0.0%          Telecommunication
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.0%              22,700   Contact Energy Ltd.                                         158,087
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in New Zealand                          296,593
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.2%   Diversified                             6,700   Telenor ASA                                                 134,217
                Telecommunication
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                  23,993   Statoilhydro ASA                                            817,754
                Fuels - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Norway                               951,971
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Singapore       Commercial Banks - 0.1%                54,400   Oversea-Chinese Banking Corp.                          $    325,924
- 1.4%          --------------------------------------------------------------------------------------------------------------------
                Diversified                           401,200   Singapore Telecommunications Ltd.                         1,085,711
                Telecommunication
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &               126,500   Parkway Holdings Ltd.                                       361,064
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates              117,500   Fraser and Neave Ltd.                                       450,858
                - 0.5%                                110,000   Keppel Corp. Ltd.                                         1,066,308
                                                                                                                       ------------
                                                                                                                          1,517,166
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Investment                  7,875   Parkway Life Real Estate Investment Trust (f)                 6,733
                Trusts (REITs) - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &               99,200   CapitaLand Ltd.                                             544,248
                Development - 0.3%                     47,700   Keppel Land Ltd.                                            266,516
                                                                                                                       ------------
                                                                                                                            810,764
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                    77,050   Noble Group Ltd.                                            112,554
                Distributors - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Wireless                              194,400   MobileOne Ltd.                                              268,273
                Telecommunication
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Singapore                          4,488,189
------------------------------------------------------------------------------------------------------------------------------------
South Africa    Metals & Mining - 0.1%                 10,600   Gold Fields Ltd. (a)                                        191,754
- 0.1%          --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                   2,900   Sasol Ltd.                                                  124,599
                Fuels - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in South Africa                         316,353
------------------------------------------------------------------------------------------------------------------------------------
South Korea     Chemicals - 0.2%                        9,900   Samsung Fine Chemicals Co., Ltd.                            662,019
- 2.6%          --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%                 6,100   Daegu Bank                                                  112,975
                                                        3,300   Hana Financial Group, Inc.                                  155,589
                                                        4,000   Kookmin Bank                                                333,042
                                                        6,700   Pusan Bank                                                  122,989
                                                                                                                       ------------
                                                                                                                            724,595
                --------------------------------------------------------------------------------------------------------------------
                Diversified                            33,600   KT Corp. (a)                                                841,680
                Telecommunication
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%              11,600   Korea Electric Power Corp.                                  543,750
                --------------------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.2%             6,400   LS Cable Ltd.                                               797,203
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                  9,000   Fine DNC Co., Ltd.                                           44,498
                Instruments - 0.0%                      8,100   Interflex Co., Ltd.                                          42,040
                                                                                                                       ------------
                                                                                                                             86,538
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.2%                    1,443   CJ Cheil Jedang Corp. (f)                                   362,642
                                                        2,457   CJ Corp.                                                    189,268
                                                          400   Nong Shim Co., Ltd.                                          98,558
                                                                                                                       ------------
                                                                                                                            650,468
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                  37,132   Paradise Co. Ltd.                                           190,285
                Leisure - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                        6,300   Dongbu Insurance Co., Ltd.                                  264,336
                                                       21,500   Korean Reinsurance Co.                                      304,223
                                                       30,451   Meritz Fire & Marine Insurance Co. Ltd.                     332,392
                                                                                                                       ------------
                                                                                                                            900,951
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.5%                  9,900   POSCO (a)                                                 1,769,823
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                 3,500   Lotte Shopping Co. (a)(e)                                    74,578

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel &                     3,000   Cheil Industries, Inc.                                 $    200,612
                Luxury Goods - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.2%                          8,800   KT&G Corp.                                                  687,500
                --------------------------------------------------------------------------------------------------------------------
                Wireless                                1,300   SK Telecom Co., Ltd.                                        298,295
                Telecommunication
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in South Korea                        8,428,297
------------------------------------------------------------------------------------------------------------------------------------
Spain - 0.2%    Commercial Banks - 0.2%                39,307   Banco Santander SA                                          763,956
                --------------------------------------------------------------------------------------------------------------------
                Transportation                          8,925   Cintra Concesiones de Infraestructuras
                Infrastructure - 0.0%                           de Transporte SA                                            135,919
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Spain                                899,875
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.2%   Diversified Financial                  24,831   Investor AB                                                 637,720
                Services - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Sweden                               637,720
------------------------------------------------------------------------------------------------------------------------------------
Switzerland     Capital Markets - 0.4%                  9,824   Credit Suisse Group                                         652,261
- 1.3%                                                 12,194   UBS AG                                                      655,653
                                                                                                                       ------------
                                                                                                                          1,307,914
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.5%                    3,822   Nestle SA Registered Shares                               1,716,904
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                        4,223   Swiss Reinsurance Co. Registered Shares                     376,144
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.3%                 16,175   Novartis AG Registered Shares                               892,629
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Switzerland                        4,293,591
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.8%   Commercial Banks - 0.1%               149,300   Chinatrust Financial Holding Co. (f)                        109,567
                                                       68,730   SinoPac Financial Holdings Co., Ltd.                         32,012
                                                       72,908   Taishin Financial Holdings Co., Ltd. (f)                     36,862
                                                                                                                       ------------
                                                                                                                            178,441
                --------------------------------------------------------------------------------------------------------------------
                Construction Materials                464,044   Taiwan Cement Corp.                                         759,306
                - 0.2%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                 103,000   Fubon Financial Holding Co. Ltd.                             87,898
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Diversified                            78,342   Chunghwa Telecom Co. Ltd.                                   146,434
                Telecommunication                      39,897   Chunghwa Telecom Co. Ltd. (a)                               737,297
                Services - 0.3%                                                                                        ------------
                                                                                                                            883,731
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                126,698   Delta Electronics, Inc.                                     491,108
                Instruments - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.1%                       90,413   Cathay Financial Holding Co., Ltd.                          213,877
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Taiwan                             2,614,361
------------------------------------------------------------------------------------------------------------------------------------
Thailand        Commercial Banks - 0.1%               193,100   Siam Commercial Bank PCL                                    445,074
- 0.6%          --------------------------------------------------------------------------------------------------------------------
                Construction Materials                 33,700   Siam Cement PCL Foreign Shares                              255,638
                - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                171,000   Hana Microelectronics PCL                                   122,731
                Instruments - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.0%                   87,000   Thai Union Frozen Products PCL Foreign Shares                61,427
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                 108,000   PTT Exploration & Production PCL                            428,534
                Fuels - 0.3%                           60,000   PTT PCL                                                     588,184
                                                                                                                       ------------
                                                                                                                          1,016,718
                --------------------------------------------------------------------------------------------------------------------
                Transportation                         34,700   Airports of Thailand PCL                                     62,769
                Infrastructure - 0.1%                  99,000   Bangkok Expressway PCL Foreign Shares                        71,921
                                                                                                                       ------------
                                                                                                                            134,690
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Thailand                           2,036,278
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Aerospace & Defense - 0.2%             65,337   BAE Systems Plc                                        $    659,706
- 3.3%
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.1%                        5,200   Diageo Plc (a)                                              456,196
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.3%                29,740   Barclays Plc                                                362,349
                                                       38,199   HBOS Plc                                                    714,727
                                                                                                                       ------------
                                                                                                                          1,077,076
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                 120,714   Guinness Peat Group Plc                                     179,295
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.4%                   12,300   Cadbury Schweppes Plc (a)                                   572,196
                                                       16,300   Premier Foods Plc                                            74,370
                                                       24,402   Unilever Plc                                                771,362
                                                                                                                       ------------
                                                                                                                          1,417,928
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.3%                       26,530   Aviva Plc                                                   399,502
                                                       36,530   Prudential Plc                                              561,672
                                                                                                                       ------------
                                                                                                                            961,174
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.3%                 12,314   Anglo American Plc                                          828,643
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                   1,300   Royal Dutch Shell Plc (a)                                   106,834
                Fuels - 0.4%                           30,140   Royal Dutch Shell Plc Class B                             1,240,725
                                                                                                                       ------------
                                                                                                                          1,347,559
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 0.3%                 30,629   GlaxoSmithKline Plc                                         812,788
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.1%                47,711   Kesa Electricals Plc                                        268,689
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.2%                         18,264   British American Tobacco Plc                                654,688
                --------------------------------------------------------------------------------------------------------------------
                Wireless                              451,663   Vodafone Group Plc                                        1,631,036
                Telecommunication                      13,022   Vodafone Group Plc (a)                                      472,699
                Services - 0.6%                                                                                        ------------
                                                                                                                          2,103,735
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the United Kingdom                10,767,477
------------------------------------------------------------------------------------------------------------------------------------
United States   Aerospace & Defense - 0.1%                100   Boeing Co.                                                   10,499
- 23.3%                                                 1,800   General Dynamics Corp.                                      152,046
                                                          200   Honeywell International, Inc.                                11,894
                                                          100   L-3 Communications Holdings, Inc.                            10,214
                                                          100   Lockheed Martin Corp.                                        10,849
                                                          100   Northrop Grumman Corp.                                        7,800
                                                          200   Raytheon Co.                                                 12,764
                                                        5,100   Spirit Aerosystems Holdings, Inc. Class A (f)               198,594
                                                                                                                       ------------
                                                                                                                            414,660
                --------------------------------------------------------------------------------------------------------------------
                Air Freight &                             800   FedEx Corp.                                                  83,800
                Logistics - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Airlines - 0.0%                           200   Continental Airlines, Inc. Class B (f)                        6,606
                --------------------------------------------------------------------------------------------------------------------
                Auto Components - 0.0%                    100   Johnson Controls, Inc.                                       11,811
                                                           66   Wabco Holdings, Inc.                                          3,085
                                                                                                                       ------------
                                                                                                                             14,896
                --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                Automobiles - 0.0%                      4,300   General Motors Corp.                                   $    157,810
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.2%                        8,400   The Coca-Cola Co.                                           482,748
                                                        6,100   Constellation Brands, Inc. Class A (f)                      147,681
                                                          400   Pepsi Bottling Group, Inc.                                   14,868
                                                        2,900   PepsiAmericas, Inc.                                          94,076
                                                                                                                       ------------
                                                                                                                            739,373
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.0%                    7,300   Senomyx, Inc. (f)                                            89,425
                --------------------------------------------------------------------------------------------------------------------
                Capital Markets - 0.6%                    200   Ameriprise Financial, Inc.                                   12,622
                                                       18,313   The Bank of New York Mellon Corp.                           808,336
                                                          100   The Goldman Sachs Group, Inc.                                21,674
                                                          100   Morgan Stanley                                                6,300
                                                       10,600   Northern Trust Corp.                                        702,462
                                                        6,200   State Street Corp.                                          422,592
                                                                                                                       ------------
                                                                                                                          1,973,986
                --------------------------------------------------------------------------------------------------------------------
                Chemicals - 0.1%                          300   Albemarle Corp.                                              13,260
                                                          400   Celanese Corp. Series A                                      15,592
                                                        3,850   E.I. du Pont de Nemours & Co.                               190,806
                                                          200   Lubrizol Corp.                                               13,012
                                                                                                                       ------------
                                                                                                                            232,670
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.1%                 1,100   Wachovia Corp.                                               55,165
                                                        4,400   Wells Fargo & Co.                                           156,728
                                                                                                                       ------------
                                                                                                                            211,893
                --------------------------------------------------------------------------------------------------------------------
                Commercial Services &                     100   Manpower, Inc.                                                6,435
                Supplies - 0.0%                           400   Republic Services, Inc. Class A                              13,084
                                                                                                                       ------------
                                                                                                                             19,519
                --------------------------------------------------------------------------------------------------------------------
                Communications                        118,100   3Com Corp. (f)                                              583,414
                Equipment - 1.5%                          700   Avaya, Inc. (f)                                              11,872
                                                       21,900   Ciena Corp. (f)                                             833,952
                                                       42,100   Cisco Systems, Inc. (f)                                   1,393,931
                                                       44,600   Comverse Technology, Inc. (f)                               883,080
                                                       14,300   Extreme Networks, Inc. (f)                                   54,912
                                                        4,737   JDS Uniphase Corp. (f)                                       70,865
                                                       25,100   Motorola, Inc.                                              465,103
                                                       16,500   QUALCOMM, Inc.                                              697,290
                                                                                                                       ------------
                                                        5,100   Tellabs, Inc. (f)                                            48,552
                                                                                                                          5,042,971
                --------------------------------------------------------------------------------------------------------------------
                Computers & Peripherals                10,800   Apple Computer, Inc. (f)                                  1,658,232
                - 1.2%                                  8,971   Hewlett-Packard Co.                                         446,666
                                                       12,600   International Business Machines Corp.                     1,484,280

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                          200   Lexmark International, Inc. Class A (f)                $      8,306
                                                          200   NCR Corp. (f)                                                 9,960
                                                       61,150   Sun Microsystems, Inc. (f)                                  343,051
                                                          500   Western Digital Corp. (f)                                    12,660
                                                                                                                       ------------
                                                                                                                          3,963,155
                --------------------------------------------------------------------------------------------------------------------
                Construction &                         10,606   Foster Wheeler Ltd. (f)                                   1,392,356
                Engineering - 0.5%                      4,526   KBR, Inc. (f)                                               175,473
                                                                                                                       ------------
                                                                                                                          1,567,829
                --------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 0.0%                    50   Discover Financial Services, Inc.                             1,040
                                                        2,600   SLM Corp.                                                   129,142
                                                                                                                       ------------
                                                                                                                            130,182
                --------------------------------------------------------------------------------------------------------------------
                Containers &                           10,600   Crown Holdings, Inc. (f)                                    241,256
                Packaging - 0.1%                        9,800   Smurfit-Stone Container Corp. (f)                           114,464
                                                                                                                       ------------
                                                                                                                            355,720
                --------------------------------------------------------------------------------------------------------------------
                Distributors - 0.0%                       300   Genuine Parts Co.                                            15,000
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial                   8,100   Bank of America Corp.                                       407,187
                Services - 0.7%                           200   CIT Group, Inc.                                               8,040
                                                       39,600   Citigroup, Inc.                                           1,848,132
                                                        3,400   JPMorgan Chase & Co.                                        155,788
                                                                                                                       ------------
                                                                                                                          2,419,147
                --------------------------------------------------------------------------------------------------------------------
                Diversified                            19,122   AT&T Inc.                                                   809,052
                Telecommunication                         200   CenturyTel, Inc.                                              9,244
                Services - 0.7%                         1,212   Embarq Corp.                                                 67,387
                                                        1,100   Qwest Communications International Inc. (f)                  10,076
                                                       27,000   Verizon Communications, Inc.                              1,195,560
                                                        5,571   Windstream Corp.                                             78,662
                                                                                                                       ------------
                                                                                                                          2,169,981
                --------------------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.4%                 700   Duke Energy Corp.                                            13,083
                                                          200   Edison International                                         11,090
                                                        6,300   Exelon Corp.                                                474,768
                                                        9,800   Mirant Corp. (f)                                            398,664
                                                       10,700   PPL Corp.                                                   495,410
                                                                                                                       ------------
                                                                                                                          1,393,015
                --------------------------------------------------------------------------------------------------------------------
                Electronic Equipment &                    300   Avnet, Inc. (f)                                              11,958
                Instruments - 0.1%                      6,008   Tyco Electronics Ltd.                                       212,863
                                                                                                                       ------------
                                                                                                                            224,821
                --------------------------------------------------------------------------------------------------------------------
                Energy Equipment &                      1,700   Baker Hughes, Inc.                                          153,629
                Services - 1.4%                        11,700   Complete Production Services, Inc. (f)                      239,616
                                                        4,000   ENSCO International, Inc.                                   224,400

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                        6,914   GlobalSantaFe Corp.                                    $    525,602
                                                       11,900   Grant Prideco, Inc. (f)                                     648,788
                                                        8,554   Halliburton Co.                                             328,474
                                                        7,300   Key Energy Services, Inc. (f)                               124,100
                                                        2,700   National Oilwell Varco, Inc. (f)                            390,150
                                                        4,000   Noble Corp.                                                 196,200
                                                        7,450   Schlumberger Ltd.                                           782,250
                                                        7,300   Smith International, Inc.                                   521,220
                                                        2,050   Transocean, Inc. (f)                                        231,753
                                                        3,200   Weatherford International Ltd. (f)                          214,976
                                                                                                                       ------------
                                                                                                                          4,581,158
                --------------------------------------------------------------------------------------------------------------------
                Food & Staples                          6,234   CVS/Caremark Corp.                                          247,053
                Retailing - 0.2%                          400   The Kroger Co.                                               11,408
                                                        3,172   SUPERVALU INC.                                              123,740
                                                          300   Safeway, Inc.                                                 9,933
                                                        2,900   Wal-Mart Stores, Inc.                                       126,585
                                                                                                                       ------------
                                                                                                                            518,719
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.2%                    8,200   ConAgra Foods, Inc.                                         214,266
                                                          200   General Mills, Inc.                                          11,602
                                                          200   H.J. Heinz Co.                                                9,240
                                                       12,098   Kraft Foods, Inc.                                           417,502
                                                        6,100   Sara Lee Corp.                                              101,809
                                                          400   Tyson Foods, Inc. Class A                                     7,140
                                                                                                                       ------------
                                                                                                                            761,559
                --------------------------------------------------------------------------------------------------------------------
                Gas Utilities - 0.0%                      200   Oneok, Inc.                                                   9,480
                --------------------------------------------------------------------------------------------------------------------
                Health Care Equipment                   1,400   Bausch & Lomb, Inc.                                          89,600
                & Supplies - 0.2%                       3,100   Baxter International, Inc.                                  174,468
                                                       12,700   Boston Scientific Corp. (f)                                 177,165
                                                        6,008   Covidien Ltd.                                               249,332
                                                                                                                       ------------
                                                                                                                            690,565
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers                   5,600   Aetna, Inc.                                                 303,912
                & Services - 0.8%                       3,200   AmerisourceBergen Corp.                                     145,056
                                                          200   Cigna Corp.                                                  10,658
                                                          200   Coventry Health Care, Inc. (f)                               12,442
                                                        1,600   DaVita, Inc. (f)                                            101,088
                                                          200   Express Scripts, Inc. (f)                                    11,164
                                                          200   Health Net, Inc. (f)                                         10,810
                                                        5,120   HealthSouth Corp. (f)                                        89,651
                                                        2,300   Humana, Inc. (f)                                            160,724

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                        4,300   Manor Care, Inc.                                       $    276,920
                                                        3,100   McKesson Corp.                                              182,249
                                                        3,100   Medco Health Solutions, Inc. (f)                            280,209
                                                          266   PharMerica Corp. (f)                                          3,969
                                                          400   Sierra Health Services, Inc. (f)                             16,876
                                                       11,800   UnitedHealth Group, Inc.                                    571,474
                                                        5,500   WellPoint, Inc. (f)                                         434,060
                                                                                                                       ------------
                                                                                                                          2,611,262
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                  10,400   McDonald's Corp.                                            566,488
                Leisure - 0.4%                         19,400   Panera Bread Co. Class A (f)                                791,520
                                                                                                                       ------------
                                                                                                                          1,358,008
                --------------------------------------------------------------------------------------------------------------------
                Household Durables - 0.0%                 100   Black & Decker Corp.                                          8,330
                                                          200   Mohawk Industries, Inc. (f)                                  16,260
                                                          100   Whirlpool Corp.                                               8,910
                                                                                                                       ------------
                                                                                                                             33,500
                --------------------------------------------------------------------------------------------------------------------
                Household Products - 0.1%                 100   Energizer Holdings, Inc. (f)                                 11,085
                                                        3,200   The Procter & Gamble Co.                                    225,088
                                                                                                                       ------------
                                                                                                                            236,173
                --------------------------------------------------------------------------------------------------------------------
                IT Services - 0.0%                        300   Accenture Ltd. Class A                                       12,075
                                                          200   Computer Sciences Corp. (f)                                  11,180
                                                          200   DST Systems, Inc. (f)                                        17,162
                                                          400   Electronic Data Systems Corp.                                 8,736
                                                          400   Total System Services, Inc.                                  11,112
                                                                                                                       ------------
                                                                                                                             60,265
                --------------------------------------------------------------------------------------------------------------------
                Independent Power                       9,800   The AES Corp. (f)                                           196,392
                Producers & Energy                        100   Constellation Energy Group, Inc.                              8,579
                Traders - 0.1%                         16,832   Dynegy, Inc. Class A (f)                                    155,528
                                                        1,700   NRG Energy, Inc. (f)                                         71,893
                                                                                                                       ------------
                                                                                                                            432,392
                --------------------------------------------------------------------------------------------------------------------
                Industrial Conglomerates               97,100   General Electric Co.                                      4,019,940
                - 1.3%                                  6,008   Tyco International Ltd.                                     266,395
                                                                                                                       ------------
                                                                                                                          4,286,335
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 2.2%                       11,900   ACE Ltd.                                                    720,783
                                                        4,600   The Allstate Corp.                                          263,074
                                                       32,800   American International Group, Inc.                        2,218,920
                                                        3,900   Assurant, Inc.                                              208,650
                                                          300   Axis Capital Holdings Ltd.                                   11,673
                                                          300   CNA Financial Corp.                                          11,796
                                                          200   Chubb Corp.                                                  10,728

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                        2,100   Darwin Professional Underwriters, Inc. (f)             $     45,360
                                                       14,000   Endurance Specialty Holdings Ltd.                           581,700
                                                          600   Everest Re Group Ltd.                                        66,144
                                                        4,700   Fidelity National Title Group, Inc. Class A                  82,156
                                                          300   Genworth Financial, Inc. Class A                              9,219
                                                        3,300   Hartford Financial Services Group, Inc.                     305,415
                                                        7,700   IPC Holdings, Ltd.                                          222,145
                                                          200   Lincoln National Corp.                                       13,194
                                                          300   Loews Corp.                                                  14,505
                                                        4,200   Marsh & McLennan Cos., Inc.                                 107,100
                                                        6,000   Platinum Underwriters Holdings Ltd.                         215,760
                                                        2,000   Prudential Financial, Inc.                                  195,160
                                                        3,900   RenaissanceRe Holdings Ltd.                                 255,099
                                                       11,722   The Travelers Cos., Inc.                                    590,085
                                                       15,018   XL Capital Ltd. Class A                                   1,189,426
                                                                                                                       ------------
                                                                                                                          7,338,092
                --------------------------------------------------------------------------------------------------------------------
                Internet & Catalog                        600   Expedia, Inc. (f)                                            19,128
                Retail - 0.0%                             829   Liberty Media Holding Corp. - Interactive (f)                15,925
                                                                                                                       ------------
                                                                                                                             35,053
                --------------------------------------------------------------------------------------------------------------------
                Internet Software &                     9,400   eBay, Inc. (f)                                              366,788
                Services - 0.4%                         1,850   Google, Inc. Class A (f)                                  1,049,450
                                                                                                                       ------------
                                                                                                                          1,416,238
                --------------------------------------------------------------------------------------------------------------------
                Leisure Equipment &                       400   Hasbro, Inc.                                                 11,152
                Products - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Life Sciences Tools &                   2,000   Thermo Fisher Scientific, Inc. (f)                          115,440
                Services - 0.1%                         4,250   Waters Corp. (f)                                            284,410
                                                                                                                       ------------
                                                                                                                            399,850
                --------------------------------------------------------------------------------------------------------------------
                Machinery - 0.0%                          100   Deere & Co.                                                  14,842
                                                          100   Eaton Corp.                                                   9,904
                                                          200   ITT Corp.                                                    13,586
                                                          100   Parker Hannifin Corp.                                        11,183
                                                          200   SPX Corp.                                                    18,512
                                                          200   Terex Corp. (f)                                              17,804
                                                                                                                       ------------
                                                                                                                             85,831
                --------------------------------------------------------------------------------------------------------------------
                Marine - 0.1%                          11,900   American Commercial Lines, Inc. (f)                         282,387
                --------------------------------------------------------------------------------------------------------------------
                Media - 0.5%                              400   CBS Corp. Class B                                            12,600
                                                       49,717   Comcast Corp. Class A (f)                                 1,202,157
                                                        1,080   Discovery Holding Co. (f)                                    31,158
                                                        1,384   Idearc, Inc.                                                 43,554
                                                            4   Liberty Media Holding Corp. - Capital (f)                       499

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                                                        8,800   Time Warner, Inc.                                      $    161,568
                                                        3,727   Viacom, Inc. Class B (f)                                    145,241
                                                        7,632   Virgin Media, Inc.                                          185,229
                                                                                                                       ------------
                                                                                                                          1,782,006
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.7%                 11,200   Alcoa, Inc.                                                 438,144
                                                        3,000   Freeport-McMoRan Copper & Gold, Inc.                        314,670
                                                                Class B
                                                       32,100   Newmont Mining Corp.                                      1,435,833
                                                          100   United States Steel Corp.                                    10,594
                                                                                                                       ------------
                                                                                                                          2,199,241
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.0%                  8,500   CMS Energy Corp.                                            142,970
                                                          600   CenterPoint Energy, Inc.                                      9,618
                                                          200   Sempra Energy                                                11,624
                                                                                                                       ------------
                                                                                                                            164,212
                --------------------------------------------------------------------------------------------------------------------
                Multiline Retail - 0.0%                   500   Big Lots, Inc. (f)                                           14,920
                                                          300   Family Dollar Stores, Inc.                                    7,968
                                                          100   Sears Holdings Corp. (f)                                     12,720
                                                                                                                       ------------
                                                                                                                             35,608
                --------------------------------------------------------------------------------------------------------------------
                Office Electronics - 0.0%                 600   Xerox Corp. (f)                                              10,404
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable Fuels             3,900   Anadarko Petroleum Corp.                                    209,625
                - 2.9%                                  2,400   Apache Corp.                                                216,144
                                                        9,926   Chevron Corp.                                               928,875
                                                        8,150   ConocoPhillips                                              715,326
                                                       18,300   Consol Energy, Inc.                                         852,780
                                                        6,474   Devon Energy Corp.                                          538,637
                                                       98,100   El Paso Corp.                                             1,664,757
                                                       22,743   Exxon Mobil Corp.                                         2,105,092
                                                        7,500   Foundation Coal Holdings, Inc.                              294,000
                                                        3,600   Hess Corp.                                                  239,508
                                                        5,800   Marathon Oil Corp.                                          330,716
                                                        4,000   Murphy Oil Corp.                                            279,560
                                                          200   Noble Energy, Inc.                                           14,008
                                                        6,300   Occidental Petroleum Corp.                                  403,704
                                                       11,600   Peabody Energy Corp.                                        555,292
                                                        9,600   Rosetta Resources, Inc. (e)(f)                              176,064
                                                        3,150   Stone Energy Corp. (f)                                      126,031
                                                          200   Sunoco, Inc.                                                 14,156
                                                          200   Tesoro Corp.                                                  9,204
                                                          200   Valero Energy Corp.                                          13,436
                                                                                                                       ------------
                                                                                                                          9,686,915
                --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products                 7,700   International Paper Co.                                $    276,199
                - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Personal Products - 0.1%                5,200   Avon Products, Inc.                                         195,156
                --------------------------------------------------------------------------------------------------------------------
                Pharmaceuticals - 1.6%                  4,700   Abbott Laboratories                                         252,014
                                                       17,100   Bristol-Myers Squibb Co.                                    492,822
                                                        6,200   Eli Lilly & Co.                                             352,966
                                                       18,100   Johnson & Johnson                                         1,189,170
                                                       11,900   Merck & Co., Inc.                                           615,111
                                                       58,250   Pfizer, Inc.                                              1,423,047
                                                       13,100   Schering-Plough Corp.                                       414,353
                                                       11,400   Valeant Pharmaceuticals International                       176,472
                                                        7,800   Wyeth                                                       347,490
                                                                                                                       ------------
                                                                                                                          5,263,445
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Investment                  2,317   Ventas, Inc.                                                 95,924
                Trusts (REITs) - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                8,300   The St. Joe Co.                                             278,963
                Development - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Road & Rail - 1.1%                     11,600   Burlington Northern Santa Fe Corp.                          941,572
                                                          300   CSX Corp.                                                    12,819
                                                        6,300   Norfolk Southern Corp.                                      327,033
                                                       20,100   Union Pacific Corp.                                       2,272,506
                                                                                                                       ------------
                                                                                                                          3,553,930
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors &
                Semiconductor                          11,900   Applied Materials, Inc.                                     246,330
                Equipment - 0.2%                       12,300   Genesis Microchip, Inc. (f)                                  96,432
                                                       13,400   Intel Corp.                                                 346,524
                                                          400   Intersil Corp. Class A                                       13,372
                                                        3,857   LSI Logic Corp. (f)                                          28,619
                                                          400   Novellus Systems, Inc. (f)                                   10,904
                                                                                                                       ------------
                                                                                                                            742,181
                --------------------------------------------------------------------------------------------------------------------
                Software - 1.3%                           300   BMC Software, Inc. (f)                                        9,369
                                                       37,935   CA, Inc.                                                    975,688
                                                          500   Cadence Design Systems, Inc. (f)                             11,095
                                                          300   McAfee, Inc. (f)                                             10,461
                                                       96,200   Microsoft Corp.                                           2,834,052
                                                        8,900   Novell, Inc. (f)                                             67,996
                                                          500   Synopsys, Inc. (f)                                           13,540
                                                       35,700   TIBCO Software, Inc. (f)                                    263,823
                                                                                                                       ------------
                                                                                                                          4,186,024
                --------------------------------------------------------------------------------------------------------------------
                Specialty Retail - 0.0%                   100   AutoZone, Inc. (f)                                           11,614
                                                          200   The Sherwin-Williams Co.                                     13,142
                                                                                                                       ------------
                                                                                                                             24,756
                --------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country         Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
                Textiles, Apparel &                       762   Hanesbrands, Inc. (f)                                  $     21,382
                Luxury Goods - 0.0%                    30,700   Unifi, Inc. (f)                                              84,425
                                                                                                                       ------------
                                                                                                                            105,807
                --------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance              2,400   Fremont General Corp.                                         9,360
                - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Tobacco - 0.2%                          6,500   Altria Group, Inc.                                          451,945
                                                          200   Loews Corp. - Carolina Group                                 16,446
                                                          200   UST, Inc.                                                     9,920
                                                                                                                       ------------
                                                                                                                            478,311
                --------------------------------------------------------------------------------------------------------------------
                Trading Companies &                       200   W.W. Grainger, Inc.                                          18,238
                Distributors - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Transportation                         22,900   Macquarie Infrastructure Co. LLC                            883,711
                Infrastructure - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Wireless                                5,400   Alltel Corp.                                                376,272
                Telecommunication                      43,250   Sprint Nextel Corp.                                         821,750
                Services - 0.4%                           200   Telephone & Data Systems, Inc.                               13,350
                                                                                                                       ------------
                                                                                                                          1,211,372
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the United States                 77,576,241
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $126,459,248) - 56.2%                           186,787,004
------------------------------------------------------------------------------------------------------------------------------------
                                                                Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
United States - Insurance - 0.1%                        1,500   IPC Holdings, Ltd., 7.25% (k)                                40,125
0.5%                                                    8,100   Metlife, Inc. Series B, 6.375% (k)                          277,830
                                                                                                                       ------------
                                                                                                                            317,955
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                     190   El Paso Corp., 4.99% (e)(k)                                 268,161
                Fuels - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage                          9   Fannie Mae Series 2004-1, 5.375% (k)                        880,217
                Finance - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Preferred Stocks  (Cost - $1,327,125) - 0.5%        1,466,333
------------------------------------------------------------------------------------------------------------------------------------
                                                                Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                       26,400   Consumer Staples Select Sector SPDR Fund                    737,880
                                                       26,500   Health Care Select Sector SPDR Fund                         938,100
                                                       12,900   iShares Dow Jones US Telecommunications Sector
                                                                Index Fund                                                  436,665
                                                        1,000   iShares Dow Jones US Utilities Sector Index Fund             96,970
                                                        5,500   iShares Silver Trust (f)                                    752,235
                                                       77,100   streetTRACKS(R) Gold Trust (f)                            5,666,850
                                                        3,300   Telecom HOLDRs Trust                                        136,620
                                                       36,600   Utilities Select Sector SPDR Fund                         1,459,974
                                                          400   Vanguard Telecommunication Services ETF                      33,228
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Exchange-Traded Funds
                                                                (Cost - $9,114,327) - 3.1%                               10,258,522
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Shares
Country/Region  Industry                                 Held   Common Stocks                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Vietnam - 0.4%                                        137,875   Vietnam Enterprise Investments Ltd. - R Shares (f)     $    689,375
                                                      441,100   Vinaland Ltd. (f)                                           666,061
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds  (Cost - $1,090,727) - 0.4%            1,355,436
------------------------------------------------------------------------------------------------------------------------------------
                                                                Warrants (d)
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%   Metals & Mining - 0.0%                 30,000   Peak Gold Ltd. (expires 4/03/2012)                            8,747
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Warrants in Canada                                      8,747
------------------------------------------------------------------------------------------------------------------------------------
United States - Communications Equipment                6,168   Lucent Technologies, Inc. (expires 12/10/2007)                   68
0.0%            - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Diversified                               302   AboveNet, Inc. (expires 9/08/2008)                           15,100
                Telecommunication                         355   AboveNet, Inc. (expires 9/08/2010)                           17,750
                Services - 0.0%                                                                                        ------------
                                                                                                                             32,850
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products                   475   Mandra Forestry Finance Ltd. (expires 5/15/2013)                  0
                - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Warrants in the United States                          32,918
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Warrants  (Cost - $95,940) - 0.0%                      41,665
------------------------------------------------------------------------------------------------------------------------------------
                                                                Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount   Corporate Bonds
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.1%   Commercial Banks - 0.0%     USD       100,000   Banco Nacional de Desenvolvimento Economico
                                                                e Social, 5.84% due 6/16/2008 (b)                            99,300
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                  100,000   Cosan Finance Ltd., 7% due 2/01/2017 (e)                     96,000
                                                      150,000   Cosan SA Industria e Comercio, 9%
                                                                due 11/01/2009 (e)                                          158,250
                                                                                                                       ------------
                                                                                                                            254,250
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Brazil                             353,550
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.0%   Wireless                    CAD       100,000   Rogers Wireless Communications, Inc.,
                Telecommunication                               7.625% due 12/15/2011                                       108,024
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Canada                             108,024
------------------------------------------------------------------------------------------------------------------------------------
Chile - 0.3%    Electric Utilities - 0.3%   USD     1,023,822   Empresa Electrica del Norte Grande SA,
                                                                7% due 11/05/2017 (l)(o)                                    987,988
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Chile                              987,988
------------------------------------------------------------------------------------------------------------------------------------
China - 0.3%    Automobiles - 0.1%                    160,000   Brilliance China Finance Ltd., 0%
                                                                due 6/07/2011 (j)(k)                                        199,408
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.2%                  260,000   Chaoda Modern Agriculture Holdings Ltd., 7.75%
                                                                due 2/08/2010                                               252,850
                                            HKD     1,650,000   Chaoda Modern Agriculture Holdings Ltd., 0%
                                                                due 5/08/2011 (j)(k)                                        258,149
                                                                                                                       ------------
                                                                                                                            510,999
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in China                              710,407
------------------------------------------------------------------------------------------------------------------------------------
Europe - 0.6%   Commercial Banks - 0.6%     BRL       500,000   European Investment Bank, 0% due 5/01/2008 (j)              256,907
                                                    1,850,425   European Investment Bank, 0% due 9/12/2008 (e)(j)           915,018
                                                    2,200,000   European Investment Bank, 0% due 9/21/2010 (e)(j)           872,034
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Europe                           2,043,959
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
Country         Industry                               Amount   Corporate Bonds                                            Value
------------------------------------------------------------------------------------------------------------------------------------
France - 0.5%   Commercial Banks - 0.5%     EUR     1,050,000   ERAP, 3.375% due 4/25/2008                             $  1,491,283
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in France                           1,491,283
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.8%  Commercial Banks - 0.8%     GBP       250,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                5.375% due 12/07/2007                                       511,125
                                                      250,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                4.50% due 12/07/2008                                        504,700
                                            EUR       750,000   KfW - Kreditanstalt fuer Wiederaufbau,
                                                                4.25% due 7/04/2014                                       1,060,508
                                            JPY    50,000,000   Norddeutsche Landesbank Girozentrale,
                                                                0.45% due 1/19/2009                                         432,175
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Germany                          2,508,508
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -     Industrial Conglomerates    USD       250,000   Hutchison Whampoa International 03/33 Ltd.,
0.2%            - 0.1%                                          5.45% due 11/24/2010                                        252,641
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management                200,000   Hongkong Land CB 2005 Ltd., 2.75%
                & Development - 0.1%                            due 12/21/2012 (k)                                          247,813
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Hong Kong                          500,454
------------------------------------------------------------------------------------------------------------------------------------
India - 0.8%    Automobiles - 0.1%                    270,000   Tata Motors Ltd., 1% due 4/27/2011 (k)                      333,364
                --------------------------------------------------------------------------------------------------------------------
                Beverages - 0.0%                       30,000   McDowell & Co. Ltd., 2% due 3/30/2011 (k)                    70,875
                --------------------------------------------------------------------------------------------------------------------
                Metals & Mining - 0.1%                200,000   Gujarat NRE Coke Ltd., 0% due 4/12/2011 (j)(k)              290,000
                --------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance            200,000   Housing Development Finance Corp.,
                - 0.1%                                          0% due 9/27/2010 (j)(k)                                     387,000
                --------------------------------------------------------------------------------------------------------------------
                Transportation                        200,000   Punj Lloyd Ltd., 0% due 4/08/2011 (j)(k)                    257,000
                Infrastructure - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication            175,000   Reliance Communications Ltd., 0% due 5/10/2011 (j)(k)       249,395
                Services - 0.4%                       800,000   Reliance Communications Ltd., 0% due 3/01/2012 (j)(k)       944,000
                                                                                                                       ------------
                                                                                                                          1,193,395
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in India                            2,531,634
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%    Commercial Banks - 0.4%     JPY    32,000,000   The Bank of Kyoto Ltd. Series 1,
                                                                1.90% due 9/30/2009 (k)                                     613,366
                                                   75,000,000   International Bank for Reconstruction &
                                                                Development Series 670, 2% due 2/18/2008                    655,090
                                                    6,000,000   The Mie Bank Ltd., 1% due 10/31/2011 (k)                     58,530
                                                                                                                       ------------
                                                                                                                          1,326,986
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                   10,000,000   ASIF II, 1.20% due 3/20/2008                                 86,943
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Japan                            1,413,929
------------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.8% Diversified Financial       USD       300,000   Feringghi Capital Ltd., 0% due 12/22/2009 (j)(k)            349,500
                Services -
                Services - 0.2%             MYR       825,000   Johor Corp., 1% due 7/31/2009 (l)                           280,851
                                                                                                                       ------------
                                                                                                                            630,351
                --------------------------------------------------------------------------------------------------------------------
                Diversified                 USD       900,000   Rafflesia Capital Ltd., 1.25% due 10/04/2011 (k)          1,003,654
                Telecommunication
                Services - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &       MYR       580,000   Berjaya Land Bhd, 8% due 8/15/2011 (k)                      174,894
                Leisure - 0.1%                        230,000   Resorts World Bhd, 0% due 9/19/2008 (j)(k)                   96,185
                                                                                                                       ------------
                                                                                                                            271,079
                --------------------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.2%      USD       500,000   YTL Power Finance Cayman Ltd., 0% due 5/09/2010 (j)(k)      595,000
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Malaysia                         2,500,084
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
Country         Industry                               Amount   Corporate Bonds                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Netherlands     Semiconductors &            USD       100,000   ASM International NV, 4.25% due 12/06/2011 (e)(k)      $    140,750
- 0.1%          Semiconductor                          30,000   ASM International NV, 4.25% due 12/06/2011 (k)               41,358
                Equipment - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in the Netherlands                    182,108
------------------------------------------------------------------------------------------------------------------------------------
Singapore       Oil, Gas & Consumable                 200,000   Enercoal Resources Series BUMI, 0% due
- 0.2%          Fuels - 0.1%                                    6/22/2012 (j)(k)                                            291,000
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &    SGD       250,000   CapitaLand Ltd., 2.10% due 11/15/2016 (k)                   202,669
                Development - 0.1%                    200,000   Keppel Land Ltd., 2.50% due 6/23/2013 (k)                   184,302
                                                                                                                       ------------
                                                                                                                            386,971
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Singapore                          677,971
------------------------------------------------------------------------------------------------------------------------------------
South Korea     Wireless                    USD       350,000   LG Telecom Ltd., 8.25% due 7/15/2009 (e)                    362,250
- 0.1%          Telecommunication
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in South Korea                        362,250
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.1%   Diversified Financial       TRY       503,625   Svensk Exportkredit AB,10.50% due 9/29/2015                 346,320
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Sweden                             346,320
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.0%   Insurance - 0.0%            USD        20,000   Shin Kong Financial Holding Co. Ltd.,
                                                                0% due 6/17/2009 (j)(k)                                      22,238
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in Taiwan                              22,238
------------------------------------------------------------------------------------------------------------------------------------
United States   Airlines - 0.0%                       136,210   Northwest Airlines, Inc. Series 1999-3-B,
- 1.5%                                                          9.485% due 10/01/2016 (g)(h)                                 20,432
                --------------------------------------------------------------------------------------------------------------------
                Biotechnology - 0.0%                   60,000   Cell Genesys, Inc., 3.125% due 11/01/2011 (k)                49,725
                                                       80,000   Nabi Biopharmaceuticals, 2.875% due 4/15/2025 (k)            67,600
                                                                                                                       ------------
                                                                                                                            117,325
                --------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.2%               150,000   Preferred Term Securities XXIV, Ltd., 5.965%
                                                                due 3/22/2037 (b)(e)                                        120,750
                                                      200,000   Preferred Term Securities XXV, Ltd., 5.758%
                                                                due 6/22/2037 (b)                                           166,500
                                                      140,000   Preferred Term Securities XXVI, Ltd.,
                                                                6.191% due 9/22/2037 (b)                                    117,250
                                                      100,000   Preferred Term Securities XXVII, Ltd., 6.29%
                                                                due 12/22/2037 (b)                                          100,250
                                                                                                                            504,750
                --------------------------------------------------------------------------------------------------------------------
                Containers & Packaging -              150,000   Crown Cork & Seal Co., Inc., 7.50% due 12/15/2096           133,687
                0.1%
                --------------------------------------------------------------------------------------------------------------------
                Diversified Financial       JPY   119,000,000   General Electric Capital Corp., 1.032%
                Services - 0.3%                                 due 1/15/2010 (b)                                         1,035,920
                                            USD        40,000   Triad Acquisition Corp. Series B,
                                                                11.125% due 5/01/2013                                        34,200
                                                                                                                       ------------
                                                                                                                          1,070,120
                --------------------------------------------------------------------------------------------------------------------
                Food Products - 0.1%                  300,000   IOI Capital Bhd Series IOI, 0%
                                                                due 12/18/2011 (j)(k)                                       385,500
                --------------------------------------------------------------------------------------------------------------------
                Health Care Providers &               200,000   Tenet Healthcare Corp., 9.25% due 2/01/2015                 176,500
                Services - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Hotels, Restaurants &                  90,000   Uno Restaurant Corp., 10% due 2/15/2011 (e)                  72,000
                Leisure - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                Independent Power           GBP        84,000   The AES Corp., 8.375% due 3/01/2011                         166,708
                Producers &                 USD       140,000   Calpine Corp., 8.75% due 7/15/2013 (e)(h)                   152,600
                Energy Traders - 0.1%                   4,900   Calpine Generating Company LLC,
                                                                9.07% due 4/01/2009 (h)                                         184

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
Country         Industry                               Amount   Corporate Bonds                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                            USD        48,822   Calpine Generating Company LLC, 11.07%
                                                                due 4/01/2010 (h)                                      $     12,938
                                                                                                                       ------------
                                                                                                                            332,430
                --------------------------------------------------------------------------------------------------------------------
                Insurance - 0.0%                       97,000   Fortis Insurance NV, 7.75% due 1/26/2008 (e)(k)             129,767
                --------------------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                 125,000   McMoRan Exploration Co., 5.25% due 10/06/2011 (e)(k)        138,906
                Fuels - 0.1%                          200,000   McMoRan Exploration Co., 5.25% due 10/06/2011 (k)           222,250
                                                                                                                       ------------
                                                                                                                            361,156
                --------------------------------------------------------------------------------------------------------------------
                Paper & Forest Products               475,000   Mandra Forestry, 12% due 5/15/2013 (e)(o)                   460,750
                - 0.1%
                --------------------------------------------------------------------------------------------------------------------
                Real Estate Management &              700,000   Aldar Funding Ltd., 5.767% due 11/10/2011 (k)               897,750
                Development - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                Wireless Telecommunication            350,000   Nextel Communications, Inc., 5.25% due 1/15/2010 (k)        349,125
                Services - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds in the United States                5,011,292
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Corporate Bonds  (Cost - $19,255,916) - 6.7%       21,751,999
------------------------------------------------------------------------------------------------------------------------------------
                                                                Asset-Backed Securities **
------------------------------------------------------------------------------------------------------------------------------------
United States -                                       100,000   Latitude CLO Ltd. Series 2005-1I Class SUB, 0% due
0.0%                                                            12/15/2017 (j)                                               85,690
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Asset-Backed Securities
                                                                (Cost - $95,798) - 0.0%                                      85,690
------------------------------------------------------------------------------------------------------------------------------------
                                                                Foreign Government Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                            AUD       435,000   Australia Government International Bond Series 909,
                                                                7.50% due 9/15/2009                                         393,455
                                                      435,000   Australian Government Bonds, 8.75% due 8/15/2008            393,663
                                                      875,000   Australian Government Bond Series 121, 5.25% due            752,431
                                                                8/15/2010
                                            BRL       275,000   Brazil Notas do Tesouro Nacional Series F, 10% due          143,030
                                                                1/01/2012
                                                      318,000   Brazil Notas do Tesouro Nacional Series F, 10% due          159,498
                                                                1/01/2017
                                            EUR     3,100,000   Bundesrepublik Deutschland, 4% due 7/04/2016              4,325,386
                                                    2,280,000   Bundesrepublik Deutschland, 4.25% due 7/04/2017           3,230,377
                                                      375,000   Caisse d'Amortissement de la Dette Sociale, 4% due          521,552
                                                                10/25/2014
                                            CAD       895,000   Canadian Government Bond, 4% due 9/01/2010                  895,774
                                                      275,000   Canadian Government Bond, 4% due 6/01/2016                  269,816
                                            ISK    27,000,000   Iceland Rikisbref, 7.25% due 5/17/2013                      394,978
                                            MYR     3,150,000   Malaysia Government Bond, 3.756% due 4/28/2011              930,123
                                                      300,000   Malaysia Government Bond Series 3/06, 3.869% due             88,743
                                                                4/13/2010
                                                    3,250,000   Malaysia Government Bond Series 386X, 8.60% due             961,572
                                                                12/01/2007
                                            EUR       475,000   Netherlands Government Bond, 3.75% due 7/15/2014            656,306
                                            NZD       425,000   New Zealand Government Bond Series 216, 4.50%
                                                                due 2/14/2016 (h)                                           427,670
                                            PLN     2,250,000   Poland Government Bond, 3% due 8/24/2016                    857,346

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount   Foreign Government Obligations                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                            SEK     7,875,000   Sweden Government Bond Series 3101,
                                                                4% due 12/01/2008                                      $  1,487,966
                                            EUR     1,050,000   Unedic, 3.50% due 9/18/2008                               1,481,866
                                            GBP       425,000   United Kingdom Gilt, 4.25% due 3/07/2011                    847,722
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Foreign Government Obligations
                                                                (Cost - $17,681,986) - 5.8%                              19,219,274
------------------------------------------------------------------------------------------------------------------------------------
                                                                U.S. Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                            USD        28,000   Fannie Mae, 5.40% due 2/01/2008                              28,040
                                                    3,683,492   U.S. Treasury Inflation Indexed Bonds,
                                                                0.875% due 4/15/2010                                      3,562,339
                                                    9,996,106   U.S. Treasury Inflation Indexed Bonds,
                                                                2.375% due 4/15/2011                                     10,061,701
                                                      544,061   U.S. Treasury Inflation Indexed Bonds,
                                                                2% due 4/15/2012                                            540,363
                                                    3,512,618   U.S. Treasury Inflation Indexed Bonds, 1.875%
                                                                due 7/15/2015 (c)                                         3,420,137
                                                   10,767,973   U.S. Treasury Inflation Indexed Bonds,
                                                                2% due 1/15/2016                                         10,528,213
                                                     6,423,933  U.S. Treasury Inflation Indexed Bonds,
                                                                2.50% due 7/15/2016                                       6,546,893
                                                      502,530   U.S. Treasury Inflation Indexed Bonds,
                                                                2.625% due 7/15/2017                                        518,116
                                                     3,098,760  U.S. Treasury Inflation Indexed Bonds,
                                                                2.375% due 1/15/2027                                      3,138,948
                                                      675,000   U.S. Treasury Notes, 4.375% due 12/31/2007                  675,580
                                                      650,000   U.S. Treasury Notes, 4.875% due 4/30/2008                   652,640
                                                      750,000   U.S. Treasury Notes, 4% due 6/15/2009                       750,410
                                                     4,340,000  U.S. Treasury Notes, 4.625% due 7/31/2009                 4,389,841
                                                     1,500,000  U.S. Treasury Notes, 4.75% due 3/31/2011                  1,532,813
                                                     4,850,000  U.S. Treasury Notes, 4.875% due 5/31/2011                 4,977,313
                                                     2,775,000  U.S. Treasury Notes, 4.625% due 2/29/2012                 2,824,212
                                                      375,000   U.S. Treasury Notes, 4% due 11/15/2012                      371,836
                                                     1,150,000  U.S. Treasury Notes, 4.25% due 11/15/2014                 1,138,950
                --------------------------------------------------------------------------------------------------------------------
                                                                Total U.S. Government & Agency Obligations
                                                                (Cost - $53,935,747) - 16.8%                             55,658,345
------------------------------------------------------------------------------------------------------------------------------------
Country/Region                                                  Structured Notes
------------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.0%                               BRL      4,989,302  JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                                6% due 8/15/2010 (m)                                      2,657,468
                                                     1,108,182  JPMorgan Chase & Co. (NTN - B Linked Notes),
                                                                6% due 8/17/2010 (m)                                        590,329
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Structured Notes in Brazil                          3,247,797
------------------------------------------------------------------------------------------------------------------------------------
Europe - 0.8%                               USD      1,230,000  Goldman Sachs & Co. (Dow Jones EURO STOXX 50(R)
                                                                Index Linked Notes), due 6/20/2008 (f)(m)                 1,369,760
                                                     1,230,000  JPMorgan Chase & Co. (Dow Jones EURO STOXX 50(R)
                                                                Index Linked Notes), due 6/17/2008 (f)(m)                 1,374,033
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Structured Notes in Europe                          2,743,793
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
Country                                                Amount   Structured Notes                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%                              USD     1,250,000   Goldman Sachs & Co. (DAX Linked Notes),
                                                                due 10/19/2007 (f)(m)                                  $  1,562,273
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Structured Notes in Germany                         1,562,273
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.8%                                        2,800,000   Goldman Sachs & Co. (TOPIX(R) Index Linked Notes),
                                                                due 1/28/2008 (n)                                         2,777,037
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Structured Notes in Japan                           2,777,037
------------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.2%                                         591,996   UBS AG (Total Return TWD Linked Notes), due
                                                                12/01/2010 (f)(n)                                           598,508
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Structured Notes in Taiwan                            598,508
------------------------------------------------------------------------------------------------------------------------------------
United States -                                     4,971,000   Morgan Stanley (Bear Market PLUS S&P 500 Index
2.2%                                                            Linked Notes), Series F, due 7/07/2008 (f)(n)             4,785,582
                                                      800,000   UBS AG (Gold Linked Notes), due 3/23/2009 (f)(m)            823,045
                                                    1,560,000   UBS AG (Risk Reversal Certificate Linked to the
                                                                XAU/USD Exchange Rate), due 1/31/2008                     1,780,792
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Structured Notes in the United States               7,389,419
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Structured Notes (Cost - $17,050,254) - 5.5%       18,318,827
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Fixed Income Securities
                                                                (Cost - $108,019,701) - 34.8%                           115,034,135
------------------------------------------------------------------------------------------------------------------------------------
                                                   Beneficial
                Industry                             Interest   Other Interests (i)
------------------------------------------------------------------------------------------------------------------------------------
United States - Diversified                 USD       500,000   AboveNet, Inc. (Litigation Trust Certificates)                    0
0.0%            Telecommunication
                Services - 0.0%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Other Interests (Cost - $0) - 0.0%                          0
------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
Canada - 0.3%   Foreign Commercial          CAD       850,000   Canada Treasury Bill, 0% due 3/20/2008                      838,019
                Paper - 0.3%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Canada                       838,019
------------------------------------------------------------------------------------------------------------------------------------
Singapore -     Time Deposits - 0.3%        SGD     1,697,964   SGD Time Deposit, 2.41% due 10/12/2007                    1,143,025
0.3%
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in Singapore                  1,143,025
------------------------------------------------------------------------------------------------------------------------------------
United States -                             USD    11,138,000   Federal Home Loan Bank, 4% due 10/01/2007                11,135,525
3.9%                                                  800,000   U.S. Treasury Bills, 4.86% due 11/01/2007                   796,517
                                                      800,000   U.S. Treasury Bills, 4.83% due 1/31/2008                    786,911
                                                                                                                       ------------
                                                                                                                          1,583,428
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities in the United States         12,718,953
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $14,564,098) - 4.5%                              14,699,997
------------------------------------------------------------------------------------------------------------------------------------
                                                    Number of
                                                    Contracts   Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
                Call Options Purchased                    174   The Gap, Inc., expiring January 2008 at USD 22.5              3,915
                                                          113   Goldcorp, Inc., expiring January 2008 at USD 32.5            24,860

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                    Number of
                                                    Contracts   Options Purchased                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           87   Newmont Mining Corp., expiring January 2008
                                                                at USD 50                                              $     12,615
                                                          174   Newmont Mining Corp., expiring January 2008
                                                                at USD 55                                                    10,005
                                                                                                                       ------------
                                                                                                                             51,395
                --------------------------------------------------------------------------------------------------------------------
                Put Options Purchased                     267   Bank of America Corp., expiring November 2007
                                                                at USD 45                                                     8,010
                                                          140   Bed Bath & Beyond, Inc., expiring November 2007
                                                                at USD 35                                                    26,950
                                                           49   Black & Decker Corp., expiring November 2007
                                                                at USD 80                                                    13,843
                                                          155   Carnival Corp., expiring January 2008 at USD 40              10,075
                                                          681   iShares Russell 2000 Index Fund, expiring
                                                                November 2007 at USD 75                                      81,720
                                                        1,088   iShares Russell 2000 Index Fund, expiring
                                                                November 2007 at USD 78                                     208,352
                                                        1,767   iShares Russell 2000 Index Fund, expiring
                                                                November 2007 at USD 80                                     457,653
                                                          247   Masco Corp., expiring October 2007 at USD 25                 58,045
                                                           33   Masco Corp., expiring January 2008 at USD 22.5                6,353
                                                          155   Royal Caribbean Cruises Ltd., expiring
                                                                December 2007 at USD 35                                      17,437
                                                           63   Russell 2000 Index, expiring December 2007
                                                                at USD 800                                                  198,450
                                                           59   Sears Holdings Corp., expiring December 2007
                                                                at USD 120                                                   36,285
                                                           20   S&P 500 Listed Option, expiring November 2007
                                                                at USD 147.5                                                 38,300
                                                           40   S&P 500 Listed Option, expiring November 2007
                                                                at USD 150                                                  100,400
                                                          104   The Sherwin-Williams Co., expiring December 2007
                                                                at USD 60                                                    20,540
                                                           45   Washington Mutual, Inc., expiring October 2007
                                                                at USD 40                                                    21,600
                                                           30   Washington Mutual, Inc., expiring October 2007
                                                                at USD 42.5                                                  21,900
                                                          140   Williams-Sonoma, Inc., expiring November 2007
                                                                at USD 30                                                    12,250
                                                        1,215   Yen Call 2/8/95 64.75, expiring February 2008
                                                                at USD 106.9                                                 10,529
                                                                                                                       ------------
                                                                                                                          1,348,692
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Options Purchased
                                                                (Premiums Paid - $1,939,379) - 0.4%                       1,400,087
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments Before Options Written
                                                                (Cost - $262,610,547) - 99.9%                           331,043,179
------------------------------------------------------------------------------------------------------------------------------------
                                                                Options Written
------------------------------------------------------------------------------------------------------------------------------------
                Call Options Written                      555   3Com Corp., expiring January 2008 at USD  5                 (12,488)
                                                          108   Apple Computer, Inc., expiring January 2008
                                                                at USD 85                                                  (755,730)
                                                           14   Bausch & Lomb, Inc., expiring January 2008
                                                                at USD 45                                                   (25,690)
                                                           21   Burlington Northern Santa Fe Corp., expiring
                                                                January 2008 at USD 90                                       (4,725)
                                                           53   Burlington Northern Santa Fe Corp., expiring
                                                                January 2008 at USD 95                                       (6,360)

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                    Number of
                                                    Contracts   Options Written                                             Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           54   Ciena Corp., expiring January 2008 at USD 30           $    (49,680)
                                                          165   Ciena Corp., expiring January 2008 at USD 40                (47,850)
                                                          307   Comcast Corp. Class A, expiring April 2008
                                                                at USD 27.5                                                 (30,700)
                                                          436   Comverse Technology, Inc., expiring January 2008
                                                                at USD 17.5                                                (139,520)
                                                           10   Comverse Technology, Inc., expiring January 2008
                                                                at USD 20                                                    (1,525)
                                                           46   eBay, Inc., expiring January 2008 at USD 20                 (88,550)
                                                           48   eBay, Inc., expiring January 2008 at USD 25                 (69,600)
                                                           96   El Paso Corp., expiring January 2008 at USD 15              (24,000)
                                                           63   Exelon Corp., expiring January 2008 at USD 75               (33,390)
                                                           25   Foster Wheeler Ltd., expiring January 2008
                                                                at USD 130                                                  (35,875)
                                                            7   Foster Wheeler Ltd., expiring January 2009
                                                                at USD 135                                                  (19,075)
                                                          108   Motorola, Inc., expiring January 2008 at USD 17.5           (19,980)
                                                          117   Motorola, Inc., expiring January 2008 at USD 20              (6,903)
                                                           63   Norfolk Southern Corp., expiring January 2008
                                                                at USD 50                                                   (29,610)
                                                          134   Nortel Networks Corp., expiring January 2008
                                                                at USD 22.5                                                  (4,020)
                                                           52   Novell, Inc., expiring January 2008 at USD 7.5               (3,640)
                                                           52   Panera Bread Co. Class A, expiring January 2008
                                                                at USD 50                                                    (3,770)
                                                           91   Panera Bread Co. Class A, expiring January 2008
                                                                at USD 55                                                    (2,275)
                                                           42   Panera Bread Co. Class A, expiring January 2008
                                                                at USD 60                                                      (420)
                                                           75   Peabody Energy Corp., expiring January 2008
                                                                at USD 40                                                   (71,250)
                                                           68   Petroleo Brasileiro SA, expiring January 2008
                                                                at USD 52.5                                                (162,180)
                                                           50   Petroleo Brasileiro SA, expiring January 2008
                                                                at USD 55                                                  (107,750)
                                                          165   QUALCOMM, Inc., expiring January 2008 at USD 40             (73,425)
                                                           39   Smith International, Inc., expiring January 2008
                                                                at USD 40                                                  (123,825)

                                                           69   Sprint Nextel Corp., expiring January 2008 at USD 20         (7,245)
                                                          147   Sprint Nextel Corp., expiring January 2008
                                                                at USD 22.5                                                  (5,145)
                                                           62   The St. Joe Co., expiring March 2008 at USD 35              (17,360)
                                                           43   Suncor Energy, Inc., expiring January 2008 at USD 75        (93,095)
                                                          171   TIBCO Software, Inc., expiring January 2008
                                                                at USD 10                                                    (2,138)
                                                          114   Valeant Pharmaceuticals International,
                                                                expiring January 2009 at USD 15                             (34,200)
                                                                                                                       ------------
                                                                                                                         (2,112,989)
                --------------------------------------------------------------------------------------------------------------------
                Put Options Written                        63   Russell 2000 Index, expiring December 2007
                                                                at USD 700                                                  (56,385)
                                                           40   S&P 500 Listed Option, expiring November 2007
                                                                at USD 142.5                                                (45,200)
                                                                                                                       ------------
                                                                                                                           (101,585)
                --------------------------------------------------------------------------------------------------------------------
                                                                Total Options Written
                                                                (Premiums Received - $1,539,623) - (0.6%)                (2,214,574)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments, Net of Options Written
                                                                (Cost - $261,070,924*) - 99.3%                          328,828,605
                                                                Other Assets Less Liabilities - 0.7%                      2,445,758
                                                                                                                       ------------
                                                                Net Assets - 100.0%                                    $331,274,363
                                                                                                                       ============

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                 $262,800,415
                                                     ============
      Gross unrealized appreciation                  $ 71,515,875
      Gross unrealized depreciation                    (5,487,685)
                                                     ------------
      Net unrealized appreciation                    $ 66,028,190
                                                     ============

 ** Asset-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(a)   Depositary receipts.

(b)   Floating rate security.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d) Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f)   Non-income producing security.

(g)   Subject to principal paydowns.

(h) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(i) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)   Represents a zero coupon bond.

(k)   Convertible security.

(l)   Represents a step bond.

(m) Security represents an index linked note. Value of the instrument is derived from the price fluctuations in the underlying index.

(n) Security represents an index linked note. Value of the instrument is inversely derived from the price fluctuations in the underlying index.

(o)   Issued with warrants.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which many combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net           Interest
      Affiliate                                       Activity         Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                          $(14,658,732)      $381,794
      BlackRock Liquidity Series, LLC
        Money Market Series                                  --       $    423
      --------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o Financial futures contracts purchased as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
      Number of                                                  Expiration         Face         Unrealized
      Contracts          Issue                   Exchange           Date            Value       Appreciation
      ------------------------------------------------------------------------------------------------------
          2        Dax Index 25 Euro       Eurex Deutschland    December 2007      $560,015        $7,118
          1        EuroDollar Future                 Chicago    September 2008     $237,901         1,324
      ------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                $8,442
                                                                                                   ======

  o   Financial futures contracts sold as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                                 Unrealized
      Number of                                                  Expiration         Face        Appreciation
      Contracts                Issue              Exchange          Date            Value      (Depreciation)
      ------------------------------------------------------------------------------------------------------
           1      EuroDollar Future               Chicago      September 2009    $  237,549      $    (938)
           3      Japan 10-Year Government Bond     Tokyo       December 2007    $3,534,542         10,231
           1      Russell 2000 Future             Detroit       December 2007    $  412,271          5,671
          25      S&P 500 Index                   Chicago       December 2007    $9,416,994       (196,131)
      ------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                        $(181,167)
                                                                                                 =========

  o Forward foreign exchange contracts as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Foreign Currency                            Settlement       Appreciation
      Purchased                                      Date         (Depreciation)
      --------------------------------------------------------------------------
      AUD        529,807                          November 2007      $    712
      CHF      4,042,203                          October 2007         57,201
      EUR      8,830,981                          October 2007        364,097
      INR      8,310,000                          December 2007         8,199
      INR      6,528,000                           April 2008          12,954
      JPY  2,370,578,565                          October 2007        (82,897)
      VND  6,746,336,000                            May 2008           (4,681)
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment -  $37,650,216)       $355,585
                                                                     ========

      --------------------------------------------------------------------------
      Foreign Currency                            Settlement        Unrealized
      Sold                                           Date          Depreciation
      --------------------------------------------------------------------------
      BRL    985,300                             October 2007        $(37,292)
      CAD    599,934                             October 2007          (3,301)
      EUR    490,334                             October 2007         (15,195)
      GBP  1,587,506                             October 2007         (22,528)
      GBP    230,000                             November 2007         (1,561)
      INR  8,310,000                             December 2007         (7,183)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $5,679,139)         $(87,060)
                                                                     ========

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o   Short sales entered into as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Shares                                        Issue              Value
      --------------------------------------------------------------------------
      22,200                                 Leggett & Platt Inc.   $  (425,352)
      22,300                                 Williams Sonoma Inc.      (727,426)
      --------------------------------------------------------------------------
      Total (Proceeds - $1,223,786)                                 $(1,152,778)
                                                                    ===========

  o   Swap contracts outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                   Unrealized
                                                    Notional       Appreciation
                                                     Amount       (Depreciation)
      --------------------------------------------------------------------------
      Bought credit default protection on
      United Mexican States and
      pay 1.12%

      Broker, Credit Suisse First Boston           USD  140,000       $ (2,758)
      Expires May 2010

      Bought credit default protection on
      DaimlerChrysler NA Holding Corp.
      and pay 0.53%

      Broker, JPMorgan Chase                       EUR  95,000            (974)
      Expires June 2011

      Bought credit default protection on
      Carnival Corp. and pay 0.25%

      Broker, JPMorgan Chase                       USD  185,000            261
      Expires September 2011

      Bought credit default protection on
      Whirlpool Corp. and pay 0.48%

      Broker, JPMorgan Chase                       USD  50,000            (339)
      Expires September 2011

      Bought credit default protection on
      McDonald's Corp. and pay 0.16%

      Broker JPMorgan Chase                        USD  50,000             18
      Expires September 2011

      Bought credit default protection on
      JC Penney Corp., Inc. and pay 0.53%

      Broker JPMorgan Chase                        USD  50,000             (8)
      Expires September 2011

      Sold credit default protection on
      General Motors Corp. and receive 7.15%

      Broker Deutsche Bank AG London               USD  100,000         8,524
      Expires September 2012

      Sold credit default protection on
      General Motors Corp. and receive 6.95%

      Broker Morgan Stanley Capital Services Inc.  USD  100,000         7,787
      Expires September 2012
      --------------------------------------------------------------------------
      Total                                                           $12,511
                                                                      =======

BlackRock Series Fund, Inc. - BlackRock Global Allocation Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)
--------------------------------------------------------------------------------

  o   Currency Abbreviations:

      AUD   Australian Dollar            JPY   Japanese Yen
      BRL   Brazilian Real               MYR   Malaysian Ringgit
      CAD   Canadian Dollar              NZD   New Zealand Dollar
      CHF   Swiss Franc                  PLN   Polish Zloty
      EUR   Euro                         SEK   Swedish Krona
      GBP   British Pound                SGD   Singapore Dollar
      HKD   Hong Kong Dollar             TRY   Turkish Lira
      INR   Indian Rupee                 USD   U.S. Dollar
      ISK   Iodondic Korna               VND   Vietnam Dong

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                             Face          Interest            Maturity
Issue                                                       Amount           Rate              Date(s)                    Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 16.9%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Indexed Bonds                    $  2,226,122         3.50%            1/15/2011              $  2,323,342
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                        23,600,000        4.125             8/31/2012                23,504,137
                                                              200,000         4.25             9/30/2012                   200,188
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $25,948,008) - 16.9%                                                          26,027,667
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities+ - 179.7%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Guaranteed Pass-Through Certificates            11,000,000         4.50     9/15/2022 - 10/15/2022 (c)       10,590,932
                                                           25,000,000         5.00    10/15/2022 - 10/15/2037 (c)       24,316,250
                                                            2,464,843        5.088           11/01/2035 (a)              2,454,406
                                                            1,454,589        5.154           11/01/2035 (a)              1,448,514
                                                            1,199,721         5.27           9/01/2035 (a)               1,191,532
                                                            1,503,325        5.473           12/01/2036 (a)              1,508,655
                                                          114,365,988         5.50   8/01/2034 - 10/15/2037 (c)(f)     111,483,455
                                                           40,277,650         6.00    10/15/2022 - 10/15/2037 (c)       40,353,780
                                                           53,125,424         6.50     1/01/2032 - 10/15/2037 (c)       54,089,127
                                                              321,944         7.50       6/01/2030 - 4/01/2031             336,969
                                                              206,579         8.00       4/01/2030 - 10/01/2032            218,617
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Mortgage Participation Certificates             9,819,811         5.50     7/01/2037 - 10/15/2037 (c)        9,614,206
                                                              609,600         6.00     4/01/2022 - 10/15/2022 (c)          617,223
                                                               56,224         8.00       3/01/2030 - 6/01/2031              59,578
------------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae MBS Certificates                                 3,100,000         5.50           10/21/2037 (c)              3,052,531
                                                           11,000,000         6.00    10/15/2037 - 10/21/2037 (c)       11,061,760
                                                            2,600,000         6.50           10/15/2037 (c)              2,656,875
                                                            1,500,000         8.00             1/15/2032                 1,595,885
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Mortgage-Backed Securities (Cost - $277,304,391) - 179.7%                                 276,650,295
------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount   Issue
------------------------------------------------------------------------------------------------------------------------------------
Non-Government Agency Mortgage-Backed
Securities+ - 34.4%
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations               $ 2,280,484   ABN AMRO Mortgage Corp. Series 2003-7 Class A1,
                                                                4.75% due 7/25/2018                                       2,242,299
                                                    2,510,000   Banc of America Funding Corp. Series 2006-7
                                                                Class 1A7, 6% due 9/25/2036                               2,525,560
                                                    1,668,638   Banc of America Funding Corp. Series 2006-B
                                                                Class 5A1, 5.813% due 3/20/2036 (a)                       1,686,834
                                                    1,454,751   Banc of America Mortgage Securities Inc.
                                                                Series 2003-5 Class 2A1, 5% due 7/25/2018                 1,417,019
                                                      673,720   CS First Boston Mortgage Securities Corp.
                                                                Series 2003-8 Class 2A1, 5% due 4/25/2018                   655,151
                                                      857,382   CS First Boston Mortgage Securities Corp.
                                                                Series 2003-10 Class 4A1, 5% due 5/25/2018                  833,365
                                                      322,748   Chase Mortgage Finance Corp. Series 2003-S3
                                                                Class A1, 5% due 3/25/2018                                  314,982
                                                      919,612   Chase Mortgage Finance Corp. Series 2003-S4
                                                                Class 2A1, 5% due 4/25/2018                                 906,482
                                                       18,135   Chase Mortgage Finance Corp. Series 2003-S12 2A1,
                                                                5% due 12/25/2018                                            17,850
                                                    1,634,435   Citimortgage Alternative Loan Trust Series 2007-A2
                                                                Class 1A5, 6% due 2/25/2037                               1,646,903
                                                      899,197   Citimortgage Alternative Loan Trust Series 2007-A3
                                                                Class 1A7, 5.75% due 3/25/2037                              900,602

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount   Issue                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                  $   631,204   Countrywide Alternative Loan Trust Series 2005-57CB
                                                                Class 3A3, 5.50% due 12/25/2035                       $     630,276
                                                       30,911   Countrywide Alternative Loan Trust Series 2006-6CB
                                                                Class 1A10, 5.50% due 5/25/2036                              30,937
                                                      320,731   Countrywide Alternative Loan Trust Series 2006-27CB
                                                                Class A4, 6% due 11/25/2036 (f)                             323,015
                                                      636,341   Countrywide Alternative Loan Trust Series 2006-41CB
                                                                Class 1A3, 6% due 1/25/2037                                 643,631
                                                       35,751   Countrywide Alternative Loan Trust Series 2006-41CB
                                                                Class 2A17, 6% due 1/25/2037                                 36,097
                                                       43,022   Countrywide Alternative Loan Trust Series 2006-43CB
                                                                Class 1A7, 6% due 2/25/2037                                  43,372
                                                    1,307,398   Countrywide Alternative Loan Trust Series 2007-3T1
                                                                Class1A7, 6% due 4/25/2037                                1,321,691
                                                       22,443   Countrywide Alternative Loan Trust Series 2007-7T2
                                                                Class A9, 6% due 4/25/2037                                   22,601
                                                    2,710,000   Countrywide Alternative Loan Trust Series 2007-16CB
                                                                Class 5A3, 6.25% due 8/25/2037                            2,733,713
                                                    1,251,736   Countrywide Alternative Loan Trust Series 2007-19
                                                                Class 1A8, 6% due 8/25/2037                               1,250,152
                                                    1,021,349   Countrywide Home Loan Mortgage Pass-Through Trust
                                                                Series 2003-10 Class A6, 5.223% due 5/25/2033 (a)         1,020,681
                                                    1,070,220   Countrywide Home Loan Mortgage Pass-Through Trust
                                                                Series 2004-J1 Class 2A1, 4.75% due 1/25/2019             1,045,568
                                                    2,674,836   Countrywide Home Loan Mortgage Pass-Through Trust
                                                                Series 2006-20 Class 1A33, 6% due 2/25/2037               2,700,472
                                                       17,509   Countrywide Home Loan Mortgage Pass-Through Trust
                                                                Series 2007-15 Class 2A2, 6.50% due 9/25/2037                17,479
                                                    1,153,922   Deutsche Mortgage Securities, Inc. Series 2004-1
                                                                Class 2A1, 4.75% due 10/25/2018                           1,127,178
                                                      782,926   First Horizon Alternative Mortgage Securities
                                                                Series 2005-FA9 Class A5, 5.50% due 12/25/2035              783,638
                                                       81,640   GMAC Mortgage Corp. Loan Trust Series 2003-J10
                                                                Class A1, 4.75% due 1/25/2019                                79,480
                                                    4,242,938   Harborview Mortgage Loan Trust Series 2006-9
                                                                Class 2AB1, 5.756% due 11/19/2036 (a)                     4,129,073
                                                    3,818,690   Harborview Mortgage Loan Trust Series 2006-12
                                                                Class 2A2B, 5.271% due 1/19/2038 (a)                      3,713,607
                                                      634,709   MASTR Asset Securitization Trust Series 2003-4
                                                                Class 2A7, 4.75% due 5/25/2018                              623,646
                                                      853,670   MASTR Asset Securitization Trust Series 2003-5
                                                                Class 2A1, 5% due 6/25/2018                                 835,776
                                                    1,163,159   MASTR Asset Securitization Trust Series 2003-7
                                                                Class 2A1, 4.75% due 8/25/2018                            1,143,137
                                                    1,609,837   Merrill Lynch Mortgage Investors, Inc.
                                                                Series 2006-A3 Class 3A1, 5.83% due 5/25/2036 (a)(d)      1,628,320
                                                    2,270,160   Residential Asset Securitization Trust
                                                                Series 2003-A8 Class A2, 5.223% due 10/25/2018 (a)        2,244,111
                                                    1,447,686   Residential Asset Securitization Trust
                                                                Series 2006-A10 Class A4, 6.50% due 9/25/2036             1,474,573
                                                    1,223,670   Residential Funding Mortgage Securities I
                                                                Series 2003-S8 Class A1, 5% due 5/25/2018                 1,203,518
                                                    1,134,270   Residential Funding Mortgage Securities I
                                                                Series 2003-S16 Class A3, 5% due 9/25/2018                1,104,851
                                                      700,000   Residential Funding Mortgage Securities I
                                                                Series 2007-S2 Class A3, 6% due 2/25/2037                   705,428
                                                    3,113,139   Residential Funding Mortgage Securities I
                                                                Series 2007-S6 Class 2A12, 6% due 6/25/2037               3,139,097
                                                      278,105   WaMu Mortgage Pass-Through Certificates
                                                                Series 2002-AR19 Class A8, 4.556% due 2/25/2033 (a)         277,764
                                                      860,018   WaMu Mortgage Pass-Through Certificates
                                                                Series 2003-S3 Class 2A1, 5% due 5/25/2018                  848,226
                                                    1,077,441   WaMu Mortgage Pass-Through Certificates
                                                                Series 2003-S5 Class 2A, 5% due 6/25/2018                 1,062,627
                                                    1,215,439   WaMu Mortgage Pass-Through Certificates
                                                                Series 2003-S7 Class A1, 4.50% due 8/25/2018              1,159,605

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount   Issue                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                  $   774,812   WaMu Mortgage Pass-Through Certificates Series
                                                                2003-S8 Class A2, 5% due 9/25/2018                    $     758,571
                                                       24,215   Wells Fargo Alternative Loan Trust Series 2007-PA2
                                                                Class 1A1, 6% due 6/25/2037                                  23,580
                                                        2,524   Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2007-8 Class 1A16, 6% due 7/25/2037                    2,493
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Non-Government Agency Mortgage-Backed
                                                                Securities (Cost - $52,842,180) - 34.4%                  53,035,031
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities+ - Collateralized Mortgage Obligations - 33.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                    3,160,572   Fannie Mae Trust Series 353 Class 2,
                                                                5% due 8/01/2034 (e)                                        833,512
                                                    3,396,762   Fannie Mae Trust Series 367 Class 2,
                                                                5.50% due 1/25/2036 (e)                                     891,454
                                                    2,111,534   Fannie Mae Trust Series 370 Class 2,
                                                                6% due 5/25/2036 (e)                                        522,088
                                                       69,944   Fannie Mae Trust Series 2002-W11 Class AV1,
                                                                5.213% due 11/25/2032 (a)                                    69,936
                                                    1,042,215   Fannie Mae Trust Series 2003-27 Class FP,
                                                                5.173% due 6/25/2028 (a)                                  1,041,653
                                                    1,703,578   Fannie Mae Trust Series 2003-33 Class LF,
                                                                5.223% due 7/25/2017 (a)                                  1,712,711
                                                    1,495,013   Fannie Mae Trust Series 2003-34 Class FS,
                                                                5.273% due 1/25/2032 (a)                                  1,496,759
                                                    1,319,215   Fannie Mae Trust Series 2003-41 Class YF,
                                                                5.173% due 6/25/2028 (a)                                  1,318,513
                                                    3,046,746   Fannie Mae Trust Series 2006-106 Class PA,
                                                                5.50% due 6/25/2030                                       3,061,915
                                                    1,725,000   Fannie Mae Trust Series 2006-M2 Class A2A,
                                                                5.271% due 10/20/2032 (a)                                 1,695,525
                                                      213,046   Freddie Mac Multiclass Certificates Series 239
                                                                Class F29, 5.57% due 8/15/2036 (a)                          209,902
                                                      175,785   Freddie Mac Multiclass Certificates Series 239
                                                                Class F30, 5.62% due 8/15/2036 (a)                          173,519
                                                    2,543,722   Freddie Mac Multiclass Certificates Series 2564
                                                                Class OF, 5.391% due 2/15/2026 (a)                        2,543,316
                                                    2,440,611   Freddie Mac Multiclass Certificates Series 2594
                                                                Class DF, 5.391% due 12/15/2027 (a)                       2,440,000
                                                    2,719,771   Freddie Mac Multiclass Certificates Series 2614
                                                                Class EF, 5.491% due 12/15/2017 (a)                       2,739,423
                                                      900,000   Freddie Mac Multiclass Certificates Series 2634
                                                                Class TH, 4.50% due 6/15/2018                               841,083
                                                      830,000   Freddie Mac Multiclass Certificates Series 2743
                                                                Class HE, 4.50% due 2/15/2019                               781,967
                                                      730,000   Freddie Mac Multiclass Certificates Series 2746
                                                                Class EG, 4.50% due 2/15/2019                               689,904
                                                      990,000   Freddie Mac Multiclass Certificates Series 2798
                                                                Class JK, 4.50% due 5/15/2019                               932,912
                                                    1,050,000   Freddie Mac Multiclass Certificates Series 2827
                                                                Class DG, 4.50% due 7/15/2019                               976,503
                                                    1,050,000   Freddie Mac Multiclass Certificates Series 2882
                                                                Class UW, 4.50% due 11/15/2019                              966,840
                                                      750,000   Freddie Mac Multiclass Certificates Series 2899
                                                                Class KT, 4.50% due 12/15/2019                              690,067
                                                      930,000   Freddie Mac Multiclass Certificates Series 2924
                                                                Class DB, 4.50% due 1/15/2020                               862,508
                                                      620,000   Freddie Mac Multiclass Certificates Series 2948
                                                                Class KT, 4.50% due 3/15/2020                               568,283
                                                    1,480,000   Freddie Mac Multiclass Certificates Series 2971
                                                                Class GD, 5% due 5/15/2020                                1,427,999
                                                      730,000   Freddie Mac Multiclass Certificates Series 2987
                                                                Class HE, 4.50% due 6/15/2020                               681,159
                                                      570,000   Freddie Mac Multiclass Certificates Series 2995
                                                                Class JK, 4.50% due 6/15/2020                               527,464
                                                    1,940,000   Freddie Mac Multiclass Certificates Series 3042
                                                                Class EA, 4.50% due 9/15/2035                             1,768,742
                                                    2,296,407   Freddie Mac Multiclass Certificates Series 3192
                                                                Class GA, 6% due 3/15/2027                                2,326,281
                                                      900,000   Freddie Mac Multiclass Certificates Series 3215
                                                                Class QH, 6% due 9/15/2036                                  887,799
                                                      925,000   Freddie Mac Multiclass Certificates Series 3218
                                                                Class BG, 6% due 9/15/2036                                  931,303
                                                    2,195,245   Freddie Mac Multiclass Certificates Series 3242
                                                                Class NC, 5.75% due 12/15/2028                            2,217,175
                                                   23,737,612   Ginnie Mae Trust Series 2002-83 Class IO,
                                                                1.574% due 10/16/2042 (e)                                   778,601
                                                    7,283,681   Ginnie Mae Trust Series 2002-94 Class XB,
                                                                2.349% due 11/16/2007 (e)                                     6,756

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Face
                                                       Amount   Issue                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                                                  $37,440,729   Ginnie Mae Trust Series 2003-17 Class IO,
                                                                1.24% due 3/16/2043 (e)                               $   1,602,295
                                                    1,673,830   Ginnie Mae Trust Series 2003-105 Class A,
                                                                4.50% due 11/16/2027                                      1,647,568
                                                   19,643,044   Ginnie Mae Trust Series 2003-109 Class IO,
                                                                1.098% due 11/16/2043 (e)                                   801,548
                                                   13,179,486   Ginnie Mae Trust Series 2004-9 Class IO,
                                                                1.383% due 3/16/2034 (e)                                    523,388
                                                    2,017,480   Ginnie Mae Trust Series 2004-43 Class Z,
                                                                4.50% due 6/16/2044 (a)                                   1,562,645
                                                    2,098,120   Ginnie Mae Trust Series 2004-45 Class Z,
                                                                5.723% due 6/16/2045 (a)                                  2,102,992
                                                   70,726,959   Ginnie Mae Trust Series 2004-77 Class IO,
                                                                1.065% due 9/16/2044 (e)                                  2,926,667
                                                      912,011   Ginnie Mae Trust Series 2005-71 Class AB,
                                                                5.50% due 9/20/2035                                         915,614
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total U.S. Government Agency Mortgage-Backed
                                                                Securities - Collateralized Mortgage Obligations
                                                                (Cost - $50,432,298) - 33.6%                             51,696,289
------------------------------------------------------------------------------------------------------------------------------------
                                                   Beneficial
                                                     Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                   24,469,402   BlackRock Liquidity Series, LLC Cash Sweep
                                                                Series, 5.22% (b)(d)                                     24,469,402
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $24,469,402) - 15.9%                             24,469,402
------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments Before TBA Sale Commitments
                                                                (Cost - $430,996,279) - 280.5%                          431,878,684
------------------------------------------------------------------------------------------------------------------------------------
                                                             Face          Interest            Maturity
Issue                                                       Amount           Rate              Date(s)
------------------------------------------------------------------------------------------------------------------------------------
TBA Sale Commitments - (113.4%)
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Guaranteed Pass-Through Certificates          $11,000,000         4.50%      9/15/2022 - 10/15/2022          (10,566,732)
Fannie Mae Guaranteed Pass-Through Certificates           25,000,000         5.00       10/15/2022 - 10/15/2037         (24,406,721)
Fannie Mae Guaranteed Pass-Through Certificates           48,400,000         5.50       8/01/2034 - 10/15/2037          (47,507,700)
Fannie Mae Guaranteed Pass-Through Certificates           26,000,000         6.00       10/15/2022 - 10/15/2037         (26,040,092)
Fannie Mae Guaranteed Pass-Through Certificates           44,600,000         6.50       1/01/2032 - 10/15/2037          (45,420,194)
Freddie Mac Mortgage Participation Certificates            9,800,000         5.50       7/01/2037 - 10/15/2037           (9,596,395)
Ginnie Mae MBS Certificates                               11,000,000         6.00       10/15/2037 - 10/21/2037         (11,074,577)
------------------------------------------------------------------------------------------------------------------------------------
Total TBA Sale Commitments (Premiums Received - $174,949,090) - (113.4%)                                               (174,612,411)
------------------------------------------------------------------------------------------------------------------------------------
                           Total Investments, Net of TBA Sale Commitments (Cost - $256,047,189*) - 167.1%               257,266,273
                           Liabilities in Excess of Other Assets - (67.1%)                                             (103,284,707)
                                                                                                                      -------------
                           Net Assets - 100.0%                                                                        $ 153,981,566
                                                                                                                      =============

  * The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:


      Aggregate cost                        $256,549,727
                                            ============
      Gross unrealized appreciation         $  2,462,691
      Gross unrealized depreciation           (1,746,145)
                                            ------------
      Net unrealized appreciation           $    716,546
                                            ============

(a)   Floating rate security.

(b)   Represents the current yield as of September 30, 2007.

(c) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

(d) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------
                                                                 Purchase       Sale     Realized
      Affiliate                                                    Cost         Cost       Gain        Interest
      ---------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $24,469,402*         --       --        $72,573
      Merrill Lynch Mortgage Investors, Inc. Series 2006-A3
        Class 3A1, 5.83% due 5/25/2036
                                                               $ 1,687,572     $80,818     $155        $24,458
      ---------------------------------------------------------------------------------------------------------
        * Represents net purchase cost.

(e) Represents the interest-only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f) All or a portion of security held as collateral in connection with open financial futures contracts.

  + Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

  o Financial futures contracts purchased as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------
      Number of                                           Expiration         Face          Unrealized
      Contracts                  Issue                       Date            Value        Appreciation
      ------------------------------------------------------------------------------------------------
         359          10-Year U.S. Treasury Bond        December 2007     $39,211,181        $10,788
      ------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                          $10,788
                                                                                             =======

  o   Financial futures contracts sold as of September 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------
      Number of                                           Expiration         Face          Unrealized
      Contracts                  Issue                       Date            Value        Depreciation
      ------------------------------------------------------------------------------------------------
         213          2-Year U.S. Treasury Bond         December 2007     $44,020,416       $(80,568)
         177          5-Year U.S. Treasury Bond         December 2007     $18,928,438        (16,093)
      ------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation                                                         $(96,661)
                                                                                            ========

o Swap contracts outstanding as of September 30, 2007 were as follows:

         -----------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
         -----------------------------------------------------------------------
         Receive (pay) a variable return based
         on the change in the spread return
         of the Lehman Brothers CMBS Investment
         Grade Index and pay a floating rate
         based 1.328%

         Broker, Citibank N.A.                       $ 1,880,000            --
         Expires January 2008

         Receive (pay) a variable return based
         on the change in the since inception
         return the Lehman Brothers MBS Fixed
         Rate Index and pay a floating rate
         based on 1-month LIBOR minus .07%

         Broker, UBS Warburg                         $21,900,000            --
         Expires January 2008

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Unrealized
                                                        Notional   Appreciation
                                                         Amount   (Depreciation)
         -----------------------------------------------------------------------
         Pay (receive) a variable return based
         on the change in the spread return of
         the Lehman Brothers CMBS Aaa 8.5+ Index
         and receive a floating rate based on
         1-month LIBOR

         Broker, Deutsche Bank AG London              $ 1,880,000           --
         Expires February 2008

         Receive a fixed rate of 4.875% and pay
         a floating rate based on 3-month LIBOR

         Broker, Citibank N.A.                        $51,000,000   $  184,021
         Expires August 2009

         Pay a fixed rate of 4.95% and receive
         a floating rate based on 3-month  LIBOR

         Broker, Deutsche Bank AG London              $58,000,000     (290,817)
         Expires August 2009

         Receive a fixed rate of 4.834% and pay
         a floating rate based on 3-month  LIBOR

         Broker, Lehman Brothers Special Financing    $37,000,000      106,484
         Expires August 2009

         Receive a fixed rate of 4.17% and pay
         3.50% on Treasury Inflation Protected
         Securities (TIPS) adjusted principal


         Broker, Morgan Stanley Capital Services Inc. $ 2,225,000     (108,321)
         Expires January 2011

         Receive a fixed rate of 5.1975% and pay
         a floating rate based on 3-month LIBOR

         Broker, Citibank N.A.                        $21,100,000      300,953
         Expires May 2011

         Receive a fixed rate of 4.9125% and pay
         a floating rate based on 3-month LIBOR

         Broker, Citibank N.A.                        $22,000,000       66,177
         Expires December 2011

         Receive a fixed rate of 5.019% and pay
         a floating rate based on 3-month LIBOR

         Broker, Citibank N.A.                        $17,600,000      109,758
         Expires August 2012

         Pay a fixed rate of 4.96599% and receive a floating rate based on 3-month LIBOR

         Broker, Deutsche Bank AG London              $14,000,000     (58,006)
         Expires August 2012

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
         -----------------------------------------------------------------------
         Receive a fixed rate of 5.11599% and
         pay a floating rate based on 3-month LIBOR

         Broker, Deutsche Bank AG London             $32,000,000    $  328,598
         Expires August 2012

         Receive a fixed rate of 5.01% and pay
         a floating rate based on 3-month LIBOR

         Broker, Deutsche Bank AG London             $21,500,000       125,536
         Expires August 2012

         Pay a fixed rate of 4.97133% and
         receive a floating rate based on the
         3-month LIBOR

         Broker, UBS Warburg                         $35,200,000      (130,889)
         Expires September 2012

         Receive a fixed rate of 4.7534% and
         pay a floating rate based on 3-month LIBOR

         Broker, Lehman Brothers Special Financing   $17,600,000      (106,975)
         Expires September 2012

         Pay a fixed rate of 5.741% and receive
         a floating rate based on 3-month LIBOR.

         Broker, Credit Suisse First Boston          $19,000,000      (798,024)
         Expires July 2017

         Pay a fixed rate of 5.684% and receive
         a floating rate based on 3-month LIBOR

         Broker, JPMorgan Chase                      $20,900,000      (854,450)
         Expires July 2017

         Pay a fixed rate of 5.45% and receive
         a floating rate based on 3-month LIBOR

         Broker, Citibank N.A.                       $12,700,000      (243,337)
         Expires August 2017

         Receive a fixed rate of 5.354% and pay
         a floating rate based on 3-month LIBOR

         Broker, Deutsche Bank AG London             $14,000,000       165,179
         Expires August 2017

         Receive a fixed rate of 5.632% and pay
         a floating rate based on 3-month LIBOR

         Broker, Deutsche Bank AG London             $14,000,000       172,096
         Expires August 2017

BlackRock Series Fund, Inc. - BlackRock Government Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
         -----------------------------------------------------------------------
         Pay a fixed rate of 5.424% and receive
         a floating rate based on 3-month LIBOR

         Broker, Lehman Brothers Special Financing   $ 9,100,000   $  (156,101)
         Expires August 2017

         Receive a fixed rate of 5.23053% and
         pay a floating rate based on the
         3-month LIBOR

         Broker, Deutsche Bank AG London             $18,000,000        31,681
         Expires September 2017

         Pay a fixed rate of 5.1565% and receive
         a floating rate based on 3-month LIBOR

         Broker, Deutsche Bank AG London             $18,600,000            --
         Expires October 2017
         -----------------------------------------------------------------------
         Total                                                     $(1,156,437)
                                                                   ===========

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
                                               Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.3%                 $  250,000    DRS Technologies, Inc., 6.625% due 2/01/2016                  $    246,875
                                               20,000    L-3 Communications Corp., 5.875% due 1/15/2015                      19,200
                                              250,000    L-3 Communications Corp., 3% due 8/01/2035 (a)(h)                  289,375
                                               70,000    TransDigm, Inc., 7.75% due 7/15/2014                                70,700
                                               85,000    Vought Aircraft Industries, Inc., 8% due 7/15/2011                  83,088
                                                                                                                       ------------
                                                                                                                            709,238
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                               387,508    Continental Airlines, Inc. Series 2001-1-C,
                                                         7.033% due 12/15/2012 (i)                                          375,883
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.6%                        115,000    ArvinMeritor, Inc., 8.125% due 9/15/2015                           111,550
                                               40,000    The Goodyear Tire & Rubber Co., 9.135% due 12/01/2009 (b)           40,300
                                               65,000    The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                65,975
                                              267,000    The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011              279,015
                                               60,000    The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (a)               153,150
                                              115,000    Lear Corp., 8.75% due 12/01/2016                                   108,100
                                               90,000    Metaldyne Corp., 10% due 11/01/2013                                 85,500
                                                                                                                       ------------
                                                                                                                            843,590
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.2%                            200,000    Ford Motor Co., 8.90% due 1/15/2032                                165,000
                                              210,000    Ford Motor Credit Co. LLC, 5.80% due 1/12/2009                     202,831
                                               60,000    Ford Motor Credit Co. LLC, 5.70% due 1/15/2010                      56,424
                                              250,000    Ford Motor Credit Co. LLC, 7.993% due 1/13/2012 (b)                236,227
                                                                                                                       ------------
                                                                                                                            660,482
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                          300,000    Angiotech Pharmaceuticals, Inc., 9.371% due 12/01/2013 (b)         307,500
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 2.0%                      250,000    CPG International I, Inc., 10.50% due 7/01/2013                    250,000
                                              247,000    Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (b)          244,530
                                               30,000    Momentive Performance Materials, Inc., 9.75%
                                                         due 12/01/2014 (h)                                                  29,700
                                              525,000    Momentive Performance Materials, Inc., 11.50%
                                                         due 12/01/2016 (h)                                                 519,750
                                                                                                                       ------------
                                                                                                                          1,043,980
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.6%                              120,000    American Pacific Corp., 9% due 2/01/2015                           123,000
                                              155,000    Hexion U.S. Finance Corp., 9.75% due 11/15/2014                    170,500
                                               50,000    Hexion U.S. Finance Corp., 10.058% due 11/15/2014 (b)               51,500
                                              100,000    Huntsman International LLC, 7.875% due 11/15/2014                  106,500
                                              140,000    Ineos Group Holdings Plc, 8.50% due 2/15/2016 (h)                  134,050
                                              255,000    Innophos, Inc., 8.875% due 8/15/2014                               252,450
                                              130,000    MacDermid, Inc., 9.50% due 4/15/2017 (h)                           125,450
                                              155,000    Terra Capital, Inc. Series B, 7% due 2/01/2017                     151,125
                                              250,000    Westlake Chemical Corp., 6.625% due 1/15/2016                      237,500
                                                                                                                       ------------
                                                                                                                          1,352,075
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 5.4%         350,000    Allied Waste North America, Inc. Series B, 7.25% due 3/15/2015     357,000
                                              100,000    Ashtead Capital, Inc., 9% due 8/15/2016 (h)                         98,625
                                              250,000    Corrections Corp. of America, 7.50% due 5/01/2011                  251,875
                                              135,000    DI Finance Series B, 9.50% due 2/15/2013                           139,725
                                              250,000    FTI Consulting, Inc., 7.625% due 6/15/2013                         256,250
                                              500,000    The Geo Group, Inc., 8.25% due 7/15/2013                           505,000
                                              120,000    Mobile Services Group, Inc., 9.75% due 8/01/2014 (h)               120,000
                                               60,000    PNA Intermediate Holding Corp., 12.558% due 2/15/2013 (b)(h)        58,800
                                              175,000    Quebecor World Capital Corp., 8.75% due 3/15/2016 (h)              158,813
                                              100,000    Quebecor World, Inc., 9.75% due 1/15/2015 (h)                       95,750
                                              220,000    Sally Holdings LLC, 10.50% due 11/15/2016                          220,000
                                              475,000    West Corp., 11% due 10/15/2016                                     498,750
                                              105,000    Yankee Acquisition Corp., 9.75% due 2/15/2017                       99,225
                                                                                                                       ------------
                                                                                                                          2,859,813
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.8%            $  400,000    Nortel Networks Ltd., 9.493% due 7/15/2011 (b)(h)             $    400,000
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.6%                330,000    Viasystems, Inc., 10.50% due 1/15/2011                             330,000
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.6%             250,000    Ahern Rentals, Inc., 9.25% due 8/15/2013                           240,625
                                              100,000    Esco Corp., 8.625% due 12/15/2013 (h)                               98,500
                                                                                                                       ------------
                                                                                                                            339,125
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.8%                 140,000    Nortek, Inc., 8.50% due 9/01/2014                                  121,450
                                              280,000    Texas Industries, Inc., 7.25% due 7/15/2013                        279,300
                                                                                                                       ------------
                                                                                                                            400,750
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 3.6%                 385,000    Berry Plastics Holding Corp., 8.875% due 9/15/2014                 393,662
                                              250,000    Graham Packing Co., Inc., 8.50% due 10/15/2012                     248,125
                                              400,000    Graphic Packaging International Corp., 8.50% due 8/15/2011         407,000
                                              300,000    Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013          310,500
                                              200,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (h)            201,000
                                              185,000    Pregis Corp., 12.375% due 10/15/2013                               199,800
                                              150,000    Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017        147,375
                                                                                                                       ------------
                                                                                                                          1,907,462
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.4%                           250,000    Buhrmann U.S., Inc., 8.25% due 7/01/2014                           236,250
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.0%         250,000    GMAC LLC, 6% due 12/15/2011                                        230,745
                                               60,000    GMAC LLC, 6.75% due 12/01/2014                                      54,383
                                              250,000    Leucadia National Corp., 8.125% due 9/15/2015                      251,562
                                                                                                                       ------------
                                                                                                                            536,690
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 125,000    Cincinnati Bell, Inc., 7.25% due 7/15/2013                         125,937
Services - 2.5%                                40,000    Citizens Communications Co., 6.25% due 1/15/2013                    39,000
                                              700,000    Qwest Communications International, Inc.,
                                                         7.50% due 2/15/2014                                                708,750
                                              250,000    Qwest Corp., 8.944% due 6/15/2013 (b)                              266,875
                                              140,000    Tele Norte Leste Participacoes SA Series B, 8%
                                                         due 12/18/2013                                                     148,400
                                               40,000    Wind Acquisition Finance SA, 10.75% due 12/01/2015 (h)              44,300
                                                                                                                       ------------
                                                                                                                          1,333,262
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.3%                     200,000    Edison Mission Energy, 7.50% due 6/15/2013                         205,000
                                               50,000    Edison Mission Energy, 7% due 5/15/2017 (h)                         49,250
                                              209,735    FPL Energy National Wind Portfolio, LLC, 6.125%
                                                         due 3/25/2019 (h)(i)                                               210,844
                                              400,000    Mirant Americas Generation Inc., 8.30% due 5/01/2011               404,000
                                              150,000    NSG Holdings LLC, 7.75% due 12/15/2025 (h)(i)                      148,500
                                              470,000    Superior Essex Communications LLC, 9% due 4/15/2012                464,125
                                              233,365    Tenaska Alabama Partners LP, 7% due 6/30/2021 (h)(i)               234,417
                                                                                                                       ------------
                                                                                                                          1,716,136
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                    40,000    Belden CDT, Inc., 7% due 3/15/2017 (h)                              39,600
                                              119,000    UCAR Finance, Inc., 10.25% due 2/15/2012                           124,058
                                                                                                                       ------------
                                                                                                                            163,658
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                        325,000    NXP BV, 9.50% due 10/15/2015                                       303,063
Instruments - 0.8%                            130,000    Sanmina-SCI Corp., 8.125% due 3/01/2016                            112,450
                                                                                                                       ------------
                                                                                                                            415,513
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.4%             50,000    Compagnie Generale de Geophysique-Veritas, 7.50%
                                                         due 5/15/2015                                                       51,500
                                              225,000    Compagnie Generale de Geophysique-Veritas, 7.75%
                                                         due 5/15/2017                                                      231,750
                                              120,000    North American Energy Partners, Inc., 8.75% due 12/01/2011         121,200
                                              350,000    SemGroup LP, 8.75% due 11/15/2015 (h)                              342,125
                                                                                                                       ------------
                                                                                                                            746,575
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%            $   80,000    Rite Aid Corp., 9.375% due 12/15/2015 (h)                     $     74,400
                                              240,000    Rite Aid Corp., 7.50% due 3/01/2017                                225,900
                                                                                                                       ------------
                                                                                                                            300,300
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                           50,000    Smithfield Foods, Inc., 7.75% due 7/01/2017                         51,250
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                       210,000    Accellent, Inc., 10.50% due 12/01/2013                             194,250
Supplies - 1.1%                               190,000    The Cooper Cos., Inc., 7.125% due 2/15/2015                        187,150
                                               40,000    Universal Hospital Services, Inc.,
                                                         8.50% due 6/01/2015 (e)(h)                                          38,464
                                               40,000    Universal Hospital Services, Inc., 8.759%
                                                         due 6/01/2015 (b)(h)                                                39,800
                                              147,000    Viant Holdings, Inc., 10.125% due 7/15/2017 (h)                    136,710
                                                                                                                       ------------
                                                                                                                            596,374
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                         170,000    Community Health Systems, Inc., 8.875% due 7/15/2015 (h)           174,675
Services - 2.2%                                70,000    Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)                 56,613
                                              495,000    Tenet Healthcare Corp., 6.50% due 6/01/2012                        419,513
                                              215,000    Tenet Healthcare Corp., 9.875% due 7/01/2014                       196,725
                                               40,000    Tenet Healthcare Corp., 9.25% due 2/01/2015                         35,300
                                              150,000    US Oncology, Inc., 9% due 8/15/2012                                151,125
                                              140,000    United Surgical Partners International, Inc., 8.875%
                                                         due 5/01/2017                                                      141,400
                                                                                                                       ------------
                                                                                                                          1,175,351
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 5.4%          160,000    American Real Estate Partners LP, 7.125% due 2/15/2013             152,400
                                              310,000    American Real Estate Partners LP, 7.125% due 2/15/2013 (h)         295,275
                                              250,000    Boyd Gaming Corp., 7.75% due 12/15/2012                            256,875
                                              125,000    CCM Merger, Inc., 8% due 8/01/2013 (h)                             121,875
                                               65,000    Caesars Entertainment, Inc., 8.125% due 5/15/2011                   66,300
                                               90,000    Great Canadian Gaming Corp., 7.25% due 2/15/2015 (h)                90,000
                                              180,000    Greektown Holdings, LLC, 10.75% due 12/01/2013 (h)                 178,200
                                              250,000    HRP Myrtle Beach Operations LLC, 9.894%
                                                         due 4/01/2012 (b)(h)                                               240,000
                                              170,000    Harrah's Operating Co., Inc., 5.75% due 10/01/2017                 130,050
                                              250,000    Penn National Gaming, Inc., 6.75% due 3/01/2015                    255,000
                                              160,000    Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (h)              151,400
                                               80,000    Shingle Springs Tribal Gaming Authority,
                                                         9.375% due 6/15/2015 (h)                                            80,800
                                               45,000    Snoqualmie Entertainment Authority, 9.062%
                                                         due 2/01/2014 (b)(h)                                                43,763
                                              125,000    Station Casinos, Inc., 6.625% due 3/15/2018                        104,688
                                               15,000    Travelport LLC, 9.875% due 9/01/2014                                15,300
                                               65,000    Travelport LLC, 10.246% due 9/01/2014 (b)                           65,000
                                              190,000    Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (h)            147,250
                                              150,000    Waterford Gaming LLC, 8.625% due 9/15/2014 (h)                     151,125
                                              325,000    Wynn Las Vegas LLC, 6.625% due 12/01/2014                          318,500
                                                                                                                       ------------
                                                                                                                          2,863,801
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.4%                     350,000    Ashton Woods USA LLC, 9.50% due 10/01/2015                         276,500
                                              235,000    Jarden Corp., 7.50% due 5/01/2017                                  227,362
                                              250,000    Standard-Pacific Corp., 6.50% due 8/15/2010                        192,500
                                               50,000    Stanley-Martin Communities LLC, 9.75% due 8/15/2015                 37,250
                                                                                                                       ------------
                                                                                                                            733,612
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                            380,000    SunGard Data Systems, Inc., 9.125% due 8/15/2013                   395,200
                                               20,000    SunGard Data Systems, Inc., 10.25% due 8/15/2015                    20,900
                                                                                                                       ------------
                                                                                                                            416,100
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                 206,000    The AES Corp., 8.875% due 2/15/2011                                215,013
Energy Traders - 1.7%                         230,000    Dynegy Holdings, Inc., 7.75% due 6/01/2019 (h)                     219,937

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                           $  250,000    NRG Energy, Inc., 7.25% due 2/01/2014                         $    250,625
                                              200,000    NRG Energy, Inc., 7.375% due 2/01/2016                             200,500
                                                                                                                       ------------
                                                                                                                            886,075
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                               60,000    USI Holdings Corp., 9.433% due 11/15/2014 (b)(h)                    57,000
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.6%           330,000    Impress Holdings B.V., 8.368% due 9/15/2013 (b)(h)                 328,063
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.1%           400,000    Quiksilver, Inc., 6.875% due 4/15/2015                             383,000
                                              325,000    True Temper Sports, Inc., 8.375% due 9/15/2011                     178,750
                                                                                                                       ------------
                                                                                                                            561,750
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                               70,000    American Railcar Industries, Inc., 7.50% due 3/01/2014              69,650
                                              161,000    Invensys Plc, 9.875% due 3/15/2011 (h)                             169,452
                                               40,000    RBS Global, Inc., 9.50% due 8/01/2014                               41,400
                                              255,000    RBS Global, Inc., 11.75% due 8/01/2016                             271,575
                                               55,000    RBS Global, Inc., 8.875% due 9/01/2016                              55,275
                                               80,000    Titan International, Inc., 8% due 1/15/2012                         79,800
                                                                                                                       ------------
                                                                                                                            687,152
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.3%                                 145,000    Navios Maritime Holdings, Inc., 9.50% due 12/15/2014               149,531
------------------------------------------------------------------------------------------------------------------------------------
Media - 13.0%                                  50,000    Affinion Group, Inc., 10.125% due 10/15/2013                        52,750
                                               90,000    Affinion Group, Inc., 11.50% due 10/15/2015                         94,500
                                               60,000    Bonten Media Acquisition Co., 9% due 6/01/2015 (e)(h)               51,895
                                               70,000    CBD Media Holdings LLC, 9.25% due 7/15/2012                         75,536
                                              250,000    CMP Susquehanna Corp., 9.875% due 5/15/2014                        232,500
                                              500,000    CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                  501,250
                                              110,000    Cablevision Systems Corp. Series B, 9.644% due
                                                         4/01/2009 (b)                                                      113,300
                                              100,000    CanWest Media, Inc., 8% due 9/15/2012                               98,000
                                              365,000    Charter Communications Holdings I, LLC, 11% due 10/01/2015         371,438
                                              785,000    Charter Communications Holdings II, LLC, 10.25%
                                                         due 9/15/2010                                                      813,775
                                               60,000    Dex Media East LLC, 9.875% due 11/15/2009                           61,575
                                              284,000    Dex Media East LLC, 12.125% due 11/15/2012                         303,170
                                              225,000    Dex Media West LLC, 8.50% due 8/15/2010                            231,187
                                               70,000    DirecTV Holdings LLC, 8.375% due 3/15/2013                          72,712
                                              370,000    Echostar DBS Corp., 7.125% due 2/01/2016                           380,175
                                               50,000    Harland Clarke Holdings Corp., 9.50% due 5/15/2015                  44,625
                                               40,000    Harland Clarke Holdings Corp., 10.308% due 5/15/2015 (b)            35,700
                                              330,000    Idearc, Inc., 8% due 11/15/2016                                    329,175
                                               45,000    Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (b)                    47,025
                                              225,000    Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (b)                    227,250
                                              210,000    Intelsat Corp., 9% due 6/15/2016                                   216,300
                                               40,000    Intelsat Intermediate Holding Co. Ltd., 9.23% due 2/01/2015 (f)     32,900
                                               35,000    NTL Cable Plc, 8.75% due 4/15/2014                                  35,875
                                              250,000    NTL Cable Plc, 9.125% due 8/15/2016                                259,375
                                               80,000    Network Communications, Inc., 10.75% due 12/01/2013                 80,300
                                              300,000    Nielsen Finance LLC, 10.767% due 8/01/2016 (f)                     210,000
                                              152,872    ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(h)                  158,987
                                              100,000    Quebecor Media, Inc., 7.75% due 3/15/2016 (h)                       95,375
                                              100,000    R.H. Donnelley Corp., 8.875% due 10/15/2017 (h)                    101,250
                                              250,000    R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013              236,250
                                              250,000    Radio One, Inc., 6.375% due 2/15/2013                              221,250
                                              750,000    TL Acquisitions, Inc., 10.50% due 1/15/2015 (h)                    740,625
                                              135,000    Umbrella Acquisition, 9.75% due 3/15/2015 (e)(h)                   131,625
                                              200,000    Young Broadcasting, Inc., 10% due 3/01/2011                        184,500
                                                                                                                       ------------
                                                                                                                          6,842,150
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.6%                     $  110,000    AK Steel Corp., 7.75% due 6/15/2012                           $    111,375
                                              390,000    Aleris International, Inc., 9% due 12/15/2014 (e)                  350,404
                                               40,000    Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (h)             40,000
                                               90,000    FMG Finance Ltd., 10.625% due 9/01/2016 (h)                        105,975
                                              400,000    Foundation PA Coal Co., 7.25% due 8/01/2014                        392,000
                                              285,000    Freeport-McMoRan Copper & Gold, Inc., 8.394%
                                                         due 4/01/2015 (b)                                                  296,044
                                              590,000    Freeport-McMoRan Copper & Gold, Inc., 8.375%
                                                         due 4/01/2017                                                      644,575
                                              250,000    Novelis, Inc., 7.25% due 2/15/2015                                 241,250
                                              250,000    Southern Copper Corp., 6.375% due 7/27/2015                        252,357
                                                                                                                       ------------
                                                                                                                          2,433,980
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                        75,000    Neiman Marcus Group, Inc., 9% due 10/15/2015 (e)                    78,444
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.6%            135,000    Berry Petroleum Co., 8.25% due 11/01/2016                          136,350
                                              250,000    Chaparral Energy, Inc., 8.50% due 12/01/2015                       234,375
                                              100,000    Cimarex Energy Co., 7.125% due 5/01/2017                            99,250
                                               85,000    Compton Petroleum Finance Corp., 7.625% due 12/01/2013              82,025
                                              150,000    Copano Energy LLC, 8.125% due 3/01/2016                            152,625
                                              151,370    Corral Finans AB, 10.243% due 4/15/2010 (e)(h)                     141,600
                                               70,000    Denbury Resources, Inc., 7.50% due 12/15/2015                       71,750
                                              250,000    Encore Acquisition Co., 6.25% due 4/15/2014                        233,750
                                               70,000    KCS Energy, Inc., 7.125% due 4/01/2012                              67,900
                                              245,000    OPTI Canada, Inc., 8.25% due 12/15/2014 (h)                        246,838
                                              500,000    Overseas Shipholding Group, Inc., 8.25% due 3/15/2013              515,625
                                              250,000    Range Resources Corp., 6.375% due 3/15/2015                        243,750
                                              235,000    Sabine Pass LNG LP, 7.50% due 11/30/2016                           231,475
                                              250,000    Stone Energy Corp., 6.75% due 12/15/2014                           231,250
                                              150,000    Swift Energy Co., 7.125% due 6/01/2017                             142,125
                                              115,000    Transcontinental Gas Pipe Line Corp. Series B, 8.875%
                                                         due 7/15/2012                                                      127,938
                                                                                                                       ------------
                                                                                                                          2,958,626
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 4.7%                160,000    Abitibi-Consolidated, Inc., 6% due 6/20/2013                       112,000
                                              250,000    Ainsworth Lumber Co. Ltd., 6.75% due 3/15/2014                     160,000
                                              250,000    Boise Cascade LLC, 8.235% due 10/15/2012 (b)                       250,000
                                              250,000    Boise Cascade LLC, 7.125% due 10/15/2014                           240,000
                                              115,000    Bowater Canada Finance Corp., 7.95% due 11/15/2011                  94,587
                                              525,000    Domtar, Inc., 7.125% due 8/15/2015                                 504,000
                                              420,000    NewPage Corp., 10% due 5/01/2012                                   442,050
                                              160,000    Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011             124,800
                                              150,000    Verso Paper Holdings LLC Series B, 9.106% due 8/01/2014 (b)        150,750
                                              365,000    Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014            375,950
                                                                                                                       ------------
                                                                                                                          2,454,137
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                      200,000    Chattem, Inc., 7% due 3/01/2014                                    198,500
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%                        115,000    PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(h)                  108,675
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                  92,000    FelCor Lodging LP, 8.50% due 6/01/2011                              97,060
(REITs) - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                      150,000    Forest City Enterprises, Inc., 7.625% due 6/01/2015                141,375
Development - 1.4%                            210,000    Realogy Corp., 10.50% due 4/15/2014 (h)                            179,025
                                              330,000    Realogy Corp., 11% due 4/15/2014 (e)(h)                            271,838
                                              200,000    Realogy Corp., 12.375% due 4/15/2015 (h)                           151,000
                                                                                                                       ------------
                                                                                                                            743,238
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                            250,000    Avis Budget Car Rental LLC, 7.625% due 5/15/2014                   245,625
                                              225,000    Avis Budget Car Rental LLC, 8.058% due 5/15/2014 (b)               219,375

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                 Face
Industry                                       Amount    Corporate Bonds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                           $   65,000    Britannia Bulk Plc, 11% due 12/01/2011                        $     65,975
                                               50,000    St. Acquisition Corp., 12.50% due 5/15/2017 (h)                     33,500
                                                                                                                       ------------
                                                                                                                            564,475
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 70,000    Amkor Technology, Inc., 7.75% due 5/15/2013                         67,550
Equipment - 2.1%                              325,000    Amkor Technology, Inc., 9.25% due 6/01/2016                        328,250
                                              520,000    Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)           481,000
                                               25,000    Freescale Semiconductor, Inc., 9.569% due 12/15/2014 (b)            23,562
                                               90,000    Hynix Semiconductor, Inc., 7.875% due 6/27/2017 (h)                 87,300
                                              135,000    Spansion, Inc., 8.746% due 6/01/2013 (b)(h)                        128,588
                                                                                                                       ------------
                                                                                                                          1,116,250
------------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                               148,728    BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(e)(h)                 137,396
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.6%                        60,000    Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (h)             55,200
                                              250,000    Autonation, Inc., 7.243% due 4/15/2013 (b)                         238,750
                                              105,000    Buffets, Inc., 12.50% due 11/01/2014                                73,500
                                               40,000    Claire's Stores, Inc., 9.25% due 6/01/2015 (h)                      34,600
                                               65,000    Claire's Stores, Inc., 9.625% due 6/01/2015 (e)(h)                  51,828
                                              320,000    General Nutrition Centers, Inc., 10.009% due 3/15/2014 (e)         307,200
                                              260,000    General Nutrition Centers, Inc., 10.75% due 3/15/2015              250,900
                                               80,000    Group 1 Automotive, Inc., 2.25% due 6/15/2036 (a)                   60,100
                                              230,000    Michaels Stores, Inc., 10% due 11/01/2014                          235,750
                                              370,000    Michaels Stores, Inc., 11.375% due 11/01/2016                      378,325
                                              200,000    United Auto Group, Inc., 7.75% due 12/15/2016                      191,500
                                                                                                                       ------------
                                                                                                                          1,877,653
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.5%       250,000    Levi Strauss & Co., 8.875% due 4/01/2016                           257,500
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%                                250,000    North Atlantic Trading Co., 9.25% due 3/01/2012                    200,000
                                              200,000    Vector Group Ltd., 11% due 8/15/2015 (h)                           200,250
                                                                                                                       ------------
                                                                                                                            400,250
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                    100,000    Centennial Communications Corp., 10.981% due 1/01/2013 (b)         103,000
Services - 4.5%                                90,000    Centennial Communications Corp., 8.125% due 2/01/2014               91,575
                                              105,000    Cricket Communications, Inc., 9.375% due 11/01/2014                106,575
                                              280,000    Cricket Communications, Inc., 9.375% due 11/01/2014 (h)            284,200
                                              100,000    Digicel Group Ltd., 8.875% due 1/15/2015 (h)                        94,000
                                              208,000    Digicel Group Ltd., 9.125% due 1/15/2015 (e)(h)                    193,440
                                              120,000    FiberTower Corp., 9% due 11/15/2012 (a)(h)                         126,750
                                              140,000    iPCS, Inc., 7.481% due 5/01/2013 (b)(h)                            135,800
                                              620,000    MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (h)                  632,400
                                              250,000    Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (h)        263,750
                                               60,000    Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (h)               56,775
                                              290,000    Rural Cellular Corp., 8.25% due 3/15/2012                          300,875
                                                                                                                       ------------
                                                                                                                          2,389,140
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Corporate Bonds  (Cost - $49,058,717) - 91.3%             48,141,815
------------------------------------------------------------------------------------------------------------------------------------
                                                         Floating Rate Loan Interests (j)
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                                  Community Health Systems, Inc. Delay Draw Term Loan,
Services - 0.4%                                14,230    5.82% due 6/18/2014                                                 13,960
                                              215,770    Community Health Systems, Inc. Term Loan B,
                                                         7.76% due 6/18/2014                                                211,670
                                                                                                                       ------------
                                                                                                                            225,630
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.6%          341,542    Travelport, Inc. Term Loan, 12.198% due 3/22/2012                  323,896
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Floating Rate Loan Interests
                                                         (Cost - $553,525) - 1.0%                                           549,526
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                               Shares
Industry                                         Held    Common Stocks                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                    14,935    Medis Technologies Ltd. (d)                                   $    194,155
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Common Stocks  (Cost - $305,426) - 0.4%                      194,155
------------------------------------------------------------------------------------------------------------------------------------
                                                         Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                       8    PTV, Inc. Series A, 10%                                                  8
Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.9%                  8    EXCO Resources, Inc., 7% (a)                                        91,200
                                                   32    EXCO Resources, Inc., 11%                                          364,800
                                                                                                                       ------------
                                                                                                                            456,000
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Preferred Stocks  (Cost - $400,619) - 0.9%                   456,008
------------------------------------------------------------------------------------------------------------------------------------
                                           Beneficial
                                             Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                           $3,359,172    BlackRock Liquidity Series, LLC
                                                         Cash Sweep Series, 5.22% (c)(g)                                  3,359,172
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Short-Term Securities
                                                         (Cost - $3,359,172) - 6.4%                                       3,359,172
------------------------------------------------------------------------------------------------------------------------------------
                                                         Total Investments  (Cost - $53,677,459*) - 100.0%               52,700,676
                                                         Liabilities in Excess of Other Assets - (0.0%)                      (2,122)
                                                                                                                       ------------
                                                         Net Assets - 100.0%                                           $ 52,698,554
                                                                                                                       ============

  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                         $53,696,253
                                             ===========
      Gross unrealized appreciation          $   711,738
      Gross unrealized depreciation           (1,707,315)
                                             -----------
      Net unrealized depreciation            $  (995,577)
                                             ===========

(a)   Convertible security.

(b)   Floating rate security.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net            Interest
      Affiliate                                      Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                              $925,065          $86,240
      --------------------------------------------------------------------------

(d)   Non-income producing security.

(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(f) Represents a step bond; the interest rate shown is the effective yield at the time of purchase.

(g)   Represents the current yield as of September 30, 2007.

(h) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(i)   Subject to principal paydowns.

(j) Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (Libor InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc. - BlackRock High Income Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

  o   Swaps outstanding as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                       Notional    Appreciation
                                                        Amount    (Depreciation)
      --------------------------------------------------------------------------
      Sold credit default protection on Novelis
      Inc. and receive 1.4%

      Broker, JPMorgan Chase
      Expires January 2008                             $150,000      $   303

      Sold credit default protection on Ford
      Motor Company and receive 3.8%

      Broker, JPMorgan Chase
      Expires March 2010                               $250,000       (4,776)
      --------------------------------------------------------------------------
      Total                                                          $(4,473)
                                                                     =======

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                 Shares
Industry                                           Held   Common Stocks                            Value
--------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.1%                       17,000   Goodrich Corp.                           $ 1,159,910
                                                 72,000   Honeywell International, Inc.              4,281,840
                                                 38,000   Lockheed Martin Corp.                      4,122,620
                                                 48,000   Northrop Grumman Corp.                     3,744,000
                                                                                                    ----------
                                                                                                    13,308,370
--------------------------------------------------------------------------------------------------------------
Airlines - 1.0%                                  95,000   Continental Airlines, Inc. Class B (a)     3,137,850
--------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                             56,000   Biogen Idec, Inc. (a)                      3,714,480
--------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                           24,000   The Goldman Sachs Group, Inc.              5,201,760
                                                 58,900   Lehman Brothers Holdings, Inc.             3,635,897
                                                                                                    ----------
                                                                                                     8,837,657
--------------------------------------------------------------------------------------------------------------
Chemicals - 2.7%                                 82,000   E.I. du Pont de Nemours & Co.              4,063,920
                                                 52,000   Monsanto Co.                               4,458,480
                                                                                                    ----------
                                                                                                     8,522,400
--------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.8%            25,000   Dun & Bradstreet Corp.                     2,465,250
--------------------------------------------------------------------------------------------------------------
Communications Equipment - 3.6%                  26,000   ADC Telecommunications, Inc. (a)             509,860
                                                223,000   Cisco Systems, Inc. (a)                    7,383,530
                                                100,000   Juniper Networks, Inc. (a)                 3,661,000
                                                                                                    ----------
                                                                                                    11,554,390
--------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 7.8%                  164,000   Dell, Inc. (a)                             4,526,400
                                                211,000   EMC Corp. (a)                              4,388,800
                                                122,000   Hewlett-Packard Co.                        6,074,380
                                                 56,000   International Business Machines Corp.      6,596,800
                                                 68,000   NCR Corp. (a)(d)                           3,386,400
                                                                                                    ----------
                                                                                                    24,972,780
--------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.1%                25,000   Fluor Corp.                                3,599,500
--------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.1%             57,000   Apollo Group, Inc. Class A (a)             3,428,550
--------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.1%            33,000   Bank of America Corp.                      1,658,910
                                                 49,000   Citigroup, Inc.                            2,286,830
                                                135,000   JPMorgan Chase & Co.                       6,185,700
                                                                                                    ----------
                                                                                                    10,131,440
--------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                    52,000   AT&T Inc.                                  2,200,120
Services - 0.7%
--------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 1.1%        93,000   Agilent Technologies, Inc. (a)             3,429,840
--------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.3%               53,000   ENSCO International, Inc.                  2,973,300
                                                 45,000   Global Industries Ltd. (a)                 1,159,200
                                                                                                    ----------
                                                                                                     4,132,500
--------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%                  25,000   The Kroger Co.                               713,000
--------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 0.6%          24,000   Zimmer Holdings, Inc. (a)                  1,943,760
--------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 10.5%         76,000   Aetna, Inc.                                4,124,520
                                                 65,000   AmerisourceBergen Corp. (d)                2,946,450
                                                 55,000   Coventry Health Care, Inc. (a)             3,421,550
                                                 67,000   Express Scripts, Inc. (a)                  3,739,940
                                                 53,000   Humana, Inc. (a)                           3,703,640
                                                 61,000   McKesson Corp.                             3,586,190
                                                 42,000   Medco Health Solutions, Inc. (a)           3,796,380
                                                 88,000   UnitedHealth Group, Inc.                   4,261,840
                                                 54,000   WellPoint, Inc. (a)(d)                     4,261,680
                                                                                                    ----------
                                                                                                    33,842,190
--------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

-------------------------------------------------------------------------------------------------------------------
                                                      Shares
Industry                                                Held   Common Stocks                            Value
-------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                              4,000   NVR, Inc. (a)(d)                         $ 1,881,000
-------------------------------------------------------------------------------------------------------------------
Household Products - 0.4%                             19,000   The Procter & Gamble Co.                   1,336,460
-------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 1.7%                      135,000   General Electric Co.                       5,589,000
-------------------------------------------------------------------------------------------------------------------
Insurance - 6.3%                                      94,000   American International Group, Inc.         6,359,100
                                                      56,000   MetLife, Inc.                              3,904,880
                                                      32,000   Prudential Financial, Inc.                 3,122,560
                                                      53,000   Safeco Corp.                               3,244,660
                                                      71,000   The Travelers Cos., Inc.                   3,574,140
                                                                                                         ----------
                                                                                                         20,205,340
-------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.9%                  105,000   Hasbro, Inc.                               2,927,400
-------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.6%                 28,000   Waters Corp. (a)                           1,873,760
-------------------------------------------------------------------------------------------------------------------
Machinery - 2.2%                                      33,000   AGCO Corp. (a)                             1,675,410
                                                      29,000   Deere & Co.                                4,304,180
                                                      13,000   Terex Corp. (a)                            1,157,260
                                                                                                         ----------
                                                                                                          7,136,850
-------------------------------------------------------------------------------------------------------------------
Media - 1.4%                                         134,000   Walt Disney Co.                            4,608,260
-------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                                28,000   Southern Copper Corp. (d)                  3,467,240
                                                      33,000   United States Steel Corp.                  3,496,020
                                                                                                         ----------
                                                                                                          6,963,260
-------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 14.1%                   78,000   Chevron Corp.                              7,299,240
                                                      73,000   ConocoPhillips                             6,407,210
                                                     153,000   Exxon Mobil Corp.                         14,161,680
                                                      74,000   Frontier Oil Corp.                         3,081,360
                                                      71,000   Marathon Oil Corp.                         4,048,420
                                                      44,000   Sunoco, Inc.                               3,114,320
                                                      65,000   Tesoro Corp.                               2,991,300
                                                      60,000   Valero Energy Corp.                        4,030,800
                                                                                                         ----------
                                                                                                         45,134,330
-------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%                              38,000   The Estee Lauder Cos., Inc. Class A        1,613,480
-------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.9%                               146,000   Bristol-Myers Squibb Co.                   4,207,720
                                                      74,000   Eli Lilly & Co.                            4,212,820
                                                      11,000   Johnson & Johnson                            722,700
                                                     105,000   Merck & Co., Inc.                          5,427,450
                                                     272,000   Pfizer, Inc.                               6,644,960
                                                     135,000   Schering-Plough Corp.                      4,270,050
                                                                                                         ----------
                                                                                                         25,485,700
-------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.1%           15,000   CB Richard Ellis Group, Inc. (a)             417,600
-------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%                                    91,000   CSX Corp.                                  3,888,430
-------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 6.1        87,000   Analog Devices, Inc.                       3,145,920
                                                     182,000   Applied Materials, Inc.                    3,767,400
                                                     165,000   Integrated Device Technology, Inc. (a)     2,554,200
                                                      59,000   Intersil Corp. Class A                     1,972,370
                                                      59,000   KLA-Tencor Corp.                           3,291,020
                                                      29,000   Novellus Systems, Inc. (a)                   790,540
                                                     108,000   Nvidia Corp. (a)                           3,913,920
                                                                                                         ----------
                                                                                                         19,435,370
-------------------------------------------------------------------------------------------------------------------
Software - 7.5%                                       70,000   Autodesk, Inc. (a)                         3,497,900
                                                     130,000   Compuware Corp. (a)                        1,042,600
                                                      90,000   McAfee, Inc. (a)                           3,138,300
                                                     276,000   Microsoft Corp.                            8,130,960
                                                     213,000   Novell, Inc. (a)                           1,627,320
                                                     225,000   Oracle Corp. (a)                           4,871,250
                                                      62,000   Synopsys, Inc. (a)                         1,678,960
                                                                                                         ----------
                                                                                                         23,987,290
-------------------------------------------------------------------------------------------------------------------

BlackRock Series Fund, Inc. - BlackRock Large Cap Core Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------------
                                      Shares
Industry                                Held   Common Stocks                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.5%               61,000   GameStop Corp. Class A (a)                                            $   3,437,350
----------------------------------------------------------------------------------------------------------------------------------
                                      26,000   Tiffany & Co.                                                             1,361,100
                                                            -----                                                    -------------
                                                                                                                         4,798,450
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &                   61,000   Nike, Inc. Class B                                                        3,578,260
Luxury Goods - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks (Cost - $267,441,755) - 100.0%                      320,794,317
----------------------------------------------------------------------------------------------------------------------------------
                         Beneficial Interest   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                         $            60,281   BlackRock Liquidity Series, LLC Cash Sweep Series, 5.22% (b)(c)              60,281
                                   6,790,900   BlackRock Liquidity Series, LLC Money Market Series, 5.26% (b)(c)(e)
                                                                                                                         6,790,900
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Short-Term Securities (Cost - $6,851,181) - 2.1%                    6,851,181
----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $274,292,936*) - 102.1%                       327,645,498
                                               Liabilities in Excess of Other Assets - (2.1%)                           (6,749,742)
                                                                                                                     -------------
                                               Net Assets - 100.0%                                                   $ 320,895,756
                                                                                                                     =============


* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                          $ 275,592,091
                                              =============
      Gross unrealized appreciation           $  58,530,361
      Gross unrealized deprecn                   (6,476,954)
                                              -------------
      Net unrealized appreciation             $  52,053,407
                                              =============

(a)   Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------
      Affiliate                                                  Net Activity     Interest Income
      -------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series          $     60,281            $  1,827
      BlackRock Liquidity Series, LLC Money Market Series        $ (7,406,800)           $ 47,490
      -------------------------------------------------------------------------------------------

(c) Represents the current yield as of September 30, 2007.

(d) Security, or a portion of security, is on loan.


(e) Security was purchased with the cash proceeds from securities loans.

 o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Series Fund, Inc.
BlackRock Money Market Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                 Face                                                       Interest    Maturity
                                Amount                          Issue                       Rate*         Date          Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -     $ 2,000,000    American Express Bank, FSB                      5.65%     10/16/2007     $ 2,000,000
  1.5%
                                2,800,000    Wachovia Bank, NA                               5.32       2/06/2008       2,800,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Certificates of Deposit (Cost - $4,800,000)                           4,800,000
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -       1,145,000    Banco Bilbao Vizcaya Argentaria SA, NY         5.065       4/02/2008       1,145,028
  Yankee - 25.3%
                                1,115,000    Bank of Montreal, Chicago                       5.10       4/01/2008       1,115,000
                                3,500,000    Bank of Nova Scotia, NY (a)                    5.575       12/31/2007      3,499,843
                                2,715,000    Banque Nationale de Paris, NY                   5.27       10/03/2007      2,715,000
                                4,465,000    Banque Nationale de Paris, NY                   5.31       11/20/2007      4,465,000
                                4,085,000    Banque Nationale de Paris, NY                  5.325       11/30/2007      4,085,000
                                6,400,000    Calyon, NY (a)                                  5.67       4/02/2008       6,399,035
                                7,000,000    Canadian Imperial Bank of Commerce, NY (a)     5.843       3/17/2008       7,000,000
                                3,175,000    Canadian Imperial Bank of Commerce, NY          5.09       4/01/2008       3,175,000
                                3,325,000    Deutsche Bank AG, NY                           5.385       3/11/2008       3,325,000
                                3,760,000    Fortis Bank SA/NV, NY                           5.30       2/11/2008       3,760,000
                                3,045,000    HBOS Treasury Services Plc, NY                  5.27       10/03/2007      3,045,000
                                1,220,000    HBOS Treasury Services Plc, NY                  5.28       10/05/2007      1,220,000
                                3,000,000    HBOS Treasury Services Plc, NY                  5.51       11/29/2007      3,000,000
                                2,000,000    HBOS Treasury Services Plc, NY                  5.70       12/04/2007      2,000,000
                                  985,000    Natixis, NY                                     5.42       7/10/2008         987,872
                                1,060,000    Nordea Bank Finland Plc, NY                     4.91       6/23/2008       1,060,075
                                5,000,000    Royal Bank of Scotland, NY                      5.70       12/07/2007      5,000,000
                               10,000,000    Swedbank AB, NY                                 5.15       12/21/2007     10,000,000
                                5,000,000    Toronto Dominion Bank, NY                       5.05       3/25/2008       5,000,000
                                4,500,000    UBS AG, Stamford                                5.05       3/20/2008       4,500,000
                                1,925,000    UniCredito Italiano Bank, NY                   5.385       3/20/2008       1,925,045
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Certificate of Deposit - Yankee (Cost - $78,421,898)                 78,421,898
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 59.5%        1,890,000    Amstel Funding Corp.                            5.25       10/22/2007      1,884,212
                                8,000,000    Amstel Funding Corp.                            5.90       11/20/2007      7,934,444
                                2,000,000    Amstel Funding Corp.                            6.18       12/05/2007      1,977,683
                                5,600,000    Amsterdam Funding Corp.                         5.22       10/22/2007      5,582,948
                               14,700,000    Atlantic Asset Securitization Corp.             6.00       10/17/2007     14,660,800
                                  800,000    Atlantic Asset Securitization Corp.             5.17       11/21/2007        794,141
                                5,000,000    Bank of America Corp.                           5.52       12/12/2007      4,944,800
                                2,000,000    Bank of America Corp.                           5.32       2/08/2008       1,961,578
                                1,700,000    Beta Finance Corp.                              5.25       10/11/2007      1,697,521
                                1,900,000    Beta Finance Corp.                              5.25       10/22/2007      1,894,181
                                1,500,000    CAFCO, LLC                                      5.25       10/04/2007      1,499,344
                                5,000,000    CAFCO, LLC                                      5.43       11/13/2007      4,967,571
                                7,000,000    Cedar Springs Capital Co.                       5.25       10/19/2007      6,981,625

BlackRock Series Fund, Inc.
BlackRock Money Market Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                 Face                                                       Interest    Maturity
                                Amount                          Issue                       Rate*         Date          Value
------------------------------------------------------------------------------------------------------------------------------------
                             $ 10,000,000    Ciesco, LP                                      5.43%      11/13/2007   $  9,935,142
                                4,000,000    Concord Minutemen Capital Co., LLC              5.30       10/19/2007      3,989,400
                                5,000,000    Edison Asset Securitization, LLC                5.25       10/30/2007      4,978,854
                                5,000,000    Erasmus Capital Corp.                           5.93       12/17/2007      4,936,582
                                2,400,000    Fountain Square Commercial Funding Corp.        5.25       10/15/2007      2,395,100
                                5,000,000    General Electric Capital Corp.                  5.24       10/19/2007      4,986,900
                                3,504,000    Govco Inc.                                      5.25       10/29/2007      3,489,692
                                5,000,000    Govco Inc.                                      5.73       11/15/2007      4,964,188
                                2,410,000    Grampian Funding LLC                            5.185      11/19/2007      2,392,992
                                3,000,000    Greenwich Capital Holdings, Inc.                5.45       11/15/2007      2,979,563
                                2,200,000    Greyhawk Funding LLC                            5.28       10/02/2007      2,199,677
                                4,000,000    Irish Life & Permanent Plc                      5.25       10/22/2007      3,987,750
                                8,000,000    Irish Life & Permanent Plc                      5.11       11/26/2007      7,936,409
                               10,000,000    K2 (USA) LLC                                    5.255      10/15/2007      9,979,564
                                3,000,000    Lexington Parker Capital Co., LLC               6.07       11/16/2007      2,976,732
                                1,976,000    Liberty Street Funding LLC                      5.255      10/23/2007      1,969,654
                                4,000,000    Liberty Street Funding LLC                      5.60       11/13/2007      3,973,244
                                3,100,000    Mont Blanc Capital Corp.                        5.26       10/09/2007      3,096,376
                                2,000,000    Old Line Funding, LLC                           5.255      10/12/2007      1,996,789
                                7,000,000    Picaros Funding LLC                             5.26       10/16/2007      6,984,658
                                2,000,000    Raiffeisen Zentralbank Oesterreich AG           5.13       12/19/2007      1,977,485
                                2,000,000    Scaldis Capital LLC                             6.08       12/13/2007      1,975,342
                                2,000,000    Societe Generale                                5.25       11/02/2007      1,990,667
                                8,600,000    Societe Generale                                5.13       2/05/2008       8,444,362
                                3,000,000    Societe Generale                                5.165      2/08/2008       2,944,046
                                8,400,000    Three Pillars Funding Corp.                     5.26       10/16/2007      8,381,590
                                3,000,000    UBS Finance (Delaware), LLC                     5.165      10/10/2007      2,996,126
                                1,605,000    UniCredito Italiano Bank (Ireland) Plc          5.245      3/20/2008       1,565,013
                                7,400,000    Zela Finance Inc.                               5.26       10/17/2007      7,382,700
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Commercial Paper (Cost - $184,587,445)                             184,587,445
------------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 3.9%       3,000,000    Genworth Life Insurance Co. (a)(b)              5.80       10/01/2007      3,000,000
                                9,000,000    Jackson National Life Insurance Co. (a)(b)      5.78       5/01/2008       9,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Funding Agreements (Cost - $12,000,000)                             12,000,000
------------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 9.4%        1,000,000    Bank of Ireland (a)                             5.506      9/19/2008       1,000,000
                                2,020,000    Cullinan Finance Corp. (a)                      5.111      6/25/2008       2,019,852
                                7,000,000    General Electric Capital Corp. (a)              5.878      10/17/2007      7,000,000
                                4,100,000    Goldman Sachs Group, Inc. (a)                   5.822      9/12/2008       4,100,000
                                3,000,000    HSBC Finance Corp. (a)                          5.186      8/22/2008       3,000,000
                                1,750,000    MetLife Global Funding I (a)                    5.853      9/12/2008       1,750,000

BlackRock Series Fund, Inc.
BlackRock Money Market Portfolio
Schedule of Investments as of September 30, 2007 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                 Face                                                       Interest    Maturity
                                Amount                          Issue                       Rate*         Date          Value
------------------------------------------------------------------------------------------------------------------------------------
                              $ 1,300,000    MetLife Global Funding I (a)                    5.853%     10/06/2008   $  1,300,000
                                2,000,000    Northern Rock Plc (a)                           5.814      7/08/2008       2,000,000
                                1,900,000    Principal Life Income Funding Trusts (a)        5.75       12/07/2007      1,900,208
                                5,000,000    Royal Bank of Scotland Group Plc (a)            5.35       9/26/2008       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Medium-Term Notes (Cost - $29,070,060)                              29,070,060
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government, Agency &         700,000    Freddie Mac                                     4.595      10/05/2007        700,000
  Instrumentality Obligations -
  Non-Discount - 1.4%             800,000    Freddie Mac                                     4.625      10/05/2007        800,000
                                1,000,000    Freddie Mac                                     4.655      10/11/2007      1,000,000
                                  700,000    Freddie Mac                                     4.705      10/11/2007        699,999
                                1,000,000    Freddie Mac                                     4.75       10/24/2007        999,997
------------------------------------------------------------------------------------------------------------------------------------
                                             Total U.S. Government, Agency & Instrumentality Obligations -              4,199,996
                                             Non-Discount(Cost - $4,199,996)
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%     2,907,000    Deutsche Bank Securities Inc., purchased on
                                             9/28/2007 to yield  4.85% to 10/01/2007,
                                             repurchase price of  $2,908,175 collateralized
                                             by Fannie Mae 5.75% due 6/09/2011                                          2,907,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Repurchase Agreement (Cost - $2,907,000)                             2,907,000
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments  (Cost - $315,986,399**) - 101.9%                      315,986,399
                                             Liabilities in Excess of Other Assets - (1.9%)                            (5,804,485)
                                                                                                                      -----------
                                             Net Assets - 100.0%                                                     $310,181,914
                                                                                                                      ===========



* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon indexes. The interest rates shown are the rates in effect at September 30, 2007.

**    Cost for federal income tax purposes.

(a)   Floating rate security.

(b) Restricted securities as to resale, representing 3.87% of net assets were as follows:

-------------------------------------------------------------------------------------------------------------
Issue                                                       Acquisition Date       Cost              Value
-------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co., 5.80% due 10/01/2007              10/02/2006      $ 0,000,000        $ 3,000,000
Jackson National Life Insurance Co., 5.78% due 5/01/2008        5/01/2007        9,000,000          9,000,000
-------------------------------------------------------------------------------------------------------------
Total                                                                         $ 12,000,000        $12,000,000
                                                                              ============        ===========

Item 2 - Controls and Procedures

2(a)- The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      BlackRock Series Fund, Inc.

      By: /s/ Donald C. Burke
          ------------------------
          Donald C. Burke,
          Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

      Date: November 20, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Donald C. Burke
          ------------------------
          Donald C. Burke,
          Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

      Date: November 20, 2007

      By: /s/ Neal J. Andrews
          ------------------------
          Neal J. Andrews,
          Chief Financial Officer (principal financial officer) of BlackRock Series Fund, Inc.

      Date: November 20, 2007